UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01352

Fidelity Devonshire Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Stock Selector Large Cap Value Fund Fidelity® Stock Selector Large Cap Value Fund : FSLVX

This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Large Cap Value Fund	$ 86	0.81%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Value Index for the fiscal year, especially within information technology. Stock selection in materials also hampered the fund's result. Also hurting our result were security selection and an underweight in communication services.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained 356%. A second notable relative detractor was our stake in Allison Transmission Holdings (-32%). The stock was not held at period end. Another notable relative detractor was an overweight in U-Haul Holding (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the insurance industry. Picks in consumer discretionary and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+411%). This was an investment we established this period. A second notable relative contributor was our stake in Accenture (+11%). This was an investment we established this period. Another notable relative contributor was an overweight in Cummins (+47%). This was a stake we established this period. The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include higher allocations to the communication services and consumer discretionary sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Stock Selector Large Cap Value Fund	13.98%	13.97%	11.91%
Russell 1000® Value Index	15.83%	12.53%	11.61%
Russell 1000® Index	15.31%	14.09%	15.38%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$772,144,898
Number of Holdings	152
Total Advisory Fee	$5,514,859
Portfolio Turnover	94%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Industrials	13.4
Health Care	11.3
Information Technology	10.3
Communication Services	8.1
Consumer Discretionary	7.6
Consumer Staples	6.9
Energy	6.5
Utilities	3.9
Real Estate	3.8
Materials	3.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.5
Domestic Equity Funds - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.0
France - 0.9
Taiwan - 0.7
Canada - 0.7
Portugal - 0.3
Korea (South) - 0.3
United Kingdom - 0.1

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.3
Exxon Mobil Corp	2.8
Amazon.com Inc	2.6
Bank of America Corp	2.1
iShares Russell 1000 Value ETF	2.0
Wells Fargo & Co	1.9
Johnson & Johnson	1.9
Boeing Co	1.9
Cummins Inc	1.9
Westinghouse Air Brake Technologies Corp	1.6
23.0
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912644.101    708-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class Z : FSCZX

This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 75	0.70%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Value Index for the fiscal year, especially within information technology. Stock selection in materials also hampered the fund's result. Also hurting our result were security selection and an underweight in communication services.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained 356%. A second notable relative detractor was our stake in Allison Transmission Holdings (-32%). The stock was not held at period end. Another notable relative detractor was an overweight in U-Haul Holding (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the insurance industry. Picks in consumer discretionary and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+411%). This was an investment we established this period. A second notable relative contributor was our stake in Accenture (+11%). This was an investment we established this period. Another notable relative contributor was an overweight in Cummins (+47%). This was a stake we established this period. The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include higher allocations to the communication services and consumer discretionary sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 1, 2017 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	14.10%	14.10%	10.90%
Russell 1000® Value Index	15.83%	12.53%	10.28%
Russell 1000® Index	15.31%	14.09%	14.79%
A   From February 1, 2017

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$772,144,898
Number of Holdings	152
Total Advisory Fee	$5,514,859
Portfolio Turnover	94%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Industrials	13.4
Health Care	11.3
Information Technology	10.3
Communication Services	8.1
Consumer Discretionary	7.6
Consumer Staples	6.9
Energy	6.5
Utilities	3.9
Real Estate	3.8
Materials	3.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.5
Domestic Equity Funds - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.0
France - 0.9
Taiwan - 0.7
Canada - 0.7
Portugal - 0.3
Korea (South) - 0.3
United Kingdom - 0.1

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.3
Exxon Mobil Corp	2.8
Amazon.com Inc	2.6
Bank of America Corp	2.1
iShares Russell 1000 Value ETF	2.0
Wells Fargo & Co	1.9
Johnson & Johnson	1.9
Boeing Co	1.9
Cummins Inc	1.9
Westinghouse Air Brake Technologies Corp	1.6
23.0
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912643.101    2893-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class M : FLUTX

This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 144	1.35%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Value Index for the fiscal year, especially within information technology. Stock selection in materials also hampered the fund's result. Also hurting our result were security selection and an underweight in communication services.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained 356%. A second notable relative detractor was our stake in Allison Transmission Holdings (-32%). The stock was not held at period end. Another notable relative detractor was an overweight in U-Haul Holding (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the insurance industry. Picks in consumer discretionary and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+411%). This was an investment we established this period. A second notable relative contributor was our stake in Accenture (+11%). This was an investment we established this period. Another notable relative contributor was an overweight in Cummins (+47%). This was a stake we established this period. The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include higher allocations to the communication services and consumer discretionary sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	9.38%	12.54%	10.87%
Class M (without 3.50% sales charge)	13.35%	13.35%	11.27%
Russell 1000® Value Index	15.83%	12.53%	11.61%
Russell 1000® Index	15.31%	14.09%	15.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$772,144,898
Number of Holdings	152
Total Advisory Fee	$5,514,859
Portfolio Turnover	94%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Industrials	13.4
Health Care	11.3
Information Technology	10.3
Communication Services	8.1
Consumer Discretionary	7.6
Consumer Staples	6.9
Energy	6.5
Utilities	3.9
Real Estate	3.8
Materials	3.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.5
Domestic Equity Funds - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.0
France - 0.9
Taiwan - 0.7
Canada - 0.7
Portugal - 0.3
Korea (South) - 0.3
United Kingdom - 0.1

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.3
Exxon Mobil Corp	2.8
Amazon.com Inc	2.6
Bank of America Corp	2.1
iShares Russell 1000 Value ETF	2.0
Wells Fargo & Co	1.9
Johnson & Johnson	1.9
Boeing Co	1.9
Cummins Inc	1.9
Westinghouse Air Brake Technologies Corp	1.6
23.0
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912641.101    1813-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class I : FLUIX

This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 86	0.80%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Value Index for the fiscal year, especially within information technology. Stock selection in materials also hampered the fund's result. Also hurting our result were security selection and an underweight in communication services.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained 356%. A second notable relative detractor was our stake in Allison Transmission Holdings (-32%). The stock was not held at period end. Another notable relative detractor was an overweight in U-Haul Holding (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the insurance industry. Picks in consumer discretionary and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+411%). This was an investment we established this period. A second notable relative contributor was our stake in Accenture (+11%). This was an investment we established this period. Another notable relative contributor was an overweight in Cummins (+47%). This was a stake we established this period. The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include higher allocations to the communication services and consumer discretionary sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	13.97%	13.98%	11.89%
Russell 1000® Value Index	15.83%	12.53%	11.61%
Russell 1000® Index	15.31%	14.09%	15.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$772,144,898
Number of Holdings	152
Total Advisory Fee	$5,514,859
Portfolio Turnover	94%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Industrials	13.4
Health Care	11.3
Information Technology	10.3
Communication Services	8.1
Consumer Discretionary	7.6
Consumer Staples	6.9
Energy	6.5
Utilities	3.9
Real Estate	3.8
Materials	3.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.5
Domestic Equity Funds - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.0
France - 0.9
Taiwan - 0.7
Canada - 0.7
Portugal - 0.3
Korea (South) - 0.3
United Kingdom - 0.1

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.3
Exxon Mobil Corp	2.8
Amazon.com Inc	2.6
Bank of America Corp	2.1
iShares Russell 1000 Value ETF	2.0
Wells Fargo & Co	1.9
Johnson & Johnson	1.9
Boeing Co	1.9
Cummins Inc	1.9
Westinghouse Air Brake Technologies Corp	1.6
23.0
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912642.101    1814-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class C : FLUEX

This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 198	1.86%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Value Index for the fiscal year, especially within information technology. Stock selection in materials also hampered the fund's result. Also hurting our result were security selection and an underweight in communication services.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained 356%. A second notable relative detractor was our stake in Allison Transmission Holdings (-32%). The stock was not held at period end. Another notable relative detractor was an overweight in U-Haul Holding (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the insurance industry. Picks in consumer discretionary and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+411%). This was an investment we established this period. A second notable relative contributor was our stake in Accenture (+11%). This was an investment we established this period. Another notable relative contributor was an overweight in Cummins (+47%). This was a stake we established this period. The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include higher allocations to the communication services and consumer discretionary sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	11.78%	12.73%	10.84%
Class C	12.78%	12.73%	10.84%
Russell 1000® Value Index	15.83%	12.53%	11.61%
Russell 1000® Index	15.31%	14.09%	15.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$772,144,898
Number of Holdings	152
Total Advisory Fee	$5,514,859
Portfolio Turnover	94%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Industrials	13.4
Health Care	11.3
Information Technology	10.3
Communication Services	8.1
Consumer Discretionary	7.6
Consumer Staples	6.9
Energy	6.5
Utilities	3.9
Real Estate	3.8
Materials	3.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.5
Domestic Equity Funds - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.0
France - 0.9
Taiwan - 0.7
Canada - 0.7
Portugal - 0.3
Korea (South) - 0.3
United Kingdom - 0.1

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.3
Exxon Mobil Corp	2.8
Amazon.com Inc	2.6
Bank of America Corp	2.1
iShares Russell 1000 Value ETF	2.0
Wells Fargo & Co	1.9
Johnson & Johnson	1.9
Boeing Co	1.9
Cummins Inc	1.9
Westinghouse Air Brake Technologies Corp	1.6
23.0
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912640.101    1812-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class A : FLUAX

This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 118	1.11%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Value Index for the fiscal year, especially within information technology. Stock selection in materials also hampered the fund's result. Also hurting our result were security selection and an underweight in communication services.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained 356%. A second notable relative detractor was our stake in Allison Transmission Holdings (-32%). The stock was not held at period end. Another notable relative detractor was an overweight in U-Haul Holding (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the insurance industry. Picks in consumer discretionary and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+411%). This was an investment we established this period. A second notable relative contributor was our stake in Accenture (+11%). This was an investment we established this period. Another notable relative contributor was an overweight in Cummins (+47%). This was a stake we established this period. The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include higher allocations to the communication services and consumer discretionary sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	7.11%	12.29%	10.92%
Class A (without 5.75% sales charge)	13.65%	13.62%	11.58%
Russell 1000® Value Index	15.83%	12.53%	11.61%
Russell 1000® Index	15.31%	14.09%	15.38%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$772,144,898
Number of Holdings	152
Total Advisory Fee	$5,514,859
Portfolio Turnover	94%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Industrials	13.4
Health Care	11.3
Information Technology	10.3
Communication Services	8.1
Consumer Discretionary	7.6
Consumer Staples	6.9
Energy	6.5
Utilities	3.9
Real Estate	3.8
Materials	3.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.5
Domestic Equity Funds - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.0
France - 0.9
Taiwan - 0.7
Canada - 0.7
Portugal - 0.3
Korea (South) - 0.3
United Kingdom - 0.1

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.3
Exxon Mobil Corp	2.8
Amazon.com Inc	2.6
Bank of America Corp	2.1
iShares Russell 1000 Value ETF	2.0
Wells Fargo & Co	1.9
Johnson & Johnson	1.9
Boeing Co	1.9
Cummins Inc	1.9
Westinghouse Air Brake Technologies Corp	1.6
23.0
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912639.101    1810-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Series Value Discovery Fund Fidelity® Series Value Discovery Fund : FNKLX

This annual shareholder report contains information about Fidelity® Series Value Discovery Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Value Discovery Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Value Index for the fiscal year, led by financials. Stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and communication services, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+67%). The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Thermo Fisher Scientific (+47%). This was a stake we established this period. Another notable relative contributor was an overweight in Exxon Mobil (+37%). The company was the fund's second-largest holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer staples. Picks and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also hurting our result was an overweight in health care.
•The largest individual relative detractor was our stake in Centene (-46%). The stock was not held at period end. Not owning Johnson & Johnson, a benchmark component that gained 54%, was a second notable relative detractor. Another notable relative detractor was an overweight in H&R Block (-26%).
•Notable changes in positioning include higher allocations to the communication services and consumer discretionary sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Value Discovery Fund	19.07%	11.60%	11.43%
Russell 3000® Value Index	15.89%	12.32%	11.57%
Russell 3000® Index	15.32%	13.60%	15.13%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$15,576,634,701
Number of Holdings	124
Total Advisory Fee	$0
Portfolio Turnover	65%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	23.3
Industrials	14.2
Health Care	10.8
Consumer Staples	10.3
Energy	9.0
Information Technology	8.0
Consumer Discretionary	7.8
Communication Services	7.7
Materials	4.8
Utilities	3.0
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.7
United Kingdom - 4.0
Canada - 2.6
France - 0.4
Taiwan - 0.3
Monaco - 0.0

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.2
Exxon Mobil Corp	4.2
Amazon.com Inc	2.9
Bank of America Corp	2.6
Merck & Co Inc	2.3
Chubb Ltd	2.1
Cisco Systems Inc	2.0
Wells Fargo & Co	1.9
Travelers Companies Inc/The	1.9
Shell PLC ADR	1.9
26.0
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912633.101    2453-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Series Stock Selector Large Cap Value Fund Fidelity® Series Stock Selector Large Cap Value Fund : FBLEX

This annual shareholder report contains information about Fidelity® Series Stock Selector Large Cap Value Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Stock Selector Large Cap Value Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Value Index for the fiscal year, especially within information technology. Security selection in materials also hampered the fund's result. Also detracting from our result were stock picks and an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•Not owning Micron Technology, a benchmark component that gained 356%, was the biggest individual relative detractor. The second-largest relative detractor was our stake in Allison Transmission Holdings (-32%). The stock was not held at period end. Another notable relative detractor was an overweight in U-Haul Holding (-20%).
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials, primarily within the insurance industry. Picks in consumer discretionary and energy also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+408%). This was an investment we established this period. A second notable relative contributor was our stake in Accenture (+11%). This was an investment we established this period. Another notable relative contributor was an overweight in Cummins (+47%). This was an investment we established this period. The company was one of the fund's biggest holdings at period end.
•Notable changes in positioning include higher allocations to the communication services and consumer discretionary sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Stock Selector Large Cap Value Fund	14.85%	14.90%	12.58%
Russell 1000® Value Index	15.83%	12.53%	11.61%
Russell 1000® Index	15.31%	14.09%	15.38%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$15,295,516,679
Number of Holdings	153
Total Advisory Fee	$0
Portfolio Turnover	76%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	20.9
Industrials	13.3
Health Care	11.4
Information Technology	11.2
Communication Services	8.3
Consumer Discretionary	7.5
Consumer Staples	6.9
Energy	6.5
Utilities	4.1
Real Estate	3.8
Materials	3.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Domestic Equity Funds - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.8
France - 1.0
Taiwan - 0.8
Canada - 0.7
Portugal - 0.3
Korea (South) - 0.3
United Kingdom - 0.1

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	4.4
Exxon Mobil Corp	2.8
Amazon.com Inc	2.6
Bank of America Corp	2.1
Johnson & Johnson	2.0
Cummins Inc	2.0
Wells Fargo & Co	1.9
Boeing Co	1.9
Westinghouse Air Brake Technologies Corp	1.6
Chubb Ltd	1.6
22.9
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912634.101    2461-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Series All-Sector Equity Fund Fidelity® Series All-Sector Equity Fund : FSAEX

This annual shareholder report contains information about Fidelity® Series All-Sector Equity Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series All-Sector Equity Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Index for the fiscal year, led by information technology, where our picks in software & services helped most. Stock picks in industrials and health care, in the latter instance primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Broadcom (+52%). The company was among our largest holdings. A second notable relative contributor was an overweight in NVIDIA (+59%). The company was the fund's largest holding. Not owning Salesforce, a benchmark component that returned approximately -37%, was another notable relative contributor.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer staples. Picks in utilities also hampered the fund's result. Also hurting our result was positioning in communication services.
•The largest individual relative detractor was an underweight in Micron Technology (+356%). This was a position we established this period. A second notable relative detractor was an overweight in Samsara (-46%). This period we decreased our investment in Samsara. Underweighting Lam Research (+191%), a position we established this period, also hurt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series All-Sector Equity Fund	17.24%	15.75%	16.57%
Russell 1000® Index	15.31%	14.09%	15.38%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$4,963,920,163
Number of Holdings	299
Total Advisory Fee	$0
Portfolio Turnover	50%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.6
Financials	13.0
Consumer Discretionary	10.7
Communication Services	10.4
Industrials	9.6
Health Care	9.4
Consumer Staples	4.6
Energy	3.3
Materials	2.2
Real Estate	2.1
Utilities	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.7
Puerto Rico - 0.1
Germany - 0.1
Canada - 0.1
Switzerland - 0.0
Australia - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.4
Microsoft Corp	6.1
Alphabet Inc Class C	5.9
Apple Inc	4.9
Amazon.com Inc	4.1
Broadcom Inc	3.2
Meta Platforms Inc Class A	2.3
Eli Lilly & Co	1.8
Mastercard Inc Class A	1.7
Tesla Inc	1.6
40.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912632.101    2115-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mid Cap Value K6 Fund Fidelity® Mid Cap Value K6 Fund : FCMVX

This annual shareholder report contains information about Fidelity® Mid Cap Value K6 Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value K6 Fund	$ 48	0.45%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within information technology, where our picks in technology hardware & equipment helped most. Stock picking in real estate and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+413%). The stock was the fund's biggest holding. A non-benchmark stake in PACS gained 132% and was a second notable relative contributor. This period we increased our position in PACS. The stock was among the fund's largest holdings at period end. An overweight in Ciena (+189%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care. Stock picking in materials also hampered the fund's result. Also detracting from our result was an underweight in information technology. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Acadia Healthcare (-70%). This period we increased our position in Acadia Healthcare. The second-largest relative detractor was our stake in Centene (-60%). The stock was not held at period end. Another notable relative detractor this period was avoiding Warner Bros. Discovery, a benchmark component that gained 164%.
•Notable changes in positioning include higher allocations to the information technology and health care sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2017 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Mid Cap Value K6 Fund	15.20%	14.82%	9.98%
Russell Midcap® Value Index	11.87%	10.80%	9.06%
Russell 3000® Index	15.32%	13.60%	14.18%
A   From May 25, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$103,517,003
Number of Holdings	179
Total Advisory Fee	$315,503
Portfolio Turnover	97%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.6
Financials	15.8
Information Technology	10.4
Health Care	9.7
Consumer Discretionary	9.2
Real Estate	8.0
Materials	7.6
Utilities	7.2
Energy	6.2
Consumer Staples	5.2
Communication Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.4
Canada - 1.4
Germany - 0.7
Zambia - 0.7
Belgium - 0.4
United Kingdom - 0.2
Portugal - 0.2

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.2
PACS Group Inc	1.6
Welltower Inc	1.2
Sempra	1.1
Molina Healthcare Inc	1.1
PG&E Corp	1.1
Corteva Inc	1.0
Reliance Inc	1.0
Mueller Industries Inc	1.0
Smurfit WestRock PLC	0.9
12.2
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912636.101    2956-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mid Cap Value Fund Fidelity® Mid Cap Value Fund : FSMVX

This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value Fund	$ 90	0.84%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within information technology, where our stock picks in technology hardware & equipment helped most. Picks in real estate and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+413%). The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Ciena (+188%). Another notable relative contributor was our non-benchmark stake in PACS (+133%). This period we increased our investment in PACS. The company was among our biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care. Stock picks and an overweight in materials also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-70%). This period we increased our stake in Acadia Healthcare. The second-largest relative detractor was our stake in Centene (-60%). The stock was not held at period end. Another notable relative detractor this period was avoiding Warner Bros. Discovery, a benchmark component that gained 164%.
•Notable changes in positioning include higher allocations to the information technology and health care sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Mid Cap Value Fund	15.45%	14.85%	11.16%
Russell Midcap® Value Index	11.87%	10.80%	10.87%
Russell 3000® Index	15.32%	13.60%	15.13%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,900,294,804
Number of Holdings	180
Total Advisory Fee	$14,539,372
Portfolio Turnover	84%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.6
Financials	16.0
Information Technology	10.4
Health Care	9.7
Consumer Discretionary	9.2
Real Estate	8.0
Materials	7.5
Utilities	7.1
Energy	6.2
Consumer Staples	5.2
Communication Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.4
Canada - 1.4
Germany - 0.7
Zambia - 0.7
Belgium - 0.4
United Kingdom - 0.2
Portugal - 0.2

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.2
PACS Group Inc	1.6
Welltower Inc	1.2
Molina Healthcare Inc	1.1
Sempra	1.1
Corteva Inc	1.0
Reliance Inc	1.0
PG&E Corp	1.0
Mueller Industries Inc	1.0
Smurfit WestRock PLC	0.9
12.1
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912650.101    762-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class Z : FIDFX

This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 82	0.76%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within information technology, where our stock picks in technology hardware & equipment helped most. Picks in real estate and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+413%). The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Ciena (+188%). Another notable relative contributor was our non-benchmark stake in PACS (+133%). This period we increased our investment in PACS. The company was among our biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care. Stock picks and an overweight in materials also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-70%). This period we increased our stake in Acadia Healthcare. The second-largest relative detractor was our stake in Centene (-60%). The stock was not held at period end. Another notable relative detractor this period was avoiding Warner Bros. Discovery, a benchmark component that gained 164%.
•Notable changes in positioning include higher allocations to the information technology and health care sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 1, 2017 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	15.56%	14.97%	10.03%
Russell Midcap® Value Index	11.87%	10.80%	9.04%
Russell 3000® Index	15.32%	13.60%	14.41%
A   From February 1, 2017

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,900,294,804
Number of Holdings	180
Total Advisory Fee	$14,539,372
Portfolio Turnover	84%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.6
Financials	16.0
Information Technology	10.4
Health Care	9.7
Consumer Discretionary	9.2
Real Estate	8.0
Materials	7.5
Utilities	7.1
Energy	6.2
Consumer Staples	5.2
Communication Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.4
Canada - 1.4
Germany - 0.7
Zambia - 0.7
Belgium - 0.4
United Kingdom - 0.2
Portugal - 0.2

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.2
PACS Group Inc	1.6
Welltower Inc	1.2
Molina Healthcare Inc	1.1
Sempra	1.1
Corteva Inc	1.0
Reliance Inc	1.0
PG&E Corp	1.0
Mueller Industries Inc	1.0
Smurfit WestRock PLC	0.9
12.1
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912649.101    2894-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class M : FMPTX

This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 149	1.38%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within information technology, where our stock picks in technology hardware & equipment helped most. Picks in real estate and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+413%). The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Ciena (+188%). Another notable relative contributor was our non-benchmark stake in PACS (+133%). This period we increased our investment in PACS. The company was among our biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care. Stock picks and an overweight in materials also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-70%). This period we increased our stake in Acadia Healthcare. The second-largest relative detractor was our stake in Centene (-60%). The stock was not held at period end. Another notable relative detractor this period was avoiding Warner Bros. Discovery, a benchmark component that gained 164%.
•Notable changes in positioning include higher allocations to the information technology and health care sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	10.80%	13.41%	10.14%
Class M (without 3.50% sales charge)	14.82%	14.22%	10.54%
Russell Midcap® Value Index	11.87%	10.80%	10.87%
Russell 3000® Index	15.32%	13.60%	15.13%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,900,294,804
Number of Holdings	180
Total Advisory Fee	$14,539,372
Portfolio Turnover	84%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.6
Financials	16.0
Information Technology	10.4
Health Care	9.7
Consumer Discretionary	9.2
Real Estate	8.0
Materials	7.5
Utilities	7.1
Energy	6.2
Consumer Staples	5.2
Communication Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.4
Canada - 1.4
Germany - 0.7
Zambia - 0.7
Belgium - 0.4
United Kingdom - 0.2
Portugal - 0.2

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.2
PACS Group Inc	1.6
Welltower Inc	1.2
Molina Healthcare Inc	1.1
Sempra	1.1
Corteva Inc	1.0
Reliance Inc	1.0
PG&E Corp	1.0
Mueller Industries Inc	1.0
Smurfit WestRock PLC	0.9
12.1
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912647.101    1819-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class I : FMPOX

This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 95	0.89%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within information technology, where our stock picks in technology hardware & equipment helped most. Picks in real estate and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+413%). The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Ciena (+188%). Another notable relative contributor was our non-benchmark stake in PACS (+133%). This period we increased our investment in PACS. The company was among our biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care. Stock picks and an overweight in materials also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-70%). This period we increased our stake in Acadia Healthcare. The second-largest relative detractor was our stake in Centene (-60%). The stock was not held at period end. Another notable relative detractor this period was avoiding Warner Bros. Discovery, a benchmark component that gained 164%.
•Notable changes in positioning include higher allocations to the information technology and health care sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	15.42%	14.82%	11.14%
Russell Midcap® Value Index	11.87%	10.80%	10.87%
Russell 3000® Index	15.32%	13.60%	15.13%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,900,294,804
Number of Holdings	180
Total Advisory Fee	$14,539,372
Portfolio Turnover	84%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.6
Financials	16.0
Information Technology	10.4
Health Care	9.7
Consumer Discretionary	9.2
Real Estate	8.0
Materials	7.5
Utilities	7.1
Energy	6.2
Consumer Staples	5.2
Communication Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.4
Canada - 1.4
Germany - 0.7
Zambia - 0.7
Belgium - 0.4
United Kingdom - 0.2
Portugal - 0.2

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.2
PACS Group Inc	1.6
Welltower Inc	1.2
Molina Healthcare Inc	1.1
Sempra	1.1
Corteva Inc	1.0
Reliance Inc	1.0
PG&E Corp	1.0
Mueller Industries Inc	1.0
Smurfit WestRock PLC	0.9
12.1
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912648.101    1820-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class C : FMPEX

This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 202	1.89%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within information technology, where our stock picks in technology hardware & equipment helped most. Picks in real estate and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+413%). The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Ciena (+188%). Another notable relative contributor was our non-benchmark stake in PACS (+133%). This period we increased our investment in PACS. The company was among our biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care. Stock picks and an overweight in materials also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-70%). This period we increased our stake in Acadia Healthcare. The second-largest relative detractor was our stake in Centene (-60%). The stock was not held at period end. Another notable relative detractor this period was avoiding Warner Bros. Discovery, a benchmark component that gained 164%.
•Notable changes in positioning include higher allocations to the information technology and health care sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	13.23%	13.64%	10.17%
Class C	14.23%	13.64%	10.17%
Russell Midcap® Value Index	11.87%	10.80%	10.87%
Russell 3000® Index	15.32%	13.60%	15.13%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,900,294,804
Number of Holdings	180
Total Advisory Fee	$14,539,372
Portfolio Turnover	84%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.6
Financials	16.0
Information Technology	10.4
Health Care	9.7
Consumer Discretionary	9.2
Real Estate	8.0
Materials	7.5
Utilities	7.1
Energy	6.2
Consumer Staples	5.2
Communication Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.4
Canada - 1.4
Germany - 0.7
Zambia - 0.7
Belgium - 0.4
United Kingdom - 0.2
Portugal - 0.2

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.2
PACS Group Inc	1.6
Welltower Inc	1.2
Molina Healthcare Inc	1.1
Sempra	1.1
Corteva Inc	1.0
Reliance Inc	1.0
PG&E Corp	1.0
Mueller Industries Inc	1.0
Smurfit WestRock PLC	0.9
12.1
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912646.101    1818-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class A : FMPAX

This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 122	1.13%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within information technology, where our stock picks in technology hardware & equipment helped most. Picks in real estate and consumer staples also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+413%). The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Ciena (+188%). Another notable relative contributor was our non-benchmark stake in PACS (+133%). This period we increased our investment in PACS. The company was among our biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care. Stock picks and an overweight in materials also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-70%). This period we increased our stake in Acadia Healthcare. The second-largest relative detractor was our stake in Centene (-60%). The stock was not held at period end. Another notable relative detractor this period was avoiding Warner Bros. Discovery, a benchmark component that gained 164%.
•Notable changes in positioning include higher allocations to the information technology and health care sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	8.49%	13.16%	10.18%
Class A (without 5.75% sales charge)	15.11%	14.50%	10.83%
Russell Midcap® Value Index	11.87%	10.80%	10.87%
Russell 3000® Index	15.32%	13.60%	15.13%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,900,294,804
Number of Holdings	180
Total Advisory Fee	$14,539,372
Portfolio Turnover	84%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.6
Financials	16.0
Information Technology	10.4
Health Care	9.7
Consumer Discretionary	9.2
Real Estate	8.0
Materials	7.5
Utilities	7.1
Energy	6.2
Consumer Staples	5.2
Communication Services	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.4
Canada - 1.4
Germany - 0.7
Zambia - 0.7
Belgium - 0.4
United Kingdom - 0.2
Portugal - 0.2

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.2
PACS Group Inc	1.6
Welltower Inc	1.2
Molina Healthcare Inc	1.1
Sempra	1.1
Corteva Inc	1.0
Reliance Inc	1.0
PG&E Corp	1.0
Mueller Industries Inc	1.0
Smurfit WestRock PLC	0.9
12.1
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912645.101    1816-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Equity-Income K6 Fund Fidelity® Equity-Income K6 Fund : FEKFX

This annual shareholder report contains information about Fidelity® Equity-Income K6 Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity-Income K6 Fund	$ 37	0.34%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000® Value Index for the fiscal year, led by industrials, where our picks in capital goods helped most. Stock picks in health care and financials also boosted the fund's relative performance.
•The fund's non-benchmark stake in Samsung Electronics gained 212% and was the top individual relative contributor. The stock was one of the fund's largest holdings at period end. The second-largest relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+60%). An overweight in GE Vernova (+94%) also contributed, and we trimmed our stake.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in consumer staples. Also hurting our result was security selection in communication services and information technology, primarily within the semiconductors & semiconductor equipment industry.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained 356%. A second notable relative detractor this period was avoiding Intel, a benchmark component that gained 139%. Another notable relative detractor this period was avoiding Caterpillar, a benchmark component that gained about 79%.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to materials.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 13, 2019 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Equity-Income K6 Fund	18.32%	13.65%	12.87%
Russell 3000® Value Index	15.89%	12.32%	11.24%
Russell 3000® Index	15.32%	13.60%	15.19%
A   From June 13, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$418,078,221
Number of Holdings	122
Total Advisory Fee	$1,002,906
Portfolio Turnover	14%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.8
Health Care	12.4
Industrials	12.2
Information Technology	10.8
Consumer Staples	8.9
Communication Services	8.0
Consumer Discretionary	7.7
Energy	6.9
Utilities	5.4
Materials	2.9
Real Estate	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.4
Canada - 2.7
United Kingdom - 2.5
Korea (South) - 1.9
Taiwan - 1.7
Netherlands - 0.9
Japan - 0.6
Italy - 0.5
Germany - 0.5
France - 0.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	3.7
JPMorgan Chase & Co	3.5
Exxon Mobil Corp	3.2
Wells Fargo & Co	2.1
Linde PLC	2.0
Johnson & Johnson	2.0
Bank of America Corp	2.0
Samsung Electronics Co Ltd	1.9
Gilead Sciences Inc	1.9
Walmart Inc	1.9
24.2
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912638.101    3457-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Equity-Income Fund Fidelity® Equity-Income Fund : FEQIX

This annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity-Income Fund	$ 57	0.52%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000® Value Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock selection in health care and financials also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Samsung Electronics (+213%). The stock was among our largest holdings at period end. The second-largest relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+60%), and we trimmed our stake. Another notable relative contributor was an overweight in GE Vernova (+93%). This period we decreased our investment in GE Vernova.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer staples. Also hurting our result was stock picking in communication services and information technology.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained 356%. Not owning Intel, a benchmark component that gained 139%, was the second-largest relative detractor. Another notable relative detractor this period was avoiding Caterpillar, a benchmark component that gained about 79%.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to materials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Equity-Income Fund	18.19%	13.40%	12.51%
Russell 3000® Value Index	15.89%	12.32%	11.57%
Russell 3000® Index	15.32%	13.60%	15.13%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$10,873,694,221
Number of Holdings	122
Total Advisory Fee	$48,601,734
Portfolio Turnover	11%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.7
Industrials	12.3
Health Care	12.1
Information Technology	10.8
Consumer Staples	8.8
Communication Services	8.1
Consumer Discretionary	7.5
Energy	6.9
Utilities	5.4
Materials	2.9
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.4
Canada - 2.7
United Kingdom - 2.5
Korea (South) - 1.9
Taiwan - 1.7
Netherlands - 0.9
Japan - 0.6
Italy - 0.5
Germany - 0.5
France - 0.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	3.7
JPMorgan Chase & Co	3.4
Exxon Mobil Corp	3.2
Wells Fargo & Co	2.1
Linde PLC	2.0
Johnson & Johnson	1.9
Bank of America Corp	1.9
Samsung Electronics Co Ltd	1.9
Walmart Inc	1.9
Gilead Sciences Inc	1.9
23.9
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912616.101    23-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Equity-Income Fund Fidelity® Equity-Income Fund Class K : FEIKX

This annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 49	0.45%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000® Value Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock selection in health care and financials also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Samsung Electronics (+213%). The stock was among our largest holdings at period end. The second-largest relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+60%), and we trimmed our stake. Another notable relative contributor was an overweight in GE Vernova (+93%). This period we decreased our investment in GE Vernova.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer staples. Also hurting our result was stock picking in communication services and information technology.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained 356%. Not owning Intel, a benchmark component that gained 139%, was the second-largest relative detractor. Another notable relative detractor this period was avoiding Caterpillar, a benchmark component that gained about 79%.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to materials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	18.28%	13.50%	12.61%
Russell 3000® Value Index	15.89%	12.32%	11.57%
Russell 3000® Index	15.32%	13.60%	15.13%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$10,873,694,221
Number of Holdings	122
Total Advisory Fee	$48,601,734
Portfolio Turnover	11%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.7
Industrials	12.3
Health Care	12.1
Information Technology	10.8
Consumer Staples	8.8
Communication Services	8.1
Consumer Discretionary	7.5
Energy	6.9
Utilities	5.4
Materials	2.9
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.4
Canada - 2.7
United Kingdom - 2.5
Korea (South) - 1.9
Taiwan - 1.7
Netherlands - 0.9
Japan - 0.6
Italy - 0.5
Germany - 0.5
France - 0.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	3.7
JPMorgan Chase & Co	3.4
Exxon Mobil Corp	3.2
Wells Fargo & Co	2.1
Linde PLC	2.0
Johnson & Johnson	1.9
Bank of America Corp	1.9
Samsung Electronics Co Ltd	1.9
Walmart Inc	1.9
Gilead Sciences Inc	1.9
23.9
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912615.101    2085-TSRA-0426

Item 2.

Code of Ethics

As of the end of the period, January 31, 2026, Fidelity Devonshire Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Equity-Income K6 Fund, Fidelity Mid Cap Value K6 Fund, Fidelity Series All-Sector Equity Fund and Fidelity Series Value Discovery Fund (the “Funds”):

Services Billed by Deloitte Entities

January 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Equity-Income K6 Fund	$43,800	$-	$6,700	$400
Fidelity Mid Cap Value K6 Fund	$35,900	$-	$5,300	$300
Fidelity Series All-Sector Equity Fund	$42,800	$-	$7,700	$400
Fidelity Series Value Discovery Fund	$44,300	$-	$10,100	$400

January 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Equity-Income K6 Fund	$49,300	$-	$8,000	$1,000
Fidelity Mid Cap Value K6 Fund	$37,300	$-	$5,800	$800
Fidelity Series All-Sector Equity Fund	$43,300	$-	$8,700	$900
Fidelity Series Value Discovery Fund	$44,600	$-	$10,900	$1,000

A Amounts may reflect rounding

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Equity-Income Fund, Fidelity Mid Cap Value Fund, Fidelity Series Stock Selector Large Cap Value Fund and Fidelity Stock Selector Large Cap Value Fund (the “Funds”):

Services Billed by PwC

January 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Equity-Income Fund	$59,900	$2,300	$12,800	$700
Fidelity Mid Cap Value Fund	$46,300	$1,700	$8,600	$600
Fidelity Series Stock Selector Large Cap Value Fund	$41,700	$1,600	$8,400	$500
Fidelity Stock Selector Large Cap Value Fund	$46,000	$1,700	$8,600	$500

January 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Equity-Income Fund	$60,100	$5,500	$18,000	$1,900
Fidelity Mid Cap Value Fund	$46,400	$4,200	$11,200	$1,500
Fidelity Series Stock Selector Large Cap Value Fund	$42,100	$3,800	$8,400	$1,300
Fidelity Stock Selector Large Cap Value Fund	$45,900	$4,200	$8,600	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2026A	January 31, 2025A
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$1,520,400	$2,444,500

A Amounts may reflect rounding.

Services Billed by PwC

	January 31, 2026A	January 31, 2025A
Audit-Related Fees	$7,975,400	$10,640,500
Tax Fees	$1,000	$1,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2026A	January 31, 2025A
Deloitte Entities	$4,293,900	$2,832,900
PwC	$13,300,800	$15,928,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Stock Selector Large Cap Value Fund

Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Stock Selector Large Cap Value Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Common Stocks - 96.5%
	Shares	Value ($)
CANADA - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Imperial Oil Ltd	55,600	5,617,370
FRANCE - 0.9%
Information Technology - 0.9%
IT Services - 0.9%
Capgemini SE	41,256	6,410,285
KOREA (SOUTH) - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd	20,250	2,240,338
PORTUGAL - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Galp Energia SGPS SA	125,500	2,488,779
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	17,127	5,661,501
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC ADR	14,000	849,519
UNITED STATES - 93.5%
Communication Services - 8.1%
Diversified Telecommunication Services - 1.8%
Comcast Corp Class A	152,181	4,527,384
Verizon Communications Inc	218,282	9,717,915
		14,245,299
Entertainment - 0.4%
Walt Disney Co/The	28,324	3,194,947
Interactive Media & Services - 4.7%
Alphabet Inc Class A	97,143	32,834,334
Meta Platforms Inc Class A	4,039	2,893,944
		35,728,278
Wireless Telecommunication Services - 1.2%
T-Mobile US Inc	47,699	9,406,720
TOTAL COMMUNICATION SERVICES		62,575,244
Consumer Discretionary - 7.6%
Automobile Components - 0.2%
Aptiv PLC (a)	21,671	1,641,578
Automobiles - 0.5%
General Motors Co	48,266	4,054,344
Broadline Retail - 2.6%
Amazon.com Inc (a)	80,587	19,284,470
Hotels, Restaurants & Leisure - 1.4%
Hilton Worldwide Holdings Inc	11,926	3,560,030
McDonald's Corp	23,816	7,502,040
		11,062,070
Household Durables - 0.5%
Somnigroup International Inc	48,312	4,244,209
Specialty Retail - 2.4%
Dick's Sporting Goods Inc	18,915	3,820,830
Lowe's Cos Inc	40,988	10,946,255
Williams-Sonoma Inc	16,188	3,312,874
		18,079,959
TOTAL CONSUMER DISCRETIONARY		58,366,630
Consumer Staples - 6.8%
Beverages - 1.8%
Coca-Cola Co/The	91,925	6,876,910
Constellation Brands Inc Class A	5,586	875,326
Keurig Dr Pepper Inc	78,919	2,165,537
PepsiCo Inc	23,881	3,668,838
		13,586,611
Consumer Staples Distribution & Retail - 1.9%
Kroger Co/The	18,254	1,147,264
Target Corp	11,165	1,177,573
US Foods Holding Corp (a)	22,799	1,906,452
Walmart Inc	87,906	10,473,121
		14,704,410
Food Products - 0.5%
Conagra Brands Inc	9,500	175,845
Darling Ingredients Inc (a)	9,793	447,148
Lamb Weston Holdings Inc	3,752	172,329
McCormick & Co Inc/MD	4,000	247,320
Mondelez International Inc	50,527	2,954,314
		3,996,956
Household Products - 1.4%
Clorox Co/The	2,500	281,975
Colgate-Palmolive Co	3,400	306,986
Procter & Gamble Co/The	69,293	10,516,599
		11,105,560
Personal Care Products - 0.3%
Kenvue Inc	128,585	2,237,379
Tobacco - 0.9%
Philip Morris International Inc	37,039	6,646,278
TOTAL CONSUMER STAPLES		52,277,194
Energy - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
Cheniere Energy Inc	9,600	2,030,592
Core Natural Resources Inc	43,452	4,144,452
Exxon Mobil Corp	151,500	21,422,100
Phillips 66	41,800	6,000,808
Shell PLC ADR	65,500	5,045,465
Targa Resources Corp	19,200	3,858,816
TOTAL ENERGY		42,502,233
Financials - 21.1%
Banks - 8.5%
Bank of America Corp	309,605	16,470,986
Citigroup Inc	64,800	7,498,008
JPMorgan Chase & Co	28,255	8,642,922
KeyCorp	139,382	2,999,501
M&T Bank Corp	23,600	5,229,052
Truist Financial Corp	198,600	10,212,012
Wells Fargo & Co	164,669	14,900,898
		65,953,379
Capital Markets - 6.1%
Blackrock Inc	7,820	8,750,111
Charles Schwab Corp/The	93,365	9,702,491
Intercontinental Exchange Inc	40,397	7,020,191
KKR & Co Inc Class A	40,400	4,616,103
MarketAxess Holdings Inc	18,120	3,066,447
Morgan Stanley	33,900	6,196,920
State Street Corp	56,367	7,376,186
		46,728,449
Consumer Finance - 0.3%
SLM Corp	81,100	2,201,865
Financial Services - 1.4%
Apollo Global Management Inc	35,658	4,797,427
Berkshire Hathaway Inc Class B (a)	12,434	5,974,910
		10,772,337
Insurance - 4.8%
American Financial Group Inc/OH	13,733	1,788,998
Arthur J Gallagher & Co	18,961	4,728,305
Assurant Inc	12,600	3,000,438
Brown & Brown Inc	62,200	4,484,620
Chubb Ltd	37,734	11,680,937
Hartford Insurance Group Inc/The	59,086	7,980,155
Reinsurance Group of America Inc	16,400	3,325,100
		36,988,553
TOTAL FINANCIALS		162,644,583
Health Care - 11.3%
Biotechnology - 0.9%
Biogen Inc (a)	3,700	665,593
Gilead Sciences Inc	23,900	3,392,605
Moderna Inc (a)	8,700	383,409
Regeneron Pharmaceuticals Inc	2,490	1,846,211
Revolution Medicines Inc (a)	4,100	397,495
		6,685,313
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	55,200	6,033,360
Becton Dickinson & Co	5,400	1,098,792
Boston Scientific Corp (a)	46,200	4,321,086
Edwards Lifesciences Corp (a)	10,000	813,600
Masimo Corp (a)	6,500	892,645
Medtronic PLC	9,200	947,232
Solventum Corp (a)	7,400	569,578
Stryker Corp	7,800	2,882,568
		17,558,861
Health Care Providers & Services - 3.2%
Cardinal Health Inc	1,100	236,368
Cencora Inc	18,100	6,501,882
Centene Corp (a)	10,900	472,188
Cigna Group/The	7,100	1,946,181
CVS Health Corp	62,700	4,672,404
Elevance Health Inc	2,400	829,776
HCA Healthcare Inc	3,500	1,708,945
Humana Inc	2,700	527,040
Quest Diagnostics Inc	7,800	1,458,834
UnitedHealth Group Inc	22,860	6,559,220
		24,912,838
Health Care Technology - 0.0%
Waystar Holding Corp (a)	8,400	223,103
Life Sciences Tools & Services - 1.7%
Danaher Corp	15,000	3,283,350
ICON PLC (a)	7,100	1,279,775
Mettler-Toledo International Inc (a)	500	686,620
Thermo Fisher Scientific Inc	13,075	7,565,326
		12,815,071
Pharmaceuticals - 3.2%
Jazz Pharmaceuticals PLC (a)	1,100	180,939
Johnson & Johnson	65,385	14,858,741
Merck & Co Inc	77,600	8,556,952
Pfizer Inc	33,000	872,520
Viatris Inc	39,500	517,055
		24,986,207
TOTAL HEALTH CARE		87,181,393
Industrials - 13.4%
Aerospace & Defense - 2.7%
Boeing Co (a)	62,904	14,701,923
Northrop Grumman Corp	4,469	3,093,710
RTX Corp	13,782	2,769,217
		20,564,850
Air Freight & Logistics - 1.2%
FedEx Corp	28,040	9,035,890
Construction & Engineering - 1.4%
EMCOR Group Inc	14,900	10,738,877
Ground Transportation - 2.1%
CSX Corp	230,700	8,711,232
Knight-Swift Transportation Holdings Inc	30,100	1,658,510
U-Haul Holding Co Class N	116,550	5,980,181
		16,349,923
Industrial Conglomerates - 0.5%
3M Co	29,936	4,584,997
Machinery - 5.5%
Caterpillar Inc	6,400	4,207,104
Cummins Inc	25,300	14,644,146
Deere & Co	3,400	1,795,200
Parker-Hannifin Corp	10,343	9,679,393
Westinghouse Air Brake Technologies Corp	53,225	12,249,202
		42,575,045
TOTAL INDUSTRIALS		103,849,582
Information Technology - 8.4%
Communications Equipment - 0.5%
Cisco Systems Inc	53,410	4,183,071
Electronic Equipment, Instruments & Components - 0.6%
Vontier Corp	129,559	4,858,463
IT Services - 2.6%
Accenture PLC Class A	29,000	7,645,560
Amdocs Ltd	86,837	7,115,424
Kyndryl Holdings Inc (a)	86,700	1,994,100
Twilio Inc Class A (a)	23,400	2,818,764
		19,573,848
Semiconductors & Semiconductor Equipment - 0.9%
QUALCOMM Inc	46,309	7,019,981
Software - 3.0%
Dolby Laboratories Inc Class A	9,800	629,062
Dropbox Inc Class A (a)	87,547	2,230,698
Gen Digital Inc	167,260	4,012,567
Salesforce Inc	45,325	9,622,044
Zoom Communications Inc Class A (a)	66,329	6,108,901
		22,603,272
Technology Hardware, Storage & Peripherals - 0.8%
Western Digital Corp	25,814	6,459,437
TOTAL INFORMATION TECHNOLOGY		64,698,072
Materials - 3.6%
Chemicals - 1.4%
Corteva Inc	88,022	6,408,002
Mosaic Co/The	132,600	3,646,500
		10,054,502
Construction Materials - 1.0%
CRH PLC	64,722	7,922,620
Containers & Packaging - 0.7%
Smurfit WestRock PLC	131,388	5,469,682
Metals & Mining - 0.5%
Reliance Inc	12,100	3,986,950
TOTAL MATERIALS		27,433,754
Real Estate - 3.8%
Health Care REITs - 0.6%
Ventas Inc	60,300	4,683,501
Industrial REITs - 0.6%
Prologis Inc	36,260	4,734,106
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (a)	18,247	3,108,012
Residential REITs - 0.6%
Invitation Homes Inc	87,398	2,336,148
Sun Communities Inc	18,516	2,359,494
		4,695,642
Retail REITs - 0.4%
Tanger Inc	100,621	3,292,319
Specialized REITs - 1.2%
American Tower Corp	9,601	1,721,267
Equinix Inc	5,463	4,484,741
Extra Space Storage Inc	17,000	2,345,490
		8,551,498
TOTAL REAL ESTATE		29,065,078
Utilities - 3.9%
Electric Utilities - 2.3%
Constellation Energy Corp	14,174	3,978,358
Evergy Inc	42,940	3,294,786
Eversource Energy	74,415	5,144,309
PG&E Corp	324,156	4,998,486
		17,415,939
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The	211,243	3,094,710
Vistra Corp	20,587	3,259,951
		6,354,661
Multi-Utilities - 0.9%
Sempra	76,165	6,627,117
TOTAL UTILITIES		30,397,717
TOTAL UNITED STATES		720,991,480
TOTAL COMMON STOCKS (Cost $574,591,702)		744,259,272

Domestic Equity Funds - 2.0%
	Shares	Value ($)
iShares Russell 1000 Value ETF (Cost $15,035,385)	71,200	15,654,032

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $13,463,243)	3.70	13,460,627	13,463,319

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $603,090,330)	773,376,623
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,231,725)
NET ASSETS - 100.0%	772,144,898

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,936,348	226,121,686	223,594,590	603,751	(125)	-	13,463,319	13,460,627	0.0%
Fidelity Securities Lending Cash Central Fund	2,852,475	105,391,011	108,243,480	3,904	(6)	-	-	-	0.0%
Total	13,788,823	331,512,697	331,838,070	607,655	(131)	-	13,463,319

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	62,575,244	62,575,244	-	-
Consumer Discretionary	58,366,630	58,366,630	-	-
Consumer Staples	53,126,713	53,126,713	-	-
Energy	50,608,382	50,608,382	-	-
Financials	162,644,583	162,644,583	-	-
Health Care	87,181,393	87,181,393	-	-
Industrials	103,849,582	103,849,582	-	-
Information Technology	79,010,196	72,599,911	6,410,285	-
Materials	27,433,754	27,433,754	-	-
Real Estate	29,065,078	29,065,078	-	-
Utilities	30,397,717	30,397,717	-	-

Domestic Equity Funds	15,654,032	15,654,032	-	-

Money Market Funds	13,463,319	13,463,319	-	-
Total Investments in Securities:	773,376,623	766,966,338	6,410,285	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $589,627,087)	$759,913,304
Fidelity Central Funds (cost $13,463,243)	13,463,319

Total Investment in Securities (cost $603,090,330)		$773,376,623
Cash		698
Foreign currency held at value (cost $6)		6
Receivable for investments sold		604,441
Receivable for fund shares sold		1,687,724
Dividends receivable		803,737
Distributions receivable from Fidelity Central Funds		35,557
Prepaid expenses		503
Total assets		776,509,289
Liabilities
Payable for investments purchased	$3,244,681
Payable for fund shares redeemed	575,092
Accrued management fee	461,786
Distribution and service plan fees payable	26,581
Other payables and accrued expenses	56,251
Total liabilities		4,364,391
Net Assets		$772,144,898
Net Assets consist of:
Paid in capital		$580,573,399
Total accumulated earnings (loss)		191,571,499
Net Assets		$772,144,898

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($68,344,871 ÷ 2,308,531 shares)(a)		$29.61
Maximum offering price per share (100/94.25 of $29.61)		$31.42
Class M :
Net Asset Value and redemption price per share ($17,723,552 ÷ 600,670 shares)(a)		$29.51
Maximum offering price per share (100/96.50 of $29.51)		$30.58
Class C :
Net Asset Value and offering price per share ($6,694,964 ÷ 234,356 shares)(a)		$28.57
Stock Selector Large Cap Value :
Net Asset Value, offering price and redemption price per share ($633,382,893 ÷ 21,048,963 shares)		$30.09
Class I :
Net Asset Value, offering price and redemption price per share ($33,928,049 ÷ 1,121,025 shares)		$30.27
Class Z :
Net Asset Value, offering price and redemption price per share ($12,070,569 ÷ 400,389 shares)		$30.15
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended January 31, 2026
Investment Income
Dividends		$13,320,661
Income from Fidelity Central Funds (including $3,904 from security lending)		607,655
Total income		13,928,316
Expenses
Management fee
Basic fee	$4,730,882
Performance adjustment	783,977
Distribution and service plan fees	288,057
Custodian fees and expenses	34,812
Independent trustees' fees and expenses	2,708
Registration fees	131,181
Audit fees	65,555
Legal	5,217
Interest	3,707
Miscellaneous	2,383
Total expenses		6,048,479
Net Investment income (loss)		7,879,837
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	70,118,412
Fidelity Central Funds	(131)
Foreign currency transactions	155
Total net realized gain (loss)		70,118,436
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	19,821,604
Assets and liabilities in foreign currencies	14,263
Total change in net unrealized appreciation (depreciation)		19,835,867
Net gain (loss)		89,954,303
Net increase (decrease) in net assets resulting from operations		$97,834,140
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,879,837	$7,142,208
Net realized gain (loss)	70,118,436	58,018,708
Change in net unrealized appreciation (depreciation)	19,835,867	54,720,683
Net increase (decrease) in net assets resulting from operations	97,834,140	119,881,599
Distributions to shareholders	(56,053,975)	(58,887,850)

Share transactions - net increase (decrease)	52,514,929	84,100,423
Total increase (decrease) in net assets	94,295,094	145,094,172

Net Assets
Beginning of period	677,849,804	532,755,632
End of period	$772,144,898	$677,849,804

Financial Highlights
Fidelity Advisor® Stock Selector Large Cap Value Fund Class A

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$28.19	$25.42	$24.12	$25.78	$21.53
Income from Investment Operations
Net investment income (loss) A,B	.24	.27	.25	.20	.18
Net realized and unrealized gain (loss)	3.47	5.25	1.63	(.01)	5.16
Total from investment operations	3.71	5.52	1.88	.19	5.34
Distributions from net investment income	(.30)	(.27)	(.23)	(.23)	(.20)
Distributions from net realized gain	(1.99)	(2.48)	(.34)	(1.62)	(.90)
Total distributions	(2.29)	(2.75)	(.58) C	(1.85)	(1.09) C
Net asset value, end of period	$29.61	$28.19	$25.42	$24.12	$25.78
Total Return D,E	13.65%	22.46%	7.86%	1.06%	24.86%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.11%	1.13%	1.22%	1.13%	1.06%
Expenses net of fee waivers, if any	1.11%	1.12%	1.21%	1.12%	1.05%
Expenses net of all reductions, if any	1.11%	1.12%	1.21%	1.12%	1.05%
Net investment income (loss)	.85%	.96%	1.03%	.85%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$68,345	$50,397	$41,371	$39,638	$36,552
Portfolio turnover rate H	94%	72%	70%	67%	76%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Large Cap Value Fund Class M

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$28.10	$25.35	$24.06	$25.72	$21.48
Income from Investment Operations
Net investment income (loss) A,B	.17	.20	.19	.14	.11
Net realized and unrealized gain (loss)	3.45	5.23	1.63	(.01)	5.15
Total from investment operations	3.62	5.43	1.82	.13	5.26
Distributions from net investment income	(.22)	(.20)	(.18)	(.18)	(.13)
Distributions from net realized gain	(1.99)	(2.48)	(.34)	(1.62)	(.90)
Total distributions	(2.21)	(2.68)	(.53) C	(1.79) C	(1.02) C
Net asset value, end of period	$29.51	$28.10	$25.35	$24.06	$25.72
Total Return D,E	13.35%	22.13%	7.62%	.82%	24.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.35%	1.37%	1.46%	1.38%	1.32%
Expenses net of fee waivers, if any	1.35%	1.37%	1.45%	1.37%	1.31%
Expenses net of all reductions, if any	1.35%	1.37%	1.45%	1.37%	1.31%
Net investment income (loss)	.60%	.72%	.80%	.60%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$17,724	$14,744	$12,970	$12,319	$12,188
Portfolio turnover rate H	94%	72%	70%	67%	76%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Large Cap Value Fund Class C

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$27.26	$24.66	$23.42	$25.11	$20.99
Income from Investment Operations
Net investment income (loss) A,B	.03	.06	.05	.01	(.03)
Net realized and unrealized gain (loss)	3.33	5.08	1.58	(.02)	5.02
Total from investment operations	3.36	5.14	1.63	(.01)	4.99
Distributions from net investment income	(.07)	(.07)	(.04)	(.07)	-
Distributions from net realized gain	(1.99)	(2.47)	(.34)	(1.62)	(.87)
Total distributions	(2.05) C	(2.54)	(.39) C	(1.68) C	(.87)
Net asset value, end of period	$28.57	$27.26	$24.66	$23.42	$25.11
Total Return D,E	12.78%	21.54%	7.01%	.24%	23.82%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.86%	1.87%	2.02%	1.94%	1.88%
Expenses net of fee waivers, if any	1.86%	1.87%	2.01%	1.94%	1.88%
Expenses net of all reductions, if any	1.86%	1.87%	2.01%	1.94%	1.88%
Net investment income (loss)	.10%	.22%	.24%	.04%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,695	$7,405	$6,543	$7,898	$6,948
Portfolio turnover rate H	94%	72%	70%	67%	76%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Stock Selector Large Cap Value Fund

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$28.59	$25.75	$24.41	$26.06	$21.73
Income from Investment Operations
Net investment income (loss) A,B	.33	.35	.32	.28	.25
Net realized and unrealized gain (loss)	3.52	5.32	1.66	(.01)	5.23
Total from investment operations	3.85	5.67	1.98	.27	5.48
Distributions from net investment income	(.36)	(.35)	(.30)	(.30)	(.25)
Distributions from net realized gain	(1.99)	(2.48)	(.34)	(1.62)	(.90)
Total distributions	(2.35)	(2.83)	(.64)	(1.92)	(1.15)
Net asset value, end of period	$30.09	$28.59	$25.75	$24.41	$26.06
Total Return C	13.98%	22.78%	8.21%	1.36%	25.26%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.81%	.83%	.92%	.83%	.76%
Expenses net of fee waivers, if any	.81%	.83%	.92%	.83%	.75%
Expenses net of all reductions, if any	.81%	.83%	.92%	.83%	.75%
Net investment income (loss)	1.15%	1.26%	1.33%	1.15%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$633,383	$553,197	$451,072	$405,895	$446,926
Portfolio turnover rate F	94%	72%	70%	67%	76%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Large Cap Value Fund Class I

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$28.75	$25.88	$24.53	$26.17	$21.82
Income from Investment Operations
Net investment income (loss) A,B	.33	.36	.32	.28	.26
Net realized and unrealized gain (loss)	3.54	5.35	1.67	(.01)	5.24
Total from investment operations	3.87	5.71	1.99	.27	5.50
Distributions from net investment income	(.36)	(.36)	(.30)	(.30)	(.25)
Distributions from net realized gain	(1.99)	(2.48)	(.34)	(1.62)	(.90)
Total distributions	(2.35)	(2.84)	(.64)	(1.91) C	(1.15)
Net asset value, end of period	$30.27	$28.75	$25.88	$24.53	$26.17
Total Return D	13.97%	22.82%	8.20%	1.39%	25.26%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.80%	.82%	.92%	.82%	.75%
Expenses net of fee waivers, if any	.80%	.82%	.91%	.82%	.74%
Expenses net of all reductions, if any	.80%	.82%	.91%	.82%	.74%
Net investment income (loss)	1.15%	1.27%	1.34%	1.15%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$33,928	$25,307	$13,168	$10,858	$18,239
Portfolio turnover rate G	94%	72%	70%	67%	76%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Large Cap Value Fund Class Z

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$28.38	$25.57	$24.24	$25.88	$21.58
Income from Investment Operations
Net investment income (loss) A,B	.35	.38	.35	.30	.28
Net realized and unrealized gain (loss)	3.52	5.29	1.65	(.01)	5.20
Total from investment operations	3.87	5.67	2.00	.29	5.48
Distributions from net investment income	(.10)	(.37)	(.33)	(.31)	(.28)
Distributions from net realized gain	(1.99)	(2.48)	(.34)	(1.62)	(.90)
Total distributions	(2.10) C	(2.86) C	(.67)	(1.93)	(1.18)
Net asset value, end of period	$30.15	$28.38	$25.57	$24.24	$25.88
Total Return D	14.10%	22.92%	8.33%	1.46%	25.43%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70%	.73%	.81%	.72%	.65%
Expenses net of fee waivers, if any	.70%	.73%	.80%	.71%	.65%
Expenses net of all reductions, if any	.70%	.73%	.80%	.71%	.65%
Net investment income (loss)	1.25%	1.36%	1.44%	1.26%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$12,071	$26,800	$7,632	$5,973	$20,576
Portfolio turnover rate G	94%	72%	70%	67%	76%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Large Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$187,857,881
Gross unrealized depreciation	(19,181,360)
Net unrealized appreciation (depreciation)	$168,676,521
Tax Cost	$604,700,102

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$5,528,881
Undistributed long-term capital gain	$17,358,887
Net unrealized appreciation (depreciation) on securities and other investments	$168,683,732

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Ordinary Income	$19,606,727	$ 18,020,318
Long-term Capital Gains	36,447,248	40,867,532
Total	$56,053,975	$ 58,887,850
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Large Cap Value Fund	662,571,202	658,423,983
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.71
Class C	.72
Stock Selector Large Cap Value	.67
Class I	.66
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.71
Class C	.71
Stock Selector Large Cap Value	.66
Class I	.66
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Stock Selector Large Cap Value Fund	Russell 1000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Stock Selector Large Cap Value. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .11%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	144,632	14,385
Class M	.25%	.25%	74,220	-
Class C	.75%	.25%	69,205	8,564
			288,057	22,949

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	23,270
Class M	1,533
Class CA	213
25,016

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Stock Selector Large Cap Value Fund	10,430

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Stock Selector Large Cap Value Fund	Borrower	15,248,000	4.38%	3,707

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Stock Selector Large Cap Value Fund	46,555,340	55,970,850	6,828,378
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Stock Selector Large Cap Value Fund	912
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Stock Selector Large Cap Value Fund	421	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2026	Year ended January 31, 2025
Fidelity Stock Selector Large Cap Value Fund
Distributions to shareholders
Class A	$4,796,700	$4,551,272
Class M	1,165,129	1,348,440
Class C	503,127	630,717
Stock Selector Large Cap Value	46,050,059	49,998,693
Class I	2,525,058	1,516,559
Class Z	1,013,902	842,169
Total	$56,053,975	$58,887,850
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2026	Year ended January 31, 2025	Year ended January 31, 2026	Year ended January 31, 2025
Fidelity Stock Selector Large Cap Value Fund
Class A
Shares sold	684,361	250,258	$19,046,239	$6,935,774
Reinvestment of distributions	165,181	164,612	4,678,022	4,406,748
Shares redeemed	(328,755)	(254,384)	(9,248,250)	(7,015,239)
Net increase (decrease)	520,787	160,486	$14,476,011	$4,327,283
Class M
Shares sold	99,365	22,649	$2,861,190	$618,467
Reinvestment of distributions	41,234	50,504	1,161,808	1,347,712
Shares redeemed	(64,687)	(60,132)	(1,792,681)	(1,667,351)
Net increase (decrease)	75,912	13,021	$2,230,317	$298,828
Class C
Shares sold	47,777	45,385	$1,273,749	$1,218,937
Reinvestment of distributions	18,466	24,342	503,127	630,717
Shares redeemed	(103,526)	(63,380)	(2,799,145)	(1,691,660)
Net increase (decrease)	(37,283)	6,347	$(1,022,269)	$157,994
Stock Selector Large Cap Value
Shares sold	5,963,964	3,658,542	$169,849,956	$104,577,485
Reinvestment of distributions	1,491,261	1,713,825	42,826,883	46,519,946
Shares redeemed	(5,753,365)	(3,543,368)	(164,228,196)	(99,436,164)
Net increase (decrease)	1,701,860	1,828,999	$48,448,643	$51,661,267
Class I
Shares sold	1,186,427	427,110	$33,982,423	$11,904,751
Reinvestment of distributions	86,621	54,971	2,507,985	1,500,104
Shares redeemed	(1,032,425)	(110,575)	(30,650,383)	(3,127,455)
Net increase (decrease)	240,623	371,506	$5,840,025	$10,277,400
Class Z
Shares sold	1,253,567	697,014	$35,342,652	$18,889,477
Reinvestment of distributions	31,581	28,432	892,017	765,710
Shares redeemed	(1,829,067)	(79,626)	(53,692,467)	(2,277,536)
Net increase (decrease)	(543,919)	645,820	$(17,457,798)	$17,377,651
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and Shareholders of Fidelity Stock Selector Large Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Stock Selector Large Cap Value Fund (one of the funds constituting Fidelity Devonshire Trust, referred to hereafter as the "Fund") as of January 31, 2026, the related statement of operations for the year ended January 31, 2026, the statement of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2026 and the financial highlights for each of the five years in the period ended January 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 17, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2026, $48,551,654, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed in March and December, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $348,265 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 17% and 75%; Class M designates 18% and 87%; Class C designates 19% and 100%; Fidelity Stock Selector Large Cap Value Fund designates 17% and 68%; Class I designates 17% and 68%; and Class Z designates 17% and 100% of the dividends distributed in March and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 17.11% and 86.83%; Class M designates 17.61% and 100%; Class C designates 18.50% and 100%; Fidelity Stock Selector Large Cap Value Fund designates 16.57% and 78.74%; Class I designates 16.57% and 78.74%; and Class Z designates 16.42% and 100% of the dividends distributed in March and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 0.04% and 6.09%; Class M designates 0.04% and 0%; Class C designates 0.04% and 0%; Fidelity Stock Selector Large Cap Value Fund designates 0.04% and 5.52%; Class I designates 0.04% and 5.52%; and Class Z designates 0.04% and 0% of the dividends distributed in March and December 2025, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.900194.116
LCV-ANN-0426
Fidelity® Series All-Sector Equity Fund
Fidelity® Series Stock Selector Large Cap Value Fund
Fidelity® Series Value Discovery Fund

Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series All-Sector Equity Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	10,600	984,422
CANADA - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	37,400	2,505,426
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)(c)	44,200	1,067,430
TOTAL CANADA		3,572,856
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock Holding Plc (b)(c)	106,900	4,036,544
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	43,600	5,821,908
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (c)	22,800	1,031,700
UNITED STATES - 97.6%
Communication Services - 10.4%
Diversified Telecommunication Services - 0.1%
AST SpaceMobile Inc Class A (c)	43,500	4,837,635
Entertainment - 1.1%
Liberty Media Corp-Liberty Formula One Class C (c)	43,000	3,741,859
Netflix Inc (c)	153,500	12,815,715
ROBLOX Corp Class A (c)	157,100	10,330,896
Roku Inc Class A (c)	51,500	4,902,800
Spotify Technology SA (c)	29,670	14,845,385
Walt Disney Co/The	61,087	6,890,614
		53,527,269
Interactive Media & Services - 8.3%
Alphabet Inc Class C	849,320	287,520,300
Meta Platforms Inc Class A	160,540	115,026,910
Pinterest Inc Class A (c)	180,800	4,001,104
		406,548,314
Media - 0.6%
EchoStar Corp Class A (b)(c)	106,600	12,069,252
Fox Corp Class A	115,400	8,398,812
Omnicom Group Inc	151,900	11,702,376
		32,170,440
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	85,000	16,762,850
TOTAL COMMUNICATION SERVICES		513,846,508
Consumer Discretionary - 10.5%
Automobile Components - 0.0%
American Axle & Manufacturing Holdings Inc (b)(c)	165,900	1,322,223
Aptiv PLC (c)	9,000	681,750
		2,003,973
Automobiles - 1.7%
General Motors Co	71,800	6,031,200
Tesla Inc (c)	180,400	77,645,964
		83,677,164
Broadline Retail - 4.1%
Amazon.com Inc (c)	840,103	201,036,648
Etsy Inc (c)	11,300	598,448
		201,635,096
Distributors - 0.2%
Genuine Parts Co	55,800	7,755,642
LKQ Corp	36,000	1,182,600
		8,938,242
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (c)	4,900	656,894
Service Corp International/US	34,100	2,742,663
		3,399,557
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (c)	47,900	6,196,823
Booking Holdings Inc	1,900	9,503,496
Caesars Entertainment Inc (c)	20,100	416,070
Carnival Corp (c)	129,200	3,878,584
Cava Group Inc (b)(c)	34,000	2,061,080
Chipotle Mexican Grill Inc (c)	164,600	6,398,002
Churchill Downs Inc	3,700	363,932
Domino's Pizza Inc	43,600	17,890,388
DoorDash Inc Class A (c)	18,900	3,867,318
DraftKings Inc Class A (c)	385,700	10,610,607
Hilton Grand Vacations Inc (c)	19,400	875,134
Lindblad Expeditions Holdings Inc (c)	81,100	1,351,937
Marriott International Inc/MD Class A1	10,400	3,279,120
McDonald's Corp	18,100	5,701,500
Penn Entertainment Inc (c)	217,300	2,790,132
Starbucks Corp	15,000	1,379,250
Wingstop Inc	2,000	530,860
Wyndham Hotels & Resorts Inc	203,900	14,841,881
Wynn Resorts Ltd	23,000	2,471,350
Yum! Brands Inc	11,400	1,772,700
		96,180,164
Household Durables - 0.1%
Lennar Corp Class A	4,900	535,815
PulteGroup Inc	43,300	5,416,397
		5,952,212
Specialty Retail - 2.0%
AutoZone Inc (c)	1,240	4,593,320
Bath & Body Works Inc	14,600	318,279
Burlington Stores Inc (c)	4,900	1,449,714
Dick's Sporting Goods Inc	33,900	6,847,800
Floor & Decor Holdings Inc Class A (c)	105,700	6,971,972
Home Depot Inc/The	86,779	32,506,546
Lithia Motors Inc Class A	30,700	9,929,608
Lowe's Cos Inc	101,000	26,973,060
Murphy USA Inc	5,200	2,197,052
Ross Stores Inc	52,100	9,828,665
		101,616,016
Textiles, Apparel & Luxury Goods - 0.4%
NIKE Inc Class B	193,400	11,954,054
PVH Corp	117,400	7,321,064
		19,275,118
TOTAL CONSUMER DISCRETIONARY		522,677,542
Consumer Staples - 4.6%
Beverages - 1.3%
Brown-Forman Corp Class B	87,815	2,403,496
Coca-Cola Co/The	462,850	34,625,809
Constellation Brands Inc Class A	21,094	3,305,429
Keurig Dr Pepper Inc	422,097	11,582,342
PepsiCo Inc	86,804	13,335,699
		65,252,775
Consumer Staples Distribution & Retail - 1.7%
BJ's Wholesale Club Holdings Inc (c)	17,233	1,593,019
Costco Wholesale Corp	32,614	30,665,314
Dollar Tree Inc (c)	14,859	1,747,270
Kroger Co/The	70,789	4,449,089
Performance Food Group Co (c)	9,081	866,780
Target Corp	31,962	3,371,032
US Foods Holding Corp (c)	76,623	6,407,215
Walmart Inc	302,513	36,041,399
		85,141,118
Food Products - 0.2%
Darling Ingredients Inc (c)	37,724	1,722,478
McCormick & Co Inc/MD	15,272	944,267
Mondelez International Inc	113,150	6,615,881
		9,282,626
Household Products - 0.8%
Colgate-Palmolive Co	34,362	3,102,545
Procter & Gamble Co/The	246,736	37,447,123
		40,549,668
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	19,877	2,291,421
Kenvue Inc	379,116	6,596,618
		8,888,039
Tobacco - 0.4%
Philip Morris International Inc	107,821	19,347,400
TOTAL CONSUMER STAPLES		228,461,626
Energy - 3.3%
Energy Equipment & Services - 0.2%
SLB Ltd	180,500	8,732,590
Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp	100,900	17,849,210
ConocoPhillips	325,300	33,906,019
Exxon Mobil Corp	505,424	71,466,954
Murphy Oil Corp (b)	393,600	11,843,424
Phillips 66	63,500	9,116,060
Valero Energy Corp	52,800	9,579,504
		153,761,171
TOTAL ENERGY		162,493,761
Financials - 12.9%
Banks - 4.3%
Bank of America Corp	1,060,862	56,437,858
Banner Corp	54,400	3,364,096
BOK Financial Corp	39,900	5,184,606
Citigroup Inc	200,600	23,211,426
First Hawaiian Inc	139,000	3,690,450
JPMorgan Chase & Co	45,438	13,899,030
KeyCorp	270,519	5,821,569
M&T Bank Corp	43,214	9,574,926
Truist Financial Corp	265,000	13,626,300
United Community Bank/SC	112,200	3,863,046
US Bancorp	313,873	17,611,414
Wells Fargo & Co	520,648	47,113,438
Wintrust Financial Corp	39,400	5,811,106
		209,209,265
Capital Markets - 3.4%
Blackrock Inc	23,653	26,466,288
Blue Owl Capital Inc Class A	510,900	6,968,676
Carlyle Group Inc/The	109,400	6,430,532
Charles Schwab Corp/The	237,500	24,681,000
Evercore Inc Class A	19,100	6,747,457
Intercontinental Exchange Inc	86,800	15,084,104
KKR & Co Inc Class A	103,800	11,860,188
MarketAxess Holdings Inc	64,834	10,971,858
Moody's Corp	22,400	11,548,544
Nasdaq Inc	101,700	9,853,713
Northern Trust Corp	59,478	8,887,798
Raymond James Financial Inc	54,200	8,989,612
State Street Corp	99,000	12,955,140
Virtu Financial Inc Class A	178,882	7,425,392
Wealthfront Corp (c)	33,800	293,383
		169,163,685
Consumer Finance - 0.4%
Capital One Financial Corp	64,900	14,208,557
SLM Corp	281,848	7,652,173
		21,860,730
Financial Services - 2.7%
Apollo Global Management Inc	105,534	14,198,544
Berkshire Hathaway Inc Class B (c)	37,800	18,164,034
Corpay Inc (c)	30,800	9,690,604
Mastercard Inc Class A	160,377	86,409,524
Voya Financial Inc	87,023	6,671,183
		135,133,889
Insurance - 2.1%
American Financial Group Inc/OH	68,700	8,949,549
Arthur J Gallagher & Co	51,865	12,933,575
Assurant Inc	32,900	7,834,477
Baldwin Insurance Group Inc/The Class A (c)	191,200	4,191,103
Brown & Brown Inc	120,000	8,652,000
Chubb Ltd	103,928	32,171,952
Hartford Insurance Group Inc/The	109,547	14,795,418
Reinsurance Group of America Inc	48,538	9,841,080
Unum Group	76,640	5,822,341
		105,191,495
TOTAL FINANCIALS		640,559,064
Health Care - 9.4%
Biotechnology - 2.1%
AbbVie Inc	195,500	43,598,455
Alnylam Pharmaceuticals Inc (c)	16,500	5,577,990
Caris Life Sciences Inc (c)	87,500	2,026,500
Cogent Biosciences Inc (c)	85,900	3,084,669
Disc Medicine Inc (c)	14,600	1,128,872
Gilead Sciences Inc	262,400	37,247,680
Insmed Inc (c)	18,400	2,886,408
Moderna Inc (c)	129,300	5,698,251
Nuvalent Inc Class A (c)	33,400	3,436,526
Praxis Precision Medicines Inc (c)	4,200	1,318,800
		106,004,151
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	52,400	5,727,320
Boston Scientific Corp (c)	255,110	23,860,438
Edwards Lifesciences Corp (c)	182,000	14,807,520
Insulet Corp (c)	19,500	4,988,295
Intuitive Surgical Inc (c)	24,000	12,101,280
Masimo Corp (c)	29,900	4,106,167
Medline Inc Class A	117,400	5,189,080
Penumbra Inc (c)	6,800	2,435,556
ResMed Inc	36,700	9,479,977
Stryker Corp	25,700	9,497,692
		92,193,325
Health Care Providers & Services - 1.2%
Cencora Inc	55,800	20,044,476
CVS Health Corp	257,400	19,181,448
HCA Healthcare Inc	5,000	2,441,350
Tenet Healthcare Corp (c)	32,200	6,094,816
UnitedHealth Group Inc	37,131	10,653,998
		58,416,088
Health Care Technology - 0.0%
Waystar Holding Corp (c)	14,600	387,776
Life Sciences Tools & Services - 1.2%
Danaher Corp	124,200	27,186,138
IQVIA Holdings Inc (c)	38,800	8,929,820
Repligen Corp (c)	37,700	5,631,249
Thermo Fisher Scientific Inc	31,000	17,936,910
		59,684,117
Pharmaceuticals - 3.0%
Amylyx Pharmaceuticals Inc (c)	123,100	1,759,099
Elanco Animal Health Inc (c)	699,900	16,853,592
Eli Lilly & Co	79,866	82,833,022
Johnson & Johnson	176,700	40,155,075
Merck & Co Inc	66,200	7,299,874
		148,900,662
TOTAL HEALTH CARE		465,586,119
Industrials - 9.6%
Aerospace & Defense - 2.8%
Beta Technologies Inc Class A (c)	24,600	528,900
Boeing Co (c)	112,795	26,362,447
GE Aerospace	170,289	52,242,963
Howmet Aerospace Inc	91,900	19,122,552
Lockheed Martin Corp	19,700	12,494,134
Northrop Grumman Corp	13,900	9,622,414
Rocket Lab Corp	29,600	2,370,072
TransDigm Group Inc	11,300	16,131,202
		138,874,684
Building Products - 0.8%
Trane Technologies PLC	88,600	37,263,388
Commercial Services & Supplies - 0.0%
Cintas Corp	23,900	4,574,221
Construction & Engineering - 0.3%
MasTec Inc (c)	2,800	673,344
Quanta Services Inc	25,400	12,055,602
		12,728,946
Electrical Equipment - 1.6%
AMETEK Inc	120,400	26,967,192
Eaton Corp PLC	27,100	9,523,482
GE Vernova Inc	38,917	28,268,141
Hubbell Inc	16,700	8,148,598
Nextpower Inc Class A (c)	8,400	983,556
Vertiv Holdings Co Class A	37,400	6,963,132
		80,854,101
Ground Transportation - 0.8%
CSX Corp	218,700	8,258,112
Old Dominion Freight Line Inc	71,700	12,418,440
Uber Technologies Inc (c)	148,900	11,919,445
Union Pacific Corp	21,800	5,125,180
		37,721,177
Industrial Conglomerates - 0.2%
Honeywell International Inc	35,300	8,031,456
Machinery - 2.8%
Caterpillar Inc	39,100	25,702,776
Cummins Inc	39,600	22,921,272
Dover Corp	84,100	16,945,309
Ingersoll Rand Inc	177,500	15,280,975
PACCAR Inc	78,600	9,660,726
Parker-Hannifin Corp	39,500	36,965,680
Westinghouse Air Brake Technologies Corp	47,900	11,023,706
		138,500,444
Professional Services - 0.2%
TransUnion	57,600	4,551,552
Verisk Analytics Inc	16,500	3,588,090
		8,139,642
Trading Companies & Distributors - 0.1%
United Rentals Inc	10,200	7,977,012
TOTAL INDUSTRIALS		474,665,071
Information Technology - 30.6%
Communications Equipment - 0.4%
Arista Networks Inc (c)	152,500	21,615,350
Electronic Equipment, Instruments & Components - 1.4%
Coherent Corp (c)	31,800	6,747,324
Flex Ltd (c)	535,261	33,742,853
Jabil Inc	119,000	28,225,610
		68,715,787
IT Services - 0.2%
MongoDB Inc Class A (c)	29,500	10,954,235
Semiconductors & Semiconductor Equipment - 14.5%
Advanced Micro Devices Inc (c)	251,300	59,490,249
Astera Labs Inc (c)	123,316	18,573,856
Broadcom Inc	475,800	157,632,540
KLA Corp	8,700	12,423,078
Lam Research Corp	126,400	29,509,344
Marvell Technology Inc	15,100	1,191,692
Micron Technology Inc	47,700	19,789,776
NVIDIA Corp	2,174,600	415,631,299
		714,241,834
Software - 8.6%
AppLovin Corp Class A (c)	92,300	43,668,053
Datadog Inc Class A (c)	210,800	27,260,656
Microsoft Corp	700,200	301,289,058
Oracle Corp	92,000	15,141,360
Palantir Technologies Inc Class A (c)	158,200	23,190,538
Samsara Inc Class A (c)	176,200	4,942,410
Synopsys Inc (c)	26,200	12,186,013
		427,678,088
Technology Hardware, Storage & Peripherals - 5.5%
Apple Inc	946,336	245,555,265
Seagate Technology Holdings PLC	10,900	4,443,821
Western Digital Corp	94,700	23,696,781
		273,695,867
TOTAL INFORMATION TECHNOLOGY		1,516,901,161
Materials - 2.2%
Chemicals - 1.2%
Air Products and Chemicals Inc	17,677	4,816,983
Balchem Corp	13,300	2,263,261
Chemours Co/The	42,100	631,078
Corteva Inc	69,600	5,066,880
Dow Inc	72,400	1,994,620
Ecolab Inc	33,700	9,503,063
Element Solutions Inc	63,300	1,842,030
Linde PLC	39,186	17,906,826
LyondellBasell Industries NV Class A1	70,500	3,454,500
Mosaic Co/The	216,800	5,962,000
Olin Corp	37,900	788,699
Sherwin-Williams Co/The	8,400	2,978,976
Solstice Advanced Materials Inc	78,250	4,833,503
		62,042,419
Construction Materials - 0.3%
CRH PLC	26,200	3,207,142
James Hardie Industries PLC (c)	102,500	2,356,475
Martin Marietta Materials Inc	5,439	3,545,956
Vulcan Materials Co	11,900	3,576,426
		12,685,999
Containers & Packaging - 0.1%
Avery Dennison Corp	10,200	1,892,202
Crown Holdings Inc	20,000	2,093,600
International Paper Co	79,300	3,197,376
		7,183,178
Metals & Mining - 0.6%
Alcoa Corp	96,000	5,453,760
Freeport-McMoRan Inc	86,234	5,193,874
Newmont Corp	115,600	12,987,660
Nucor Corp	27,500	4,887,300
		28,522,594
TOTAL MATERIALS		110,434,190
Real Estate - 2.1%
Health Care REITs - 0.3%
Ventas Inc	204,600	15,891,282
Industrial REITs - 0.3%
Prologis Inc	80,300	10,483,968
Terreno Realty Corp	54,800	3,372,392
		13,856,360
Office REITs - 0.1%
Kilroy Realty Corp	126,600	4,365,168
Real Estate Management & Development - 0.2%
Jones Lang LaSalle Inc (c)	18,900	6,764,499
Zillow Group Inc Class C (c)	34,300	2,161,929
		8,926,428
Residential REITs - 0.3%
Camden Property Trust	32,700	3,565,935
Invitation Homes Inc	235,300	6,289,569
Sun Communities Inc	37,400	4,765,882
		14,621,386
Retail REITs - 0.1%
Curbline Properties Corp	88,650	2,149,763
Tanger Inc	155,800	5,097,776
		7,247,539
Specialized REITs - 0.8%
American Tower Corp	68,400	12,262,752
Equinix Inc	12,500	10,261,625
Extra Space Storage Inc	57,900	7,988,463
Four Corners Property Trust Inc	111,200	2,741,080
Iron Mountain Inc	48,100	4,431,453
		37,685,373
TOTAL REAL ESTATE		102,593,536
Utilities - 2.0%
Electric Utilities - 1.5%
Alliant Energy Corp	26,400	1,740,024
American Electric Power Co Inc	24,000	2,874,600
Constellation Energy Corp	30,188	8,473,168
Duke Energy Corp	67,400	8,178,990
Entergy Corp	57,200	5,484,908
Evergy Inc	44,900	3,445,177
Exelon Corp	116,600	5,221,348
FirstEnergy Corp	15,200	719,568
NextEra Energy Inc	182,714	16,060,561
NRG Energy Inc	41,807	6,381,002
PG&E Corp	237,693	3,665,226
PPL Corp	100,200	3,632,250
Southern Co/The	39,100	3,492,021
Xcel Energy Inc	66,000	5,019,960
		74,388,803
Gas Utilities - 0.0%
UGI Corp	11,400	457,253
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	47,700	698,805
Talen Energy Corp (c)	4,400	1,532,784
Vistra Corp	36,500	5,779,775
		8,011,364
Multi-Utilities - 0.4%
Ameren Corp	39,600	4,089,888
CenterPoint Energy Inc	101,100	4,012,659
NiSource Inc	75,300	3,335,037
Sempra	83,288	7,246,889
		18,684,473
TOTAL UTILITIES		101,541,893
TOTAL UNITED STATES		4,839,760,471
TOTAL COMMON STOCKS (Cost $2,581,144,334)		4,855,207,901

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Skyryse Inc Series B (c)(d)(e) (Cost $935,370)	37,900	991,085

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (c)(d) (Cost $1,258,308)	69,906	498,430

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/26/2026 (g)	3.71 to 3.77	640,000	638,456
US Treasury Bills 0% 3/26/2026 (g)	3.55 to 3.58	2,120,000	2,108,894
US Treasury Bills 0% 4/16/2026 (g)	3.58 to 3.60	430,000	426,869
US Treasury Bills 0% 4/2/2026 (g)	3.54 to 3.58	2,190,000	2,177,044
US Treasury Bills 0% 4/23/2026 (g)	3.59 to 3.60	950,000	942,456
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,293,608)			6,293,719

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	129,014,249	129,040,052
Fidelity Securities Lending Cash Central Fund (h)(i)	3.70	14,365,376	14,366,813
TOTAL MONEY MARKET FUNDS (Cost $143,405,744)			143,406,865

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $2,733,037,364)	5,006,398,000
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(42,477,837)
NET ASSETS - 100.0%	4,963,920,163

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	275	3/2026	95,779,063	537,620

The notional amount of long futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $991,085 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,293,719.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Skyryse Inc Series B	10/21/2021	935,370

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	75,196,575	743,356,634	689,516,830	3,366,653	3,673	-	129,040,052	129,014,249	0.2%
Fidelity Securities Lending Cash Central Fund	538,350	251,597,512	237,769,345	15,787	296	-	14,366,813	14,365,376	0.0%
Total	75,734,925	994,954,146	927,286,175	3,382,440	3,969	-	143,406,865

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	513,846,508	513,846,508	-	-
Consumer Discretionary	530,251,212	530,251,212	-	-
Consumer Staples	228,461,626	228,461,626	-	-
Energy	162,493,761	162,493,761	-	-
Financials	646,380,972	646,380,972	-	-
Health Care	465,586,119	465,586,119	-	-
Industrials	474,665,071	474,665,071	-	-
Information Technology	1,516,901,161	1,516,901,161	-	-
Materials	112,486,042	112,486,042	-	-
Real Estate	102,593,536	102,593,536	-	-
Utilities	101,541,893	101,541,893	-	-

Convertible Preferred Stocks
Information Technology	991,085	-	-	991,085

Non-Convertible Preferred Stocks
Industrials	498,430	-	-	498,430

U.S. Treasury Obligations	6,293,719	-	6,293,719	-

Money Market Funds	143,406,865	143,406,865	-	-
Total Investments in Securities:	5,006,398,000	4,998,614,766	6,293,719	1,489,515
Derivative Instruments:

Assets
Futures Contracts	537,620	537,620	-	-
Total Assets	537,620	537,620	-	-
Total Derivative Instruments:	537,620	537,620	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	537,620	-
Total Equity Risk	537,620	-
Total Value of Derivatives	537,620	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Series All-Sector Equity Fund
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value (including securities loaned of $17,080,570) - See accompanying schedule:
Unaffiliated issuers (cost $2,589,631,620)	$4,862,991,135
Fidelity Central Funds (cost $143,405,744)	143,406,865

Total Investment in Securities (cost $2,733,037,364)		$5,006,398,000
Cash		37,210
Receivable for investments sold		2,359,937
Receivable for fund shares sold		110,317,878
Dividends receivable		1,587,351
Distributions receivable from Fidelity Central Funds		370,061
Other receivables		82,023
Total assets		5,121,152,460
Liabilities
Payable for investments purchased	$140,983,176
Payable for fund shares redeemed	1,501,331
Payable for daily variation margin on futures contracts	371,250
Other payables and accrued expenses	10,120
Collateral on securities loaned	14,366,420
Total liabilities		157,232,297
Net Assets		$4,963,920,163
Net Assets consist of:
Paid in capital		$2,572,443,392
Total accumulated earnings (loss)		2,391,476,771
Net Assets		$4,963,920,163
Net Asset Value, offering price and redemption price per share ($4,963,920,163 ÷ 354,169,610 shares)		$14.02
Statement of Operations
Year ended January 31, 2026
Investment Income
Dividends		$46,109,501
Interest		128,188
Income from Fidelity Central Funds (including $15,787 from security lending)		3,382,440
Total income		49,620,129
Expenses
Custodian fees and expenses	$57,037
Independent trustees' fees and expenses	16,327
Total expenses		73,364
Net Investment income (loss)		49,546,765
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	343,382,124
Fidelity Central Funds	3,969
Futures contracts	2,298,193
Total net realized gain (loss)		345,684,286
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	325,889,594
Assets and liabilities in foreign currencies	(4,861)
Futures contracts	(70,974)
Total change in net unrealized appreciation (depreciation)		325,813,759
Net gain (loss)		671,498,045
Net increase (decrease) in net assets resulting from operations		$721,044,810
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,546,765	$44,708,304
Net realized gain (loss)	345,684,286	308,512,456
Change in net unrealized appreciation (depreciation)	325,813,759	541,190,689
Net increase (decrease) in net assets resulting from operations	721,044,810	894,411,449
Distributions to shareholders	(328,598,934)	(331,954,748)

Share transactions
Proceeds from sales of shares	788,169,973	637,612,688
Reinvestment of distributions	328,598,934	331,954,748
Cost of shares redeemed	(559,837,810)	(726,047,059)

Net increase (decrease) in net assets resulting from share transactions	556,931,097	243,520,377
Total increase (decrease) in net assets	949,376,973	805,977,078

Net Assets
Beginning of period	4,014,543,190	3,208,566,112
End of period	$4,963,920,163	$4,014,543,190

Other Information
Shares
Sold	60,492,160	51,015,624
Issued in reinvestment of distributions	24,333,341	26,427,258
Redeemed	(42,259,758)	(57,871,773)
Net increase (decrease)	42,565,743	19,571,109

Financial Highlights
Fidelity® Series All-Sector Equity Fund

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.88	$10.99	$9.37	$11.24	$11.39
Income from Investment Operations
Net investment income (loss) A,B	.15	.15	.14	.12	.13
Net realized and unrealized gain (loss)	2.01	2.86	2.07	(.95)	2.21
Total from investment operations	2.16	3.01	2.21	(.83)	2.34
Distributions from net investment income	(.15)	(.15)	(.14)	(.13)	(.14)
Distributions from net realized gain	(.87)	(.97)	(.46)	(.91)	(2.35)
Total distributions	(1.02)	(1.12)	(.59) C	(1.04)	(2.49)
Net asset value, end of period	$14.02	$12.88	$10.99	$9.37	$11.24
Total Return D	17.24%	27.83%	24.16%	(7.34)%	20.53%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	1.14%	1.21%	1.35%	1.26%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$4,963,920	$4,014,543	$3,208,566	$2,951,458	$3,715,243
Portfolio turnover rate H	50%	51%	41%	46%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Series Stock Selector Large Cap Value Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
CANADA - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Imperial Oil Ltd (a)	1,102,200	111,357,290
FRANCE - 1.0%
Information Technology - 1.0%
IT Services - 1.0%
Capgemini SE	922,707	143,368,599
KOREA (SOUTH) - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd	395,330	43,736,922
PORTUGAL - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Galp Energia SGPS SA	2,493,400	49,446,380
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	374,047	123,644,976
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC ADR	277,900	16,862,972
UNITED STATES - 94.3%
Communication Services - 8.3%
Diversified Telecommunication Services - 1.9%
Comcast Corp Class A	2,932,445	87,240,239
Verizon Communications Inc	4,450,987	198,157,941
		285,398,180
Entertainment - 0.4%
Walt Disney Co/The	577,864	65,183,059
Interactive Media & Services - 4.7%
Alphabet Inc Class A	1,971,049	666,214,562
Meta Platforms Inc Class A	82,755	59,293,958
		725,508,520
Wireless Telecommunication Services - 1.3%
T-Mobile US Inc	971,030	191,496,826
TOTAL COMMUNICATION SERVICES		1,267,586,585
Consumer Discretionary - 7.5%
Automobile Components - 0.2%
Aptiv PLC (b)	426,200	32,284,650
Automobiles - 0.5%
General Motors Co	950,800	79,867,200
Broadline Retail - 2.6%
Amazon.com Inc (b)	1,588,793	380,198,165
Hotels, Restaurants & Leisure - 1.4%
Hilton Worldwide Holdings Inc	235,200	70,209,552
McDonald's Corp	470,100	148,081,500
		218,291,052
Household Durables - 0.5%
Somnigroup International Inc	953,100	83,729,835
Specialty Retail - 2.3%
Dick's Sporting Goods Inc	373,200	75,386,400
Lowe's Cos Inc	809,000	216,051,540
Williams-Sonoma Inc	318,900	65,262,885
		356,700,825
TOTAL CONSUMER DISCRETIONARY		1,151,071,727
Consumer Staples - 6.8%
Beverages - 1.8%
Coca-Cola Co/The	1,816,956	135,926,479
Constellation Brands Inc Class A	111,381	17,453,403
Keurig Dr Pepper Inc	1,559,900	42,803,656
PepsiCo Inc	473,123	72,685,886
		268,869,424
Consumer Staples Distribution & Retail - 1.9%
Kroger Co/The	360,729	22,671,818
Target Corp	223,725	23,596,276
US Foods Holding Corp (b)	449,981	37,627,411
Walmart Inc	1,738,108	207,078,187
		290,973,692
Food Products - 0.5%
Conagra Brands Inc	187,000	3,461,370
Darling Ingredients Inc (b)	192,175	8,774,711
Lamb Weston Holdings Inc	74,628	3,427,663
McCormick & Co Inc/MD	78,800	4,872,204
Mondelez International Inc	998,912	58,406,385
		78,942,333
Household Products - 1.4%
Clorox Co/The	49,700	5,605,663
Colgate-Palmolive Co	67,500	6,094,575
Procter & Gamble Co/The	1,369,985	207,922,623
		219,622,861
Personal Care Products - 0.3%
Kenvue Inc	2,541,345	44,219,403
Tobacco - 0.9%
Philip Morris International Inc	731,703	131,296,786
TOTAL CONSUMER STAPLES		1,033,924,499
Energy - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
Cheniere Energy Inc	190,181	40,227,085
Core Natural Resources Inc	873,367	83,301,744
Exxon Mobil Corp	3,006,400	425,104,961
Phillips 66	830,000	119,154,800
Shell PLC ADR	1,298,800	100,046,564
Targa Resources Corp	380,200	76,412,596
TOTAL ENERGY		844,247,750
Financials - 20.9%
Banks - 8.5%
Bank of America Corp	6,071,091	322,982,041
Citigroup Inc	1,270,201	146,974,958
JPMorgan Chase & Co	553,936	169,443,483
KeyCorp	2,733,387	58,822,488
M&T Bank Corp	463,305	102,654,489
Truist Financial Corp	3,893,835	200,220,996
Wells Fargo & Co	3,259,628	294,963,738
		1,296,062,193
Capital Markets - 6.0%
Blackrock Inc	153,076	171,282,859
Charles Schwab Corp/The	1,831,409	190,320,023
Intercontinental Exchange Inc	792,496	137,719,955
KKR & Co Inc Class A	792,225	90,519,629
MarketAxess Holdings Inc	354,310	59,959,881
Morgan Stanley	662,242	121,057,838
State Street Corp	1,106,728	144,826,426
		915,686,611
Consumer Finance - 0.2%
SLM Corp	1,425,900	38,713,185
Financial Services - 1.4%
Apollo Global Management Inc	698,662	93,997,985
Berkshire Hathaway Inc Class B (b)	244,366	117,425,194
		211,423,179
Insurance - 4.8%
American Financial Group Inc/OH	280,419	36,530,183
Arthur J Gallagher & Co	371,909	92,742,947
Assurant Inc	248,035	59,064,575
Brown & Brown Inc	1,218,657	87,865,170
Chubb Ltd	743,015	230,007,723
Hartford Insurance Group Inc/The	1,158,473	156,463,363
Reinsurance Group of America Inc	322,700	65,427,425
		728,101,386
TOTAL FINANCIALS		3,189,986,554
Health Care - 11.4%
Biotechnology - 0.8%
Biogen Inc (b)	73,500	13,221,915
Gilead Sciences Inc	478,300	67,894,685
Moderna Inc (b)	173,900	7,663,773
Regeneron Pharmaceuticals Inc	49,200	36,479,340
Revolution Medicines Inc (b)	82,500	7,998,375
		133,258,088
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	1,105,900	120,874,870
Becton Dickinson & Co	106,300	21,629,924
Boston Scientific Corp (b)	925,800	86,590,074
Edwards Lifesciences Corp (b)	199,600	16,239,456
Masimo Corp (b)	129,400	17,770,502
Medtronic PLC	183,300	18,872,568
Solventum Corp (b)	150,000	11,545,500
Stryker Corp	156,800	57,947,008
		351,469,902
Health Care Providers & Services - 3.3%
Cardinal Health Inc	22,500	4,834,800
Cencora Inc	362,400	130,181,328
Centene Corp (b)	220,059	9,532,956
Cigna Group/The	141,500	38,786,565
CVS Health Corp	1,254,700	93,500,244
Elevance Health Inc	48,100	16,630,094
HCA Healthcare Inc	70,200	34,276,554
Humana Inc	54,850	10,706,720
Quest Diagnostics Inc	155,867	29,151,805
UnitedHealth Group Inc	458,100	131,442,633
		499,043,699
Health Care Technology - 0.0%
Waystar Holding Corp (b)	168,000	4,462,079
Life Sciences Tools & Services - 1.7%
Danaher Corp	299,700	65,601,333
ICON PLC (b)	141,700	25,541,425
Mettler-Toledo International Inc (b)	9,800	13,457,752
Thermo Fisher Scientific Inc	260,700	150,843,627
		255,444,137
Pharmaceuticals - 3.3%
Jazz Pharmaceuticals PLC (b)	21,300	3,503,637
Johnson & Johnson	1,308,506	297,357,989
Merck & Co Inc	1,553,100	171,260,337
Pfizer Inc	660,300	17,458,332
Viatris Inc	789,200	10,330,628
		499,910,923
TOTAL HEALTH CARE		1,743,588,828
Industrials - 13.3%
Aerospace & Defense - 2.6%
Boeing Co (b)	1,225,815	286,497,482
Northrop Grumman Corp	87,756	60,749,969
RTX Corp	271,892	54,631,259
		401,878,710
Air Freight & Logistics - 1.1%
FedEx Corp	534,589	172,271,305
Construction & Engineering - 1.4%
EMCOR Group Inc	294,300	212,110,839
Ground Transportation - 2.1%
CSX Corp	4,556,800	172,064,768
Knight-Swift Transportation Holdings Inc	567,000	31,241,700
U-Haul Holding Co Class N	2,302,800	118,156,668
		321,463,136
Industrial Conglomerates - 0.6%
3M Co	591,316	90,565,959
Machinery - 5.5%
Caterpillar Inc	127,400	83,747,664
Cummins Inc	499,500	289,120,590
Deere & Co	67,100	35,428,800
Parker-Hannifin Corp	204,057	190,964,703
Westinghouse Air Brake Technologies Corp	1,049,959	241,637,564
		840,899,321
TOTAL INDUSTRIALS		2,039,189,270
Information Technology - 9.1%
Communications Equipment - 0.6%
Cisco Systems Inc	1,190,918	93,272,698
Electronic Equipment, Instruments & Components - 0.6%
Vontier Corp	2,584,344	96,912,900
IT Services - 2.7%
Accenture PLC Class A	596,800	157,340,352
Amdocs Ltd	1,851,634	151,722,890
Kyndryl Holdings Inc (b)	1,905,000	43,815,000
Twilio Inc Class A (b)	512,800	61,771,888
		414,650,130
Semiconductors & Semiconductor Equipment - 1.0%
QUALCOMM Inc	1,032,592	156,530,621
Software - 3.3%
Dolby Laboratories Inc Class A	215,200	13,813,687
Dropbox Inc Class A (a)(b)	1,771,447	45,136,470
Gen Digital Inc	3,730,348	89,491,049
Salesforce Inc	1,009,541	214,315,459
Zoom Communications Inc Class A (b)	1,310,843	120,728,640
		483,485,305
Technology Hardware, Storage & Peripherals - 0.9%
Western Digital Corp	578,847	144,844,885
TOTAL INFORMATION TECHNOLOGY		1,389,696,539
Materials - 3.6%
Chemicals - 1.4%
Corteva Inc	1,770,900	128,921,520
Mosaic Co/The	2,667,100	73,345,250
		202,266,770
Construction Materials - 1.0%
CRH PLC	1,301,500	159,316,615
Containers & Packaging - 0.7%
Smurfit WestRock PLC	2,642,562	110,009,856
Metals & Mining - 0.5%
Reliance Inc	244,400	80,529,800
TOTAL MATERIALS		552,123,041
Real Estate - 3.8%
Health Care REITs - 0.6%
Ventas Inc	1,203,400	93,468,078
Industrial REITs - 0.6%
Prologis Inc	723,163	94,416,161
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (b)	363,300	61,880,889
Residential REITs - 0.6%
Invitation Homes Inc	1,743,100	46,593,063
Sun Communities Inc	369,000	47,021,670
		93,614,733
Retail REITs - 0.4%
Tanger Inc	2,008,961	65,733,204
Specialized REITs - 1.2%
American Tower Corp	190,600	34,170,768
Equinix Inc	108,450	89,029,859
Extra Space Storage Inc	339,700	46,868,409
		170,069,036
TOTAL REAL ESTATE		579,182,101
Utilities - 4.1%
Electric Utilities - 2.4%
Constellation Energy Corp	289,333	81,209,986
Evergy Inc	877,700	67,345,921
Eversource Energy	1,521,500	105,181,296
PG&E Corp	6,627,648	102,198,332
		355,935,535
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The	4,316,700	63,239,655
Vistra Corp	421,600	66,760,360
		130,000,015
Multi-Utilities - 0.9%
Sempra	1,556,700	135,448,467
TOTAL UTILITIES		621,384,017
TOTAL UNITED STATES		14,411,980,911
TOTAL COMMON STOCKS (Cost $11,455,330,607)		14,900,398,050

Domestic Equity Funds - 0.9%
	Shares	Value ($)
iShares Russell 1000 Value ETF (a) (Cost $135,310,219)	658,500	144,777,810

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	235,521,389	235,568,493
Fidelity Securities Lending Cash Central Fund (c)(d)	3.70	136,334,034	136,347,668
TOTAL MONEY MARKET FUNDS (Cost $371,915,301)			371,916,161

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $11,962,556,127)	15,417,092,021
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(121,575,342)
NET ASSETS - 100.0%	15,295,516,679

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	162,815,033	3,675,240,040	3,602,500,952	10,548,808	14,373	(1)	235,568,493	235,521,389	0.4%
Fidelity Securities Lending Cash Central Fund	55,457,250	2,180,933,099	2,100,039,839	192,082	(2,842)	-	136,347,668	136,334,034	0.4%
Total	218,272,283	5,856,173,139	5,702,540,791	10,740,890	11,531	(1)	371,916,161

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,267,586,585	1,267,586,585	-	-
Consumer Discretionary	1,151,071,727	1,151,071,727	-	-
Consumer Staples	1,050,787,471	1,050,787,471	-	-
Energy	1,005,051,420	1,005,051,420	-	-
Financials	3,189,986,554	3,189,986,554	-	-
Health Care	1,743,588,828	1,743,588,828	-	-
Industrials	2,039,189,270	2,039,189,270	-	-
Information Technology	1,700,447,036	1,557,078,437	143,368,599	-
Materials	552,123,041	552,123,041	-	-
Real Estate	579,182,101	579,182,101	-	-
Utilities	621,384,017	621,384,017	-	-

Domestic Equity Funds	144,777,810	144,777,810	-	-

Money Market Funds	371,916,161	371,916,161	-	-
Total Investments in Securities:	15,417,092,021	15,273,723,422	143,368,599	-
Fidelity® Series Stock Selector Large Cap Value Fund
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value (including securities loaned of $127,220,611) - See accompanying schedule:
Unaffiliated issuers (cost $11,590,640,826)	$15,045,175,860
Fidelity Central Funds (cost $371,915,301)	371,916,161

Total Investment in Securities (cost $11,962,556,127)		$15,417,092,021
Cash		698,953
Foreign currency held at value (cost $471,426)		471,207
Receivable for investments sold		98,935,926
Receivable for fund shares sold		164,661,229
Dividends receivable		14,501,175
Distributions receivable from Fidelity Central Funds		738,937
Total assets		15,697,099,448
Liabilities
Payable for investments purchased	$255,793,836
Payable for fund shares redeemed	9,423,841
Other payables and accrued expenses	20,342
Collateral on securities loaned	136,344,750
Total liabilities		401,582,769
Net Assets		$15,295,516,679
Net Assets consist of:
Paid in capital		$11,424,160,662
Total accumulated earnings (loss)		3,871,356,017
Net Assets		$15,295,516,679
Net Asset Value, offering price and redemption price per share ($15,295,516,679 ÷ 1,020,808,926 shares)		$14.98
Statement of Operations
Year ended January 31, 2026
Investment Income
Dividends		$249,766,883
Income from Fidelity Central Funds (including $192,082 from security lending)		10,740,890
Total income		260,507,773
Expenses
Custodian fees and expenses	$127,429
Independent trustees' fees and expenses	50,577
Interest	13,392
Total expenses		191,398
Net Investment income (loss)		260,316,375
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,313,218,888
Fidelity Central Funds	11,531
Foreign currency transactions	177,708
Total net realized gain (loss)		1,313,408,127
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	411,401,618
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	20,558
Total change in net unrealized appreciation (depreciation)		411,422,175
Net gain (loss)		1,724,830,302
Net increase (decrease) in net assets resulting from operations		$1,985,146,677
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$260,316,375	$243,947,412
Net realized gain (loss)	1,313,408,127	1,349,305,199
Change in net unrealized appreciation (depreciation)	411,422,175	960,250,842
Net increase (decrease) in net assets resulting from operations	1,985,146,677	2,553,503,453
Distributions to shareholders	(1,338,408,923)	(1,377,773,018)

Share transactions
Proceeds from sales of shares	2,649,900,455	2,918,919,501
Reinvestment of distributions	1,338,408,923	1,377,773,018
Cost of shares redeemed	(1,954,204,691)	(3,363,460,179)

Net increase (decrease) in net assets resulting from share transactions	2,034,104,687	933,232,340
Total increase (decrease) in net assets	2,680,842,441	2,108,962,775

Net Assets
Beginning of period	12,614,674,238	10,505,711,463
End of period	$15,295,516,679	$12,614,674,238

Other Information
Shares
Sold	179,599,055	207,042,790
Issued in reinvestment of distributions	93,804,117	98,198,799
Redeemed	(129,511,125)	(230,710,552)
Net increase (decrease)	143,892,047	74,531,037

Financial Highlights
Fidelity® Series Stock Selector Large Cap Value Fund

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$14.39	$13.09	$12.61	$13.90	$12.64
Income from Investment Operations
Net investment income (loss) A,B	.28	.29	.28	.25	.26
Net realized and unrealized gain (loss)	1.76	2.74	.86	(.03)	3.04
Total from investment operations	2.04	3.03	1.14	.22	3.30
Distributions from net investment income	(.28)	(.31)	(.28)	(.27)	(.27)
Distributions from net realized gain	(1.16)	(1.42)	(.38)	(1.23)	(1.77)
Total distributions	(1.45) C	(1.73)	(.66)	(1.51) C	(2.04)
Net asset value, end of period	$14.98	$14.39	$13.09	$12.61	$13.90
Total Return D	14.85%	23.72%	9.32%	2.10%	26.30%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	1.95%	2.06%	2.25%	1.98%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$15,295,517	$12,614,674	$10,505,711	$9,672,739	$10,883,597
Portfolio turnover rate H	76%	80%	72%	72%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Series Value Discovery Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 2.6%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard Inc	1,430,000	74,395,917
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd (United States)	2,276,600	84,712,286
Imperial Oil Ltd (United States)	1,084,200	109,775,250
Parex Resources Inc (a)	2,556,369	37,923,588
TOTAL ENERGY		232,411,124
Materials - 0.6%
Chemicals - 0.6%
Nutrien Ltd (United States)	1,413,000	97,341,570
TOTAL CANADA		404,148,611
FRANCE - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	107,500	69,381,000
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dynagas LNG Partners LP	1,472,115	5,564,594
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	135,500	44,790,880
UNITED KINGDOM - 4.0%
Consumer Staples - 1.3%
Beverages - 0.7%
Diageo PLC	4,762,000	109,575,035
Tobacco - 0.6%
British American Tobacco PLC ADR	1,631,300	98,987,284
TOTAL CONSUMER STAPLES		208,562,319
Health Care - 1.6%
Pharmaceuticals - 1.6%
Astrazeneca PLC ADR	2,596,154	240,845,207
Utilities - 1.1%
Multi-Utilities - 1.1%
National Grid PLC	10,528,445	178,873,594
TOTAL UNITED KINGDOM		628,281,120
UNITED STATES - 91.8%
Communication Services - 7.7%
Entertainment - 1.4%
Walt Disney Co/The	1,968,200	222,012,960
Interactive Media & Services - 6.3%
Alphabet Inc Class A	1,924,700	650,548,600
Alphabet Inc Class C	733,100	248,176,343
Meta Platforms Inc Class A	108,300	77,596,950
		976,321,893
TOTAL COMMUNICATION SERVICES		1,198,334,853
Consumer Discretionary - 7.4%
Broadline Retail - 2.9%
Amazon.com Inc (b)	1,848,400	442,322,120
Diversified Consumer Services - 0.7%
H&R Block Inc	2,830,564	111,665,750
Household Durables - 0.9%
Lennar Corp Class A	250,400	27,381,240
Mohawk Industries Inc (b)	393,300	46,558,854
Taylor Morrison Home Corp (b)	214,500	13,073,775
Toll Brothers Inc	179,400	25,921,506
TopBuild Corp (b)	63,400	29,674,370
		142,609,745
Specialty Retail - 2.5%
Lowe's Cos Inc	477,200	127,441,032
Murphy USA Inc	92,400	39,039,924
Ross Stores Inc	900,100	169,803,865
Ulta Beauty Inc (b)	90,200	58,391,872
		394,676,693
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica Inc (b)	387,600	67,636,200
TOTAL CONSUMER DISCRETIONARY		1,158,910,508
Consumer Staples - 8.5%
Beverages - 1.8%
Constellation Brands Inc Class A	340,100	53,293,670
Keurig Dr Pepper Inc	8,520,800	233,810,752
		287,104,422
Consumer Staples Distribution & Retail - 2.5%
BJ's Wholesale Club Holdings Inc (b)	355,600	32,871,664
Kroger Co/The	1,913,200	120,244,620
Sprouts Farmers Market Inc (b)	575,100	40,780,341
Target Corp	706,900	74,556,743
US Foods Holding Corp (b)	1,286,930	107,613,087
		376,066,455
Food Products - 1.3%
McCormick & Co Inc/MD	728,000	45,012,240
Mondelez International Inc	2,771,400	162,043,758
		207,055,998
Household Products - 2.3%
Colgate-Palmolive Co	1,265,600	114,271,024
Procter & Gamble Co/The	1,623,800	246,444,126
		360,715,150
Tobacco - 0.6%
Philip Morris International Inc	556,000	99,768,640
TOTAL CONSUMER STAPLES		1,330,710,665
Energy - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
ConocoPhillips	2,160,800	225,220,184
Exxon Mobil Corp	4,599,900	650,425,860
Shell PLC ADR	3,756,000	289,324,680
TOTAL ENERGY		1,164,970,724
Financials - 23.3%
Banks - 9.6%
Bank of America Corp	7,608,500	404,772,200
JPMorgan Chase & Co	236,300	72,281,807
M&T Bank Corp	957,044	212,052,239
PNC Financial Services Group Inc/The	1,184,400	264,476,520
US Bancorp	4,133,700	231,941,907
Wells Fargo & Co	3,314,100	299,892,909
		1,485,417,582
Capital Markets - 2.7%
Bank of New York Mellon Corp/The	690,600	82,816,752
Blackrock Inc	84,100	94,102,854
Northern Trust Corp	1,427,300	213,281,439
State Street Corp	198,000	25,910,280
		416,111,325
Consumer Finance - 1.1%
Capital One Financial Corp	777,400	170,196,182
Financial Services - 3.0%
Berkshire Hathaway Inc Class B (b)	416,266	200,028,301
Global Payments Inc	590,800	42,383,992
PayPal Holdings Inc	1,200,200	63,238,538
Sycamore Partners LLC rights (b)(c)	23,544,600	12,714,084
Visa Inc Class A	457,300	147,172,859
		465,537,774
Insurance - 6.4%
Chubb Ltd	1,013,139	313,627,309
Fidelity National Financial Inc	635,200	34,548,528
Hartford Insurance Group Inc/The	793,200	107,129,592
Marsh & McLennan Cos Inc	788,300	148,350,177
Travelers Companies Inc/The	1,051,870	299,267,534
Willis Towers Watson PLC	263,700	83,716,839
		986,639,979
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Annaly Capital Management Inc	3,605,700	82,967,157
TOTAL FINANCIALS		3,606,869,999
Health Care - 9.2%
Biotechnology - 1.8%
Biogen Inc (b)	521,100	93,740,679
Gilead Sciences Inc	1,333,100	189,233,545
		282,974,224
Health Care Providers & Services - 2.3%
Cigna Group/The	992,507	272,056,094
CVS Health Corp	1,149,700	85,675,644
		357,731,738
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific Inc	363,200	210,151,151
Pharmaceuticals - 3.8%
GSK PLC ADR	4,477,900	231,059,640
Merck & Co Inc	3,238,600	357,120,422
Pfizer Inc rights (b)(c)	235,125	1,152,113
		589,332,175
TOTAL HEALTH CARE		1,440,189,288
Industrials - 14.2%
Aerospace & Defense - 1.8%
Lockheed Martin Corp	190,400	120,755,488
Northrop Grumman Corp	87,900	60,849,654
Textron Inc	1,128,600	99,384,516
		280,989,658
Air Freight & Logistics - 3.6%
CH Robinson Worldwide Inc	680,800	132,721,960
Expeditors International of Washington Inc	392,100	62,947,734
FedEx Corp	617,400	198,957,150
United Parcel Service Inc Class B	1,570,600	166,829,132
		561,455,976
Electrical Equipment - 0.9%
Emerson Electric Co	343,800	50,524,848
Regal Rexnord Corp	581,378	93,892,547
		144,417,395
Ground Transportation - 0.7%
Knight-Swift Transportation Holdings Inc	1,380,500	76,065,550
Werner Enterprises Inc (a)	1,136,800	38,935,400
		115,000,950
Machinery - 4.9%
Allison Transmission Holdings Inc	1,015,600	110,395,720
Cummins Inc	175,200	101,409,264
Deere & Co	265,600	140,236,800
Dover Corp	450,300	90,730,947
PACCAR Inc	475,600	58,455,996
Pentair PLC	1,287,200	135,632,264
Westinghouse Air Brake Technologies Corp	448,400	103,194,776
		740,055,767
Professional Services - 1.6%
ExlService Holdings Inc (b)	1,560,100	61,077,915
Leidos Holdings Inc	376,400	70,868,592
Maximus Inc	708,900	66,948,516
SS&C Technologies Holdings Inc	602,100	49,305,969
		248,200,992
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc	283,600	71,597,656
Rush Enterprises Inc Class A	641,979	41,208,632
		112,806,288
TOTAL INDUSTRIALS		2,202,927,026
Information Technology - 7.7%
Communications Equipment - 2.0%
Cisco Systems Inc	4,053,175	317,444,666
IT Services - 1.4%
Accenture PLC Class A	580,500	153,043,020
GoDaddy Inc Class A (b)	594,600	59,769,192
		212,812,212
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices Inc (b)	134,800	31,911,204
Analog Devices Inc	49,500	15,388,560
Intel Corp (b)	1,937,500	90,035,625
Micron Technology Inc	378,400	156,990,592
QUALCOMM Inc	364,200	55,209,078
		349,535,059
Software - 2.0%
Gen Digital Inc	6,236,228	149,607,110
Salesforce Inc	754,600	160,194,034
		309,801,144
Technology Hardware, Storage & Peripherals - 0.1%
Western Digital Corp	62,700	15,689,421
TOTAL INFORMATION TECHNOLOGY		1,205,282,502
Materials - 4.2%
Chemicals - 1.9%
Cabot Corp	333,700	24,089,803
CF Industries Holdings Inc	811,400	75,646,822
Corteva Inc	1,454,200	105,865,760
Mosaic Co/The	2,950,100	81,127,750
Scotts Miracle-Gro Co/The	131,500	8,444,930
		295,175,065
Construction Materials - 0.7%
CRH PLC	879,000	107,598,390
Containers & Packaging - 0.6%
Crown Holdings Inc	1,004,400	105,140,592
Metals & Mining - 1.0%
Newmont Corp	1,319,900	148,290,765
TOTAL MATERIALS		656,204,812
Real Estate - 0.2%
Specialized REITs - 0.2%
Lamar Advertising Co Class A	249,400	32,000,513
Utilities - 1.9%
Electric Utilities - 1.5%
Eversource Energy	1,558,900	107,766,757
PG&E Corp	7,998,900	123,343,038
		231,109,795
Gas Utilities - 0.4%
National Fuel Gas Co	271,100	22,704,625
UGI Corp	1,032,500	41,413,575
		64,118,200
TOTAL UTILITIES		295,227,995
TOTAL UNITED STATES		14,291,628,885
TOTAL COMMON STOCKS (Cost $11,756,891,559)		15,443,795,090

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.70	124,559,223	124,584,135
Fidelity Securities Lending Cash Central Fund (d)(e)	3.70	29,941,732	29,944,726
TOTAL MONEY MARKET FUNDS (Cost $154,528,861)			154,528,861

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $11,911,420,420)	15,598,323,951
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(21,689,250)
NET ASSETS - 100.0%	15,576,634,701

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	212,419,950	2,726,458,022	2,814,294,508	8,676,620	671	-	124,584,135	124,559,223	0.2%
Fidelity Securities Lending Cash Central Fund	58,668,058	1,633,284,651	1,662,009,909	352,106	1,926	-	29,944,726	29,941,732	0.1%
Total	271,088,008	4,359,742,673	4,476,304,417	9,028,726	2,597	-	154,528,861

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,198,334,853	1,198,334,853	-	-
Consumer Discretionary	1,228,291,508	1,158,910,508	69,381,000	-
Consumer Staples	1,613,668,901	1,504,093,866	109,575,035	-
Energy	1,402,946,442	1,402,946,442	-	-
Financials	3,606,869,999	3,594,155,915	-	12,714,084
Health Care	1,681,034,495	1,679,882,382	-	1,152,113
Industrials	2,202,927,026	2,202,927,026	-	-
Information Technology	1,250,073,382	1,250,073,382	-	-
Materials	753,546,382	753,546,382	-	-
Real Estate	32,000,513	32,000,513	-	-
Utilities	474,101,589	295,227,995	178,873,594	-

Money Market Funds	154,528,861	154,528,861	-	-
Total Investments in Securities:	15,598,323,951	15,226,628,125	357,829,629	13,866,197
Fidelity® Series Value Discovery Fund
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value (including securities loaned of $39,470,052) - See accompanying schedule:
Unaffiliated issuers (cost $11,756,891,559)	$15,443,795,090
Fidelity Central Funds (cost $154,528,861)	154,528,861

Total Investment in Securities (cost $11,911,420,420)		$15,598,323,951
Foreign currency held at value (cost $1,121,354)		1,134,798
Receivable for investments sold		46,634,610
Receivable for fund shares sold		78,372,581
Dividends receivable		15,114,235
Distributions receivable from Fidelity Central Funds		373,588
Total assets		15,739,953,763
Liabilities
Payable for investments purchased	$95,021,024
Payable for fund shares redeemed	38,335,459
Other payables and accrued expenses	19,779
Collateral on securities loaned	29,942,800
Total liabilities		163,319,062
Net Assets		$15,576,634,701
Net Assets consist of:
Paid in capital		$11,493,603,113
Total accumulated earnings (loss)		4,083,031,588
Net Assets		$15,576,634,701
Net Asset Value, offering price and redemption price per share ($15,576,634,701 ÷ 880,159,018 shares)		$17.70
Statement of Operations
Year ended January 31, 2026
Investment Income
Dividends		$301,109,666
Interest		2,111
Income from Fidelity Central Funds (including $352,106 from security lending)		9,028,726
Total income		310,140,503
Expenses
Custodian fees and expenses	$119,577
Independent trustees' fees and expenses	51,583
Interest	1,090
Total expenses before reductions	172,250
Expense reductions	(7,831)
Total expenses after reductions		164,419
Net Investment income (loss)		309,976,084
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,017,261,708
Fidelity Central Funds	2,597
Foreign currency transactions	58,053
Total net realized gain (loss)		1,017,322,358
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,183,084,226
Assets and liabilities in foreign currencies	446,929
Total change in net unrealized appreciation (depreciation)		1,183,531,155
Net gain (loss)		2,200,853,513
Net increase (decrease) in net assets resulting from operations		$2,510,829,597
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$309,976,084	$276,289,838
Net realized gain (loss)	1,017,322,358	374,729,531
Change in net unrealized appreciation (depreciation)	1,183,531,155	665,936,463
Net increase (decrease) in net assets resulting from operations	2,510,829,597	1,316,955,832
Distributions to shareholders	(941,889,244)	(551,495,427)

Share transactions
Proceeds from sales of shares	2,694,967,418	4,085,791,331
Reinvestment of distributions	941,889,244	551,495,427
Cost of shares redeemed	(2,359,678,589)	(2,905,074,864)

Net increase (decrease) in net assets resulting from share transactions	1,277,178,073	1,732,211,894
Total increase (decrease) in net assets	2,846,118,426	2,497,672,299

Net Assets
Beginning of period	12,730,516,275	10,232,843,976
End of period	$15,576,634,701	$12,730,516,275

Other Information
Shares
Sold	159,958,968	258,656,270
Issued in reinvestment of distributions	56,338,265	34,594,540
Redeemed	(137,616,767)	(179,905,045)
Net increase (decrease)	78,680,466	113,345,765

Financial Highlights
Fidelity® Series Value Discovery Fund

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$15.88	$14.87	$15.21	$16.34	$14.29
Income from Investment Operations
Net investment income (loss) A,B	.37	.38	.36	.32	.31
Net realized and unrealized gain (loss)	2.58	1.38	.06	(.10)	3.15
Total from investment operations	2.95	1.76	.42	.22	3.46
Distributions from net investment income	(.37)	(.38)	(.35)	(.32)	(.33)
Distributions from net realized gain	(.76)	(.37)	(.41)	(1.03)	(1.08)
Total distributions	(1.13)	(.75)	(.76)	(1.35)	(1.41)
Net asset value, end of period	$17.70	$15.88	$14.87	$15.21	$16.34
Total Return C	19.07%	11.85%	2.93%	1.55%	24.35%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	2.27%	2.37%	2.43%	2.12%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$15,576,635	$12,730,516	$10,232,844	$9,006,992	$9,131,187
Portfolio turnover rate G	65%	50%	32%	35%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity Series All-Sector Equity Fund, Fidelity Series Stock Selector Large Cap Value Fund and Fidelity Series Value Discovery Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable, as applicable. Fidelity Series Value Discovery Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Series All-Sector Equity Fund	2,739,242,979	2,328,859,042	(61,704,021)	2,267,155,021
Fidelity Series Stock Selector Large Cap Value Fund	11,999,645,768	3,812,250,167	(394,803,914)	3,417,446,253
Fidelity Series Value Discovery Fund	11,931,660,667	3,959,515,989	(292,852,705)	3,666,663,284

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Series All-Sector Equity Fund	27,554,902	96,852,546	2,267,069,321
Fidelity Series Stock Selector Large Cap Value Fund	141,170,914	312,721,896	3,417,446,034
Fidelity Series Value Discovery Fund	173,782,547	242,153,166	3,667,095,875

The tax character of distributions paid was as follows:

January 31, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Series All-Sector Equity Fund	67,380,145	261,218,789	328,598,934
Fidelity Series Stock Selector Large Cap Value Fund	592,659,530	745,749,393	1,338,408,923
Fidelity Series Value Discovery Fund	308,748,718	633,140,526	941,889,244

January 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Series All-Sector Equity Fund	45,319,918	286,634,830	331,954,748
Fidelity Series Stock Selector Large Cap Value Fund	482,153,897	895,619,121	1,377,773,018
Fidelity Series Value Discovery Fund	282,599,900	268,895,527	551,495,427

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series All-Sector Equity Fund	2,414,452,048	2,155,793,604
Fidelity Series Stock Selector Large Cap Value Fund	10,955,280,358	10,066,150,461
Fidelity Series Value Discovery Fund	9,442,334,519	8,734,110,795
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series All-Sector Equity Fund	37,582
Fidelity Series Stock Selector Large Cap Value Fund	205,852
Fidelity Series Value Discovery Fund	137,873

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Stock Selector Large Cap Value Fund	Borrower	104,580,000	4.61%	13,392
Fidelity Series Value Discovery Fund	Borrower	8,564,000	4.58%	1,090

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series All-Sector Equity Fund	166,439,791	158,150,700	21,725,475
Fidelity Series Stock Selector Large Cap Value Fund	923,530,335	733,754,833	132,823,693
Fidelity Series Value Discovery Fund	807,557,091	547,429,506	69,004,476
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series All-Sector Equity Fund	1,711	2,640	-
Fidelity Series Stock Selector Large Cap Value Fund	20,479	-	-
Fidelity Series Value Discovery Fund	37,763	966	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Series All-Sector Equity Fund	3,406,626
Fidelity Series Value Discovery Fund	12,274,651
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Series Value Discovery Fund	7,831
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Series All-Sector Equity Fund and Fidelity Series Value Discovery Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Series All-Sector Equity Fund and Fidelity Series Value Discovery Fund: (the "Funds"), each a fund of Fidelity Devonshire Trust, including the schedules of investments, as of January 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 17, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and Shareholders of Fidelity Series Stock Selector Large Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Stock Selector Large Cap Value Fund (one of the funds constituting Fidelity Devonshire Trust, referred to hereafter as the "Fund") as of January 31, 2026, the related statement of operations for the year ended January 31, 2026, the statement of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2026 and the financial highlights for each of the five years in the period ended January 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 17, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended January 31, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Series All-Sector Equity Fund	$288,413,940
Fidelity Series Stock Selector Large Cap Value Fund	$901,462,980
Fidelity Series Value Discovery Fund	$775,955,526

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Series All-Sector Equity Fund
March 2025	95%
December 2025	61%
Fidelity Series Stock Selector Large Cap Value Fund
March 2025	13%
December 2025	40%
Fidelity Series Value Discovery Fund
March 2025	67%
December 2025	71%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Series All-Sector Equity Fund
March 2025	95.50%
December 2025	63.01%
Fidelity Series Stock Selector Large Cap Value Fund
March 2025	12.30%
December 2025	45.73%
Fidelity Series Value Discovery Fund
March 2025	51.86%
December 2025	89.39%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Series All-Sector Equity Fund
March 2025	0.55%
December 2025	4.44%
Fidelity Series Stock Selector Large Cap Value Fund
March 2025	0.04%
December 2025	3.94%
Fidelity Series Value Discovery Fund
March 2025	0.16%
December 2025	5.16%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Series All-Sector Equity Fund	$3,323,845
Fidelity Series Stock Selector Large Cap Value Fund	$10,398,252
Fidelity Series Value Discovery Fund	$8,877,421

The funds will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.956971.113
EDT-LDT-ANN-0426
Fidelity® Mid Cap Value K6 Fund

Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Mid Cap Value K6 Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BELGIUM - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Syensqo SA	4,400	370,408
CANADA - 1.4%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Cenovus Energy Inc (United States) (a)	23,085	455,236
Secure Waste Infrastructure Corp	38,300	494,203
TOTAL ENERGY		949,439
Materials - 0.5%
Paper & Forest Products - 0.5%
Interfor Corp (b)	67,300	502,655
TOTAL CANADA		1,452,094
GERMANY - 0.7%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (b)	2,307	262,421
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG (b)	2,900	496,893
TOTAL GERMANY		759,314
PORTUGAL - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	9,900	196,326
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Subsea 7 SA	9,800	249,923
UNITED STATES - 96.2%
Communication Services - 0.9%
Interactive Media & Services - 0.3%
ZoomInfo Technologies Inc (b)	43,683	351,648
Media - 0.6%
Nexstar Media Group Inc	2,863	608,044
TOTAL COMMUNICATION SERVICES		959,692
Consumer Discretionary - 9.2%
Automobile Components - 0.7%
Patrick Industries Inc	5,454	688,131
Distributors - 0.6%
LKQ Corp	19,168	629,669
Diversified Consumer Services - 1.1%
Driven Brands Holdings Inc (b)	20,789	323,269
Laureate Education Inc (b)	23,508	806,324
		1,129,593
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp (b)	11,700	351,234
Expedia Group Inc Class A	862	228,292
Hilton Grand Vacations Inc (b)	9,273	418,305
		997,831
Household Durables - 2.2%
KB Home	8,232	473,669
Newell Brands Inc	34,292	145,741
PulteGroup Inc	5,717	715,140
Somnigroup International Inc	5,107	448,650
Whirlpool Corp (a)	6,781	542,412
		2,325,612
Specialty Retail - 3.0%
Academy Sports & Outdoors Inc	5,875	323,184
Bath & Body Works Inc	22,341	487,034
Gap Inc/The	11,647	325,883
Lithia Motors Inc Class A	1,442	466,400
Murphy USA Inc	1,426	602,499
Signet Jewelers Ltd	5,863	540,979
Upbound Group Inc	21,453	405,462
		3,151,441
Textiles, Apparel & Luxury Goods - 0.6%
Crocs Inc (b)	4,253	356,912
PVH Corp	3,434	214,144
		571,056
TOTAL CONSUMER DISCRETIONARY		9,493,333
Consumer Staples - 5.2%
Beverages - 1.3%
Keurig Dr Pepper Inc	19,365	531,375
Primo Brands Corp Class A	41,005	776,635
		1,308,010
Consumer Staples Distribution & Retail - 1.4%
Dollar Tree Inc (b)	2,876	338,189
Grocery Outlet Holding Corp (b)	17,528	167,041
US Foods Holding Corp (b)	11,151	932,447
		1,437,677
Food Products - 1.9%
Bunge Global SA	7,531	857,631
Darling Ingredients Inc (b)	10,160	463,906
Ingredion Inc	5,530	653,093
		1,974,630
Personal Care Products - 0.6%
Kenvue Inc	36,283	631,324
TOTAL CONSUMER STAPLES		5,351,641
Energy - 4.9%
Energy Equipment & Services - 1.4%
Baker Hughes Co Class A	16,400	919,056
Weatherford International PLC	5,350	503,328
		1,422,384
Oil, Gas & Consumable Fuels - 3.5%
Cheniere Energy Inc	3,419	723,187
Core Natural Resources Inc	2,292	218,611
Ovintiv Inc	10,323	448,741
Phillips 66	3,439	493,703
Sunoco LP	10,593	609,945
Targa Resources Corp	3,893	782,415
Valero Energy Corp	2,131	386,627
		3,663,229
TOTAL ENERGY		5,085,613
Financials - 15.8%
Banks - 2.6%
East West Bancorp Inc	4,799	549,197
First Citizens BancShares Inc/NC Class A	340	703,654
M&T Bank Corp	3,917	867,890
Western Alliance Bancorp	6,790	605,329
		2,726,070
Capital Markets - 2.4%
Ameriprise Financial Inc	1,786	941,561
Blue Owl Capital Inc Class A	30,493	415,924
Raymond James Financial Inc	3,495	579,681
State Street Corp	4,488	587,300
		2,524,466
Consumer Finance - 3.9%
Ally Financial Inc	9,889	418,107
Capital One Financial Corp	2,744	600,744
Credit Acceptance Corp (a)(b)	1,446	720,455
FirstCash Holdings Inc	3,750	639,375
OneMain Holdings Inc	11,159	731,361
SLM Corp	30,706	833,668
		3,943,710
Financial Services - 3.4%
Apollo Global Management Inc	5,362	721,403
Corebridge Financial Inc	14,784	455,791
Global Payments Inc	7,747	555,770
NCR Atleos Corp (b)	7,122	265,651
Shift4 Payments Inc Class A (a)(b)	4,700	277,488
Voya Financial Inc	6,068	465,173
Walker & Dunlop Inc	5,900	371,051
WEX Inc (b)	2,716	417,992
		3,530,319
Insurance - 3.5%
First American Financial Corp	7,108	449,083
Globe Life Inc	5,409	758,450
Hartford Insurance Group Inc/The	7,059	953,389
Reinsurance Group of America Inc	4,395	891,086
Travelers Companies Inc/The	2,092	595,195
		3,647,203
TOTAL FINANCIALS		16,371,768
Health Care - 9.5%
Biotechnology - 0.3%
Moderna Inc (b)	7,470	329,202
Health Care Equipment & Supplies - 2.5%
Baxter International Inc	25,661	515,016
Becton Dickinson & Co	2,385	485,300
Lantheus Holdings Inc (b)	4,800	321,216
QuidelOrtho Corp (b)	16,077	436,812
Solventum Corp (b)	7,306	562,343
Teleflex Inc	2,201	229,718
		2,550,405
Health Care Providers & Services - 5.3%
Acadia Healthcare Co Inc (b)	48,513	652,015
BrightSpring Health Services Inc (b)	7,035	276,264
Cigna Group/The	2,229	610,991
CVS Health Corp	5,499	409,785
Molina Healthcare Inc (b)	6,217	1,116,511
PACS Group Inc (b)	49,251	1,662,715
Tenet Healthcare Corp (b)	3,907	739,517
		5,467,798
Life Sciences Tools & Services - 1.4%
ICON PLC (b)	3,804	685,671
IQVIA Holdings Inc (b)	3,530	812,430
		1,498,101
TOTAL HEALTH CARE		9,845,506
Industrials - 19.1%
Aerospace & Defense - 0.4%
ATI Inc (b)	3,106	373,652
Air Freight & Logistics - 0.8%
GXO Logistics Inc (b)	14,449	817,669
Building Products - 2.0%
Gibraltar Industries Inc (b)	4,900	251,174
Griffon Corp	6,223	506,864
Masterbrand Inc (a)(b)	33,007	400,045
Owens Corning	4,091	490,265
UFP Industries Inc	4,096	423,035
		2,071,383
Commercial Services & Supplies - 0.9%
Brink's Co/The	2,990	379,850
HNI Corp	2,207	105,472
MillerKnoll Inc	20,400	409,632
		894,954
Construction & Engineering - 1.5%
Centuri Holdings Inc (b)	18,383	507,371
EMCOR Group Inc	614	442,528
WillScot Holdings Corp	30,881	618,546
		1,568,445
Electrical Equipment - 0.7%
Regal Rexnord Corp	4,450	718,675
Ground Transportation - 2.3%
Ryder System Inc	3,504	670,245
Saia Inc (b)	2,185	731,691
U-Haul Holding Co Class N	8,189	420,178
XPO Inc (b)	3,540	524,309
		2,346,423
Machinery - 5.4%
Allison Transmission Holdings Inc	7,593	825,359
CNH Industrial NV Class A	55,520	597,395
Cummins Inc	1,397	808,612
Flowserve Corp	7,710	602,537
Gates Industrial Corp PLC (b)	19,175	441,409
Mueller Industries Inc	7,336	998,723
Oshkosh Corp	4,104	590,237
Terex Corp	12,114	690,498
		5,554,770
Marine Transportation - 0.5%
Matson Inc	3,288	527,066
Passenger Airlines - 0.5%
United Airlines Holdings Inc (b)	4,809	492,057
Professional Services - 2.6%
Amentum Holdings Inc (b)	13,160	470,865
First Advantage Corp (a)(b)	26,836	362,286
Genpact Ltd	8,572	378,025
KBR Inc	7,069	302,624
SS&C Technologies Holdings Inc	7,582	620,890
TransUnion	7,121	562,701
		2,697,391
Trading Companies & Distributors - 1.5%
GATX Corp	2,930	532,996
Herc Holdings Inc	3,886	557,020
Rush Enterprises Inc Class A	7,891	506,523
		1,596,539
TOTAL INDUSTRIALS		19,659,024
Information Technology - 10.4%
Communications Equipment - 0.9%
Ciena Corp (b)	3,677	925,905
Electronic Equipment, Instruments & Components - 3.1%
Arrow Electronics Inc (b)	4,474	592,760
Avnet Inc	9,965	621,716
Coherent Corp (b)	2,606	552,941
Sanmina Corp (b)	5,656	801,343
TD SYNNEX Corp	3,778	599,455
		3,168,215
IT Services - 0.7%
GoDaddy Inc Class A (b)	4,132	415,349
Kyndryl Holdings Inc (b)	14,688	337,824
		753,173
Semiconductors & Semiconductor Equipment - 2.1%
First Solar Inc (b)	3,357	757,071
MKS Inc	1,496	352,173
ON Semiconductor Corp (b)	12,877	771,204
Qnity Electronics Inc	2,700	259,686
		2,140,134
Software - 0.5%
Gen Digital Inc	17,602	422,272
Zoom Communications Inc Class A (b)	2,217	204,185
		626,457
Technology Hardware, Storage & Peripherals - 3.1%
Sandisk Corp/DE	1,564	901,255
Western Digital Corp	9,192	2,300,114
		3,201,369
TOTAL INFORMATION TECHNOLOGY		10,815,253
Materials - 6.0%
Chemicals - 1.8%
Avient Corp	11,200	404,880
Corteva Inc	14,555	1,059,604
Mosaic Co/The	14,117	388,218
		1,852,702
Construction Materials - 1.0%
CRH PLC	4,299	526,241
Eagle Materials Inc	2,345	477,934
		1,004,175
Containers & Packaging - 0.9%
Smurfit WestRock PLC	23,154	963,901
Metals & Mining - 1.8%
Reliance Inc	3,127	1,030,347
Steel Dynamics Inc	4,572	820,994
		1,851,341
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	5,947	498,001
TOTAL MATERIALS		6,170,120
Real Estate - 8.0%
Health Care REITs - 2.4%
American Healthcare REIT Inc	16,336	766,322
Ventas Inc	7,199	559,146
Welltower Inc	6,028	1,135,434
		2,460,902
Industrial REITs - 1.4%
Americold Realty Trust Inc	35,233	437,242
Prologis Inc	4,541	592,873
Rexford Industrial Realty Inc	11,472	464,960
		1,495,075
Real Estate Management & Development - 1.0%
Compass Inc Class A (b)	47,137	590,156
Jones Lang LaSalle Inc (b)	1,117	399,785
		989,941
Residential REITs - 0.5%
Sun Communities Inc	4,349	554,192
Specialized REITs - 2.7%
Equinix Inc	717	588,607
Iron Mountain Inc	9,907	912,732
Outfront Media Inc	18,602	452,401
Public Storage	3,043	840,446
		2,794,186
TOTAL REAL ESTATE		8,294,296
Utilities - 7.2%
Electric Utilities - 3.4%
Constellation Energy Corp	894	250,928
Eversource Energy	11,836	818,223
NRG Energy Inc	3,450	526,574
PG&E Corp	66,738	1,029,100
PPL Corp	22,317	808,991
		3,433,816
Gas Utilities - 0.8%
UGI Corp	21,445	860,159
Independent Power and Renewable Electricity Producers - 1.1%
AES Corp/The	48,155	705,471
Vistra Corp	2,579	408,384
		1,113,855
Multi-Utilities - 1.9%
CenterPoint Energy Inc	22,200	881,118
Sempra	12,838	1,117,034
		1,998,152
TOTAL UTILITIES		7,405,982
TOTAL UNITED STATES		99,452,228
ZAMBIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
First Quantum Minerals Ltd (b)	26,800	757,560
TOTAL COMMON STOCKS (Cost $84,171,003)		103,237,853

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (c)(d) (Cost $1,786,148)	3.70	1,785,969	1,786,148

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $85,957,151)	105,024,001
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(1,506,998)
NET ASSETS - 100.0%	103,517,003

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	352,486	17,619,712	17,972,137	9,724	(61)	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	434,900	23,823,300	22,472,099	14,223	48	(1)	1,786,148	1,785,969	0.0%
Total	787,386	41,443,012	40,444,236	23,947	(13)	(1)	1,786,148

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	959,692	959,692	-	-
Consumer Discretionary	9,493,333	9,493,333	-	-
Consumer Staples	5,351,641	5,351,641	-	-
Energy	6,481,301	6,481,301	-	-
Financials	16,371,768	16,371,768	-	-
Health Care	10,107,927	10,107,927	-	-
Industrials	20,155,917	20,155,917	-	-
Information Technology	10,815,253	10,815,253	-	-
Materials	7,800,743	7,800,743	-	-
Real Estate	8,294,296	8,294,296	-	-
Utilities	7,405,982	7,405,982	-	-

Money Market Funds	1,786,148	1,786,148	-	-
Total Investments in Securities:	105,024,001	105,024,001	-	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value (including securities loaned of $1,750,011) - See accompanying schedule:
Unaffiliated issuers (cost $84,171,003)	$103,237,853
Fidelity Central Funds (cost $1,786,148)	1,786,148

Total Investment in Securities (cost $85,957,151)		$105,024,001
Cash		25,232
Receivable for investments sold		1,152,001
Receivable for fund shares sold		81,842
Dividends receivable		22,087
Distributions receivable from Fidelity Central Funds		1,255
Total assets		106,306,418
Liabilities
Payable for investments purchased	$930,498
Payable for fund shares redeemed	34,805
Accrued management fee	38,012
Collateral on securities loaned	1,786,100
Total liabilities		2,789,415
Net Assets		$103,517,003
Net Assets consist of:
Paid in capital		$82,185,263
Total accumulated earnings (loss)		21,331,740
Net Assets		$103,517,003
Net Asset Value, offering price and redemption price per share ($103,517,003 ÷ 7,587,617 shares)		$13.64
Statement of Operations
Year ended January 31, 2026
Investment Income
Dividends		$1,079,805
Income from Fidelity Central Funds (including $14,223 from security lending)		23,947
Total income		1,103,752
Expenses
Management fee	$315,503
Independent trustees' fees and expenses	233
Total expenses before reductions	315,736
Expense reductions	(193)
Total expenses after reductions		315,543
Net Investment income (loss)		788,209
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,672,595
Fidelity Central Funds	(13)
Foreign currency transactions	(950)
Total net realized gain (loss)		3,671,632
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	13,907,146
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	20
Total change in net unrealized appreciation (depreciation)		13,907,165
Net gain (loss)		17,578,797
Net increase (decrease) in net assets resulting from operations		$18,367,006
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$788,209	$569,177
Net realized gain (loss)	3,671,632	8,527,932
Change in net unrealized appreciation (depreciation)	13,907,165	(187,145)
Net increase (decrease) in net assets resulting from operations	18,367,006	8,909,964
Distributions to shareholders	(3,338,570)	(7,920,228)

Share transactions
Proceeds from sales of shares	72,575,825	31,183,898
Reinvestment of distributions	3,338,570	7,920,228
Cost of shares redeemed	(17,543,562)	(50,289,274)

Net increase (decrease) in net assets resulting from share transactions	58,370,833	(11,185,148)
Total increase (decrease) in net assets	73,399,269	(10,195,412)

Net Assets
Beginning of period	30,117,734	40,313,146
End of period	$103,517,003	$30,117,734

Other Information
Shares
Sold	6,404,821	1,925,661
Issued in reinvestment of distributions	272,642	642,438
Redeemed	(1,457,101)	(2,931,745)
Net increase (decrease)	5,220,362	(363,646)

Financial Highlights
Fidelity® Mid Cap Value K6 Fund

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.72	$14.76	$13.65	$13.55	$10.64
Income from Investment Operations
Net investment income (loss) A,B	.14	.21	.20	.19 C	.19
Net realized and unrealized gain (loss)	1.65	2.50	1.10	.12	2.91
Total from investment operations	1.79	2.71	1.30	.31	3.10
Distributions from net investment income	(.11) D	(.37) D	(.17)	(.21)	(.19)
Distributions from net realized gain	(.76) D	(4.38) D	(.03)	-	-
Total distributions	(.87)	(4.75)	(.19) E	(.21)	(.19)
Net asset value, end of period	$13.64	$12.72	$14.76	$13.65	$13.55
Total Return F	15.20%	19.49%	9.58%	2.41%	29.17%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.12%	1.29%	1.48%	1.45% C	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$103,517	$30,118	$40,313	$36,374	$34,992
Portfolio turnover rate I	97 % J	140%	84% J	85% J	100%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.23%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity Mid Cap Value K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,905,932
Gross unrealized depreciation	(3,125,047)
Net unrealized appreciation (depreciation)	$18,780,885
Tax Cost	$86,243,116

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,086,972
Undistributed long-term capital gain	$463,851
Net unrealized appreciation (depreciation) on securities and other investments	$18,780,917

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Ordinary Income	$1,171,067	$3,258,071
Long-term Capital Gains	2,167,503	4,662,157
Total	$3,338,570	$7,920,228
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Value K6 Fund	99,093,891	66,042,422

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Mid Cap Value K6 Fund	1,983,981	22,795,942
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Mid Cap Value K6 Fund	2,572

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid Cap Value K6 Fund	3,729,244	2,451,104	414,134
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid Cap Value K6 Fund	1,474	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $193.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Mid Cap Value K6 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Mid Cap Value K6 Fund (the "Fund"), a fund of Fidelity Devonshire Trust, including the schedule of investments, as of January 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 17, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2026, $1,472,498, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $5,610 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 12% and 71% of the dividends distributed in March and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 4.71% and 81.89% of the dividends distributed in March and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.10% and 15.32% of the dividends distributed in March and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9883983.108
MCVK6-ANN-0426
Fidelity® Mid Cap Value Fund

Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Mid Cap Value Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BELGIUM - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Syensqo SA	82,300	6,928,307
CANADA - 1.4%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Cenovus Energy Inc (United States) (a)	425,846	8,397,683
Secure Waste Infrastructure Corp (a)	706,300	9,113,716
TOTAL ENERGY		17,511,399
Materials - 0.5%
Paper & Forest Products - 0.5%
Interfor Corp (b)	1,225,600	9,153,859
TOTAL CANADA		26,665,258
GERMANY - 0.7%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)(b)	43,052	4,897,165
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG (b)	53,900	9,235,352
TOTAL GERMANY		14,132,517
PORTUGAL - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	179,000	3,549,732
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Subsea 7 SA	184,100	4,694,975
UNITED STATES - 96.2%
Communication Services - 0.9%
Interactive Media & Services - 0.3%
ZoomInfo Technologies Inc (b)	800,800	6,446,440
Media - 0.6%
Nexstar Media Group Inc	52,814	11,216,637
TOTAL COMMUNICATION SERVICES		17,663,077
Consumer Discretionary - 9.2%
Automobile Components - 0.7%
Patrick Industries Inc (a)	100,962	12,738,376
Distributors - 0.6%
LKQ Corp	353,600	11,615,760
Diversified Consumer Services - 1.1%
Driven Brands Holdings Inc (b)	383,500	5,963,425
Laureate Education Inc (b)	428,422	14,694,875
		20,658,300
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp (b)	215,300	6,463,306
Expedia Group Inc Class A	15,900	4,210,956
Hilton Grand Vacations Inc (b)	169,854	7,662,114
		18,336,376
Household Durables - 2.2%
KB Home	151,126	8,695,790
Newell Brands Inc	620,356	2,636,513
PulteGroup Inc	103,500	12,946,815
Somnigroup International Inc	93,266	8,193,418
Whirlpool Corp (a)	123,929	9,913,081
		42,385,617
Specialty Retail - 3.0%
Academy Sports & Outdoors Inc	108,367	5,961,269
Bath & Body Works Inc	412,300	8,988,140
Gap Inc/The	210,645	5,893,846
Lithia Motors Inc Class A	26,331	8,516,499
Murphy USA Inc	26,300	11,112,013
Signet Jewelers Ltd	107,691	9,936,649
Upbound Group Inc	395,739	7,479,467
		57,887,883
Textiles, Apparel & Luxury Goods - 0.6%
Crocs Inc (b)	78,216	6,563,887
PVH Corp	62,530	3,899,370
		10,463,257
TOTAL CONSUMER DISCRETIONARY		174,085,569
Consumer Staples - 5.2%
Beverages - 1.3%
Keurig Dr Pepper Inc	356,100	9,771,384
Primo Brands Corp Class A	746,079	14,130,736
		23,902,120
Consumer Staples Distribution & Retail - 1.4%
Dollar Tree Inc (b)	52,801	6,208,870
Grocery Outlet Holding Corp (b)	320,913	3,058,300
US Foods Holding Corp (b)	203,424	17,010,315
		26,277,485
Food Products - 1.9%
Bunge Global SA	138,612	15,785,136
Darling Ingredients Inc (b)	187,340	8,553,944
Ingredion Inc	102,013	12,047,735
		36,386,815
Personal Care Products - 0.6%
Kenvue Inc	668,100	11,624,940
TOTAL CONSUMER STAPLES		98,191,360
Energy - 4.9%
Energy Equipment & Services - 1.3%
Baker Hughes Co Class A	298,793	16,744,360
Weatherford International PLC	99,811	9,390,218
		26,134,578
Oil, Gas & Consumable Fuels - 3.6%
Cheniere Energy Inc	63,047	13,335,701
Core Natural Resources Inc	41,867	3,993,274
Ovintiv Inc	190,424	8,277,731
Phillips 66	63,439	9,107,303
Sunoco LP	195,400	11,251,132
Targa Resources Corp	71,715	14,413,282
Valero Energy Corp	39,300	7,130,199
		67,508,622
TOTAL ENERGY		93,643,200
Financials - 16.0%
Banks - 2.6%
East West Bancorp Inc	88,269	10,101,504
First Citizens BancShares Inc/NC Class A	6,206	12,843,751
M&T Bank Corp	71,566	15,856,880
Western Alliance Bancorp	124,362	11,086,872
		49,889,007
Capital Markets - 2.4%
Ameriprise Financial Inc	32,200	16,975,518
Blue Owl Capital Inc Class A	557,700	7,607,028
Raymond James Financial Inc	64,477	10,694,155
State Street Corp	81,990	10,729,211
		46,005,912
Consumer Finance - 4.0%
Ally Financial Inc	182,429	7,713,098
Capital One Financial Corp	50,610	11,080,047
Credit Acceptance Corp (a)(b)	26,600	13,253,184
FirstCash Holdings Inc	69,181	11,795,361
OneMain Holdings Inc	205,840	13,490,754
SLM Corp	588,727	15,983,938
		73,316,382
Financial Services - 3.4%
Apollo Global Management Inc	97,559	13,125,588
Corebridge Financial Inc	269,650	8,313,310
Global Payments Inc	142,900	10,251,646
NCR Atleos Corp (b)	131,052	4,888,239
Shift4 Payments Inc Class A (a)(b)	86,500	5,106,960
Voya Financial Inc	110,242	8,451,152
Walker & Dunlop Inc	108,400	6,817,276
WEX Inc (b)	49,757	7,657,602
		64,611,773
Insurance - 3.6%
First American Financial Corp	154,092	9,735,532
Globe Life Inc	100,000	14,022,000
Hartford Insurance Group Inc/The	128,714	17,384,113
Reinsurance Group of America Inc	83,595	16,948,886
Travelers Companies Inc/The	38,582	10,976,965
		69,067,496
TOTAL FINANCIALS		302,890,570
Health Care - 9.5%
Biotechnology - 0.3%
Moderna Inc (a)(b)	137,800	6,072,846
Health Care Equipment & Supplies - 2.5%
Baxter International Inc	470,500	9,442,935
Becton Dickinson & Co	44,000	8,953,120
Lantheus Holdings Inc (b)	87,100	5,828,732
QuidelOrtho Corp (b)	296,569	8,057,780
Solventum Corp (b)	133,456	10,272,108
Teleflex Inc	40,100	4,185,237
		46,739,912
Health Care Providers & Services - 5.3%
Acadia Healthcare Co Inc (a)(b)	895,569	12,036,447
BrightSpring Health Services Inc (b)	131,100	5,148,297
Cigna Group/The	41,809	11,460,265
CVS Health Corp	100,176	7,465,116
Molina Healthcare Inc (b)	114,133	20,497,145
PACS Group Inc (b)	901,430	30,432,277
Tenet Healthcare Corp (b)	71,081	13,454,212
		100,493,759
Life Sciences Tools & Services - 1.4%
ICON PLC (b)	70,080	12,631,920
IQVIA Holdings Inc (b)	64,300	14,798,645
		27,430,565
TOTAL HEALTH CARE		180,737,082
Industrials - 19.1%
Aerospace & Defense - 0.4%
ATI Inc (b)	57,700	6,941,310
Air Freight & Logistics - 0.8%
GXO Logistics Inc (b)	263,127	14,890,357
Building Products - 2.0%
Gibraltar Industries Inc (b)	89,200	4,572,392
Griffon Corp	114,700	9,342,315
Masterbrand Inc (a)(b)	601,300	7,287,756
Owens Corning	74,850	8,970,024
UFP Industries Inc	75,476	7,795,161
		37,967,648
Commercial Services & Supplies - 0.8%
Brink's Co/The	54,510	6,924,950
HNI Corp	31,383	1,499,794
MillerKnoll Inc	379,077	7,611,866
		16,036,610
Construction & Engineering - 1.5%
Centuri Holdings Inc (b)	336,539	9,288,476
EMCOR Group Inc	11,213	8,081,545
WillScot Holdings Corp	570,558	11,428,278
		28,798,299
Electrical Equipment - 0.7%
Regal Rexnord Corp	81,520	13,165,480
Ground Transportation - 2.3%
Ryder System Inc	65,250	12,481,020
Saia Inc (b)	39,992	13,392,122
U-Haul Holding Co Class N	148,669	7,628,206
XPO Inc (b)	65,747	9,737,788
		43,239,136
Machinery - 5.5%
Allison Transmission Holdings Inc	138,585	15,064,190
CNH Industrial NV Class A	1,024,189	11,020,274
Cummins Inc	25,500	14,759,910
Flowserve Corp	142,300	11,120,745
Gates Industrial Corp PLC (b)	353,107	8,128,523
Mueller Industries Inc	134,300	18,283,602
Oshkosh Corp (a)	75,555	10,866,320
Terex Corp	221,311	12,614,727
		101,858,291
Marine Transportation - 0.5%
Matson Inc	59,900	9,601,970
Passenger Airlines - 0.5%
United Airlines Holdings Inc (b)	88,700	9,075,784
Professional Services - 2.6%
Amentum Holdings Inc (b)	241,844	8,653,178
First Advantage Corp (a)(b)	486,567	6,568,655
Genpact Ltd	155,249	6,846,481
KBR Inc	141,135	6,041,989
SS&C Technologies Holdings Inc	139,379	11,413,746
TransUnion	130,600	10,320,012
		49,844,061
Trading Companies & Distributors - 1.5%
GATX Corp	53,200	9,677,612
Herc Holdings Inc	71,689	10,275,901
Rush Enterprises Inc Class A	144,003	9,243,553
		29,197,066
TOTAL INDUSTRIALS		360,616,012
Information Technology - 10.4%
Communications Equipment - 0.9%
Ciena Corp (b)	64,775	16,310,993
Electronic Equipment, Instruments & Components - 3.1%
Arrow Electronics Inc (b)	82,069	10,873,322
Avnet Inc	183,435	11,444,510
Coherent Corp (b)	47,760	10,133,716
Sanmina Corp (b)	104,000	14,734,720
TD SYNNEX Corp	69,116	10,966,636
		58,152,904
IT Services - 0.7%
GoDaddy Inc Class A (b)	76,700	7,709,884
Kyndryl Holdings Inc (b)	269,083	6,188,909
		13,898,793
Semiconductors & Semiconductor Equipment - 2.1%
First Solar Inc (b)	61,953	13,971,641
MKS Inc	27,500	6,473,775
ON Semiconductor Corp (b)	253,017	15,153,188
Qnity Electronics Inc	49,500	4,760,910
		40,359,514
Software - 0.5%
Gen Digital Inc	319,500	7,664,805
Zoom Communications Inc Class A (b)	41,100	3,785,309
		11,450,114
Technology Hardware, Storage & Peripherals - 3.1%
Sandisk Corp/DE	28,089	16,186,286
Western Digital Corp	167,703	41,964,322
		58,150,608
TOTAL INFORMATION TECHNOLOGY		198,322,926
Materials - 5.9%
Chemicals - 1.8%
Avient Corp	205,100	7,414,365
Corteva Inc	266,698	19,415,614
Mosaic Co/The	258,559	7,110,373
		33,940,352
Construction Materials - 1.0%
CRH PLC	79,996	9,792,310
Eagle Materials Inc	42,800	8,723,068
		18,515,378
Containers & Packaging - 0.9%
Smurfit WestRock PLC	422,560	17,591,173
Metals & Mining - 1.8%
Reliance Inc	57,115	18,819,393
Steel Dynamics Inc	83,305	14,959,078
		33,778,471
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp	108,500	9,085,790
TOTAL MATERIALS		112,911,164
Real Estate - 8.0%
Health Care REITs - 2.4%
American Healthcare REIT Inc	301,202	14,129,386
Ventas Inc	132,789	10,313,721
Welltower Inc	110,360	20,787,410
		45,230,517
Industrial REITs - 1.5%
Americold Realty Trust Inc	652,700	8,100,007
Prologis Inc	83,475	10,898,496
Rexford Industrial Realty Inc	211,528	8,573,230
		27,571,733
Real Estate Management & Development - 1.0%
Compass Inc Class A (b)	868,495	10,873,557
Jones Lang LaSalle Inc (b)	20,289	7,261,636
		18,135,193
Residential REITs - 0.4%
Sun Communities Inc	80,228	10,223,454
Specialized REITs - 2.7%
Equinix Inc	13,200	10,836,276
Iron Mountain Inc	180,725	16,650,194
Outfront Media Inc	339,061	8,245,964
Public Storage	55,467	15,319,431
		51,051,865
TOTAL REAL ESTATE		152,212,762
Utilities - 7.1%
Electric Utilities - 3.3%
Constellation Energy Corp	16,471	4,623,079
Eversource Energy	215,577	14,902,838
NRG Energy Inc	63,225	9,650,032
PG&E Corp	1,219,106	18,798,615
PPL Corp	407,167	14,759,804
		62,734,368
Gas Utilities - 0.8%
UGI Corp	390,442	15,660,629
Independent Power and Renewable Electricity Producers - 1.1%
AES Corp/The	887,570	13,002,901
Vistra Corp	48,169	7,627,561
		20,630,462
Multi-Utilities - 1.9%
CenterPoint Energy Inc	407,800	16,185,582
Sempra	234,741	20,424,814
		36,610,396
TOTAL UTILITIES		135,635,855
TOTAL UNITED STATES		1,826,909,577
ZAMBIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
First Quantum Minerals Ltd (b)	494,700	13,983,772
TOTAL COMMON STOCKS (Cost $1,490,733,026)		1,896,864,138

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	978,510	978,706
Fidelity Securities Lending Cash Central Fund (c)(d)	3.70	60,946,806	60,952,901
TOTAL MONEY MARKET FUNDS (Cost $61,931,607)			61,931,607

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $1,552,664,633)	1,958,795,745
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(58,500,941)
NET ASSETS - 100.0%	1,900,294,804

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,813,365	129,284,096	131,118,861	44,263	106	-	978,706	978,510	0.0%
Fidelity Securities Lending Cash Central Fund	50,634,920	601,058,332	590,739,526	459,901	(825)	-	60,952,901	60,946,806	0.2%
Total	53,448,285	730,342,428	721,858,387	504,164	(719)	-	61,931,607

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	17,663,077	17,663,077	-	-
Consumer Discretionary	174,085,569	174,085,569	-	-
Consumer Staples	98,191,360	98,191,360	-	-
Energy	119,399,306	119,399,306	-	-
Financials	302,890,570	302,890,570	-	-
Health Care	185,634,247	185,634,247	-	-
Industrials	369,851,364	369,851,364	-	-
Information Technology	198,322,926	198,322,926	-	-
Materials	142,977,102	142,977,102	-	-
Real Estate	152,212,762	152,212,762	-	-
Utilities	135,635,855	135,635,855	-	-

Money Market Funds	61,931,607	61,931,607	-	-
Total Investments in Securities:	1,958,795,745	1,958,795,745	-	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value (including securities loaned of $63,619,676) - See accompanying schedule:
Unaffiliated issuers (cost $1,490,733,026)	$1,896,864,138
Fidelity Central Funds (cost $61,931,607)	61,931,607

Total Investment in Securities (cost $1,552,664,633)		$1,958,795,745
Cash		1,165
Receivable for investments sold		20,964,116
Receivable for fund shares sold		861,965
Dividends receivable		445,045
Distributions receivable from Fidelity Central Funds		16,592
Prepaid expenses		1,173
Total assets		1,981,085,801
Liabilities
Payable for investments purchased	$17,177,159
Payable for fund shares redeemed	1,253,246
Accrued management fee	1,285,950
Distribution and service plan fees payable	76,521
Other payables and accrued expenses	56,113
Collateral on securities loaned	60,942,008
Total liabilities		80,790,997
Net Assets		$1,900,294,804
Net Assets consist of:
Paid in capital		$1,450,831,828
Total accumulated earnings (loss)		449,462,976
Net Assets		$1,900,294,804

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($224,068,070 ÷ 6,943,034 shares)(a)		$32.27
Maximum offering price per share (100/94.25 of $32.27)		$34.24
Class M :
Net Asset Value and redemption price per share ($39,201,098 ÷ 1,225,100 shares)(a)		$32.00
Maximum offering price per share (100/96.50 of $32.00)		$33.16
Class C :
Net Asset Value and offering price per share ($15,948,757 ÷ 521,132 shares)(a)		$30.60
Mid Cap Value :
Net Asset Value, offering price and redemption price per share ($1,373,250,590 ÷ 41,488,408 shares)		$33.10
Class I :
Net Asset Value, offering price and redemption price per share ($151,163,647 ÷ 4,624,663 shares)		$32.69
Class Z :
Net Asset Value, offering price and redemption price per share ($96,662,642 ÷ 2,956,375 shares)		$32.70
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended January 31, 2026
Investment Income
Dividends		$28,426,136
Interest		22
Income from Fidelity Central Funds (including $459,901 from security lending)		504,164
Total income		28,930,322
Expenses
Management fee
Basic fee	$11,314,669
Performance adjustment	3,224,703
Distribution and service plan fees	847,350
Custodian fees and expenses	51,311
Independent trustees' fees and expenses	6,886
Registration fees	133,457
Audit fees	67,518
Legal	3,759
Interest	16,825
Miscellaneous	17,140
Total expenses		15,683,618
Net Investment income (loss)		13,246,704
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	120,373,832
Redemptions in-kind	5,482,157
Fidelity Central Funds	(719)
Foreign currency transactions	(55,206)
Written options	184,577
Total net realized gain (loss)		125,984,641
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	106,074,721
Assets and liabilities in foreign currencies	928
Total change in net unrealized appreciation (depreciation)		106,075,649
Net gain (loss)		232,060,290
Net increase (decrease) in net assets resulting from operations		$245,306,994
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,246,704	$15,964,382
Net realized gain (loss)	125,984,641	243,602,070
Change in net unrealized appreciation (depreciation)	106,075,649	73,998,099
Net increase (decrease) in net assets resulting from operations	245,306,994	333,564,551
Distributions to shareholders	(148,996,135)	(181,614,291)

Share transactions - net increase (decrease)	(114,793,592)	84,092,578
Total increase (decrease) in net assets	(18,482,733)	236,042,838

Net Assets
Beginning of period	1,918,777,537	1,682,734,699
End of period	$1,900,294,804	$1,918,777,537

Financial Highlights
Fidelity Advisor® Mid Cap Value Fund Class A

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$30.51	$28.08	$26.06	$28.85	$22.67
Income from Investment Operations
Net investment income (loss) A,B	.15	.19	.19	.22 C	.29
Net realized and unrealized gain (loss)	4.13	5.30	2.11	.08	6.21
Total from investment operations	4.28	5.49	2.30	.30	6.50
Distributions from net investment income	(.18)	(.21)	(.16)	(.28)	(.32)
Distributions from net realized gain	(2.34)	(2.85)	(.11)	(2.81)	-
Total distributions	(2.52)	(3.06)	(.28) D	(3.09)	(.32)
Net asset value, end of period	$32.27	$30.51	$28.08	$26.06	$28.85
Total Return E,F	15.11%	20.00%	8.89%	1.70%	28.68%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.13%	1.13%	1.20%	1.08%	.86%
Expenses net of fee waivers, if any	1.13%	1.12%	1.19%	1.08%	.86%
Expenses net of all reductions, if any	1.13%	1.12%	1.19%	1.08%	.86%
Net investment income (loss)	.51%	.61%	.75%	.84% C	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$224,068	$210,235	$183,034	$172,188	$167,448
Portfolio turnover rate I	84 % J	96%	78% J	70% J	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .61%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap Value Fund Class M

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$30.28	$27.89	$25.89	$28.68	$22.54
Income from Investment Operations
Net investment income (loss) A,B	.08	.11	.13	.15 C	.22
Net realized and unrealized gain (loss)	4.08	5.26	2.08	.08	6.18
Total from investment operations	4.16	5.37	2.21	.23	6.40
Distributions from net investment income	(.11)	(.13)	(.10)	(.22)	(.26)
Distributions from net realized gain	(2.34)	(2.85)	(.11)	(2.81)	-
Total distributions	(2.44) D	(2.98)	(.21)	(3.02) D	(.26)
Net asset value, end of period	$32.00	$30.28	$27.89	$25.89	$28.68
Total Return E,F	14.82%	19.70%	8.62%	1.45%	28.38%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.38%	1.38%	1.46%	1.34%	1.12%
Expenses net of fee waivers, if any	1.38%	1.37%	1.45%	1.34%	1.12%
Expenses net of all reductions, if any	1.38%	1.37%	1.45%	1.34%	1.12%
Net investment income (loss)	.26%	.36%	.50%	.58% C	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$39,201	$40,061	$37,407	$37,165	$38,920
Portfolio turnover rate I	84 % J	96%	78% J	70% J	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .35%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap Value Fund Class C

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$29.11	$26.87	$24.99	$27.79	$21.84
Income from Investment Operations
Net investment income (loss) A,B	(.07)	(.04)	(.01)	.02 C	.08
Net realized and unrealized gain (loss)	3.90	5.07	2.00	.07	5.98
Total from investment operations	3.83	5.03	1.99	.09	6.06
Distributions from net investment income	-	-	-	(.08)	(.11)
Distributions from net realized gain	(2.34)	(2.79)	(.11)	(2.81)	-
Total distributions	(2.34)	(2.79)	(.11)	(2.89)	(.11)
Net asset value, end of period	$30.60	$29.11	$26.87	$24.99	$27.79
Total Return D,E	14.23%	19.12%	8.05%	.90%	27.76%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.89%	1.87%	1.98%	1.85%	1.62%
Expenses net of fee waivers, if any	1.89%	1.87%	1.97%	1.85%	1.62%
Expenses net of all reductions, if any	1.89%	1.87%	1.97%	1.85%	1.62%
Net investment income (loss)	(.24)%	(.13)%	(.02)%	.07% C	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$15,949	$18,034	$22,641	$34,139	$43,673
Portfolio turnover rate H	84 % I	96%	78% I	70% I	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.16)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mid Cap Value Fund

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$31.21	$28.65	$26.57	$29.34	$23.03
Income from Investment Operations
Net investment income (loss) A,B	.24	.29	.27	.30 C	.38
Net realized and unrealized gain (loss)	4.24	5.41	2.15	.09	6.32
Total from investment operations	4.48	5.70	2.42	.39	6.70
Distributions from net investment income	(.25)	(.29)	(.23)	(.35)	(.39)
Distributions from net realized gain	(2.34)	(2.85)	(.11)	(2.81)	-
Total distributions	(2.59)	(3.14)	(.34)	(3.16)	(.39)
Net asset value, end of period	$33.10	$31.21	$28.65	$26.57	$29.34
Total Return D	15.45%	20.35%	9.20%	2.00%	29.11%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.84%	.83%	.91%	.79%	.57%
Expenses net of fee waivers, if any	.84%	.83%	.90%	.79%	.57%
Expenses net of all reductions, if any	.84%	.83%	.90%	.79%	.57%
Net investment income (loss)	.81%	.90%	1.05%	1.13% C	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,373,251	$1,333,585	$1,119,427	$1,113,891	$1,172,691
Portfolio turnover rate G	84 % H	96%	78% H	70% H	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .90%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap Value Fund Class I

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$30.83	$28.34	$26.29	$29.06	$22.82
Income from Investment Operations
Net investment income (loss) A,B	.22	.27	.26	.29 C	.37
Net realized and unrealized gain (loss)	4.19	5.35	2.13	.09	6.26
Total from investment operations	4.41	5.62	2.39	.38	6.63
Distributions from net investment income	(.22)	(.28)	(.23)	(.35)	(.39)
Distributions from net realized gain	(2.34)	(2.85)	(.11)	(2.81)	-
Total distributions	(2.55) D	(3.13)	(.34)	(3.15) D	(.39)
Net asset value, end of period	$32.69	$30.83	$28.34	$26.29	$29.06
Total Return E	15.42%	20.29%	9.16%	2.01%	29.06%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.89%	.88%	.94%	.81%	.59%
Expenses net of fee waivers, if any	.89%	.87%	.93%	.81%	.59%
Expenses net of all reductions, if any	.89%	.87%	.93%	.81%	.59%
Net investment income (loss)	.76%	.86%	1.02%	1.11% C	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$151,164	$183,714	$169,757	$139,456	$128,301
Portfolio turnover rate H	84 % I	96%	78% I	70% I	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap Value Fund Class Z

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$30.82	$28.31	$26.26	$29.03	$22.80
Income from Investment Operations
Net investment income (loss) A,B	.26	.31	.30	.32 C	.41
Net realized and unrealized gain (loss)	4.19	5.36	2.12	.10	6.25
Total from investment operations	4.45	5.67	2.42	.42	6.66
Distributions from net investment income	(.24)	(.31)	(.26)	(.38)	(.43)
Distributions from net realized gain	(2.34)	(2.85)	(.11)	(2.81)	-
Total distributions	(2.57) D	(3.16)	(.37)	(3.19)	(.43)
Net asset value, end of period	$32.70	$30.82	$28.31	$26.26	$29.03
Total Return E	15.56%	20.48%	9.31%	2.15%	29.20%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76%	.74%	.79%	.67%	.45%
Expenses net of fee waivers, if any	.76%	.74%	.78%	.67%	.45%
Expenses net of all reductions, if any	.76%	.74%	.78%	.67%	.45%
Net investment income (loss)	.88%	.99%	1.17%	1.25% C	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$96,663	$133,149	$150,467	$86,903	$62,684
Portfolio turnover rate H	84 % I	96%	78% I	70% I	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mid Cap Value, Class I, and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, redemptions in-kind and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$474,363,087
Gross unrealized depreciation	(75,836,056)
Net unrealized appreciation (depreciation)	$398,527,031
Tax Cost	$1,560,268,714

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$51,975,155
Net unrealized appreciation (depreciation) on securities and other investments	$398,528,279

The Fund intends to elect to defer to its next fiscal year $443,675 of ordinary losses recognized during the period January 1, 2026 to January 31, 2026.

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Ordinary Income	$12,926,259	$70,296,879
Long-term Capital Gains	136,069,876	111,317,412
Total	$148,996,135	$181,614,291
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Value Fund	1,489,528,966	1,715,601,619

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Mid Cap Value Fund	797,298	-	5,482,157	5,482,157	22,795,942
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Mid Cap Value	.68
Class I	.71
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.68
Class M	.68
Class C	.68
Mid Cap Value	.64
Class I	.69
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Mid Cap Value Fund	Russell Midcap Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Mid Cap Value Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .18%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	509,241	11,803
Class M	.25%	.25%	183,308	432
Class C	.75%	.25%	154,801	11,015
			847,350	23,250

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	28,655
Class M	1,838
Class CA	103
30,596

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Mid Cap Value Fund	58,533

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Mid Cap Value Fund.	Borrower	10,287,462	4.53%	16,825

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid Cap Value Fund	87,017,952	73,316,201	11,370,719
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Mid Cap Value Fund	2,321
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid Cap Value Fund	47,767	2,235	6,839,145

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Mid Cap Value Fund	4,341,662
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2026	Year ended January 31, 2025
Fidelity Mid Cap Value Fund
Distributions to shareholders
Class A	$17,048,732	$19,503,730
Class M	3,031,563	3,653,048
Class C	1,291,832	1,681,942
Mid Cap Value	105,118,724	123,148,659
Class I	12,869,976	18,499,208
Class Z	9,635,308	15,127,704
Total	$148,996,135	$181,614,291
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2026	Year ended January 31, 2025	Year ended January 31, 2026	Year ended January 31, 2025
Fidelity Mid Cap Value Fund
Class A
Shares sold	649,308	831,456	$18,887,272	$26,017,015
Reinvestment of distributions	574,313	650,179	16,700,239	19,156,997
Shares redeemed	(1,170,570)	(1,110,602)	(34,305,287)	(34,253,630)
Net increase (decrease)	53,051	371,033	$1,282,224	$10,920,382
Class M
Shares sold	60,545	91,977	$1,717,506	$2,854,529
Reinvestment of distributions	104,830	124,084	3,013,416	3,629,121
Shares redeemed	(263,277)	(234,543)	(7,499,853)	(7,109,620)
Net increase (decrease)	(97,902)	(18,482)	$(2,768,931)	$(625,970)
Class C
Shares sold	52,367	59,358	$1,435,227	$1,770,589
Reinvestment of distributions	47,075	59,731	1,291,048	1,681,644
Shares redeemed	(197,836)	(342,255)	(5,424,188)	(10,128,885)
Net increase (decrease)	(98,394)	(223,166)	$(2,697,913)	$(6,676,652)
Mid Cap Value
Shares sold	4,722,830	6,828,842	$143,251,318	$219,338,424
Reinvestment of distributions	3,300,525	3,836,838	98,341,767	115,604,604
Shares redeemed	(9,262,324)	(7,016,018)	(273,900,737)	(225,729,180)
Net increase (decrease)	(1,238,969)	3,649,662	$(32,307,652)	$109,213,848
Class I
Shares sold	1,596,906	2,744,632	$46,471,752	$86,375,636
Reinvestment of distributions	433,901	612,481	12,678,819	18,229,443
Shares redeemed	(3,364,414)	(3,389,860)	(98,531,717)	(104,211,877)
Net increase (decrease)	(1,333,607)	(32,747)	$(39,381,146)	$393,202
Class Z
Shares sold	2,030,163	2,553,765	$59,763,715	$79,894,988
Reinvestment of distributions	300,803	430,463	8,744,074	12,809,716
Shares redeemed	(3,694,443)	(3,978,851)	(107,427,963)	(121,836,936)
Net increase (decrease)	(1,363,477)	(994,623)	$(38,920,174)	$(29,132,232)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and Shareholders of Fidelity Mid Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Mid Cap Value Fund (one of the funds constituting Fidelity Devonshire Trust, referred to hereafter as the "Fund") as of January 31, 2026, the related statement of operations for the year ended January 31, 2026, the statement of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2026 and the financial highlights for each of the five years in the period ended January 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 16, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2026, $122,084,965, or, if subsequently determined to be different, the net capital gain of such year.

Class A, Class M, Mid Cap Value, Class I and Class Z designate 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, Mid Cap Value, Class I and Class Z designate 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.900180.116
MCV-ANN-0426
Fidelity® Equity-Income K6 Fund

Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Equity-Income K6 Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Common Stocks - 96.9%
	Shares	Value ($)
CANADA - 2.7%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Restaurant Brands International Inc	35,176	2,356,777
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard Inc	33,721	1,754,339
Metro Inc/CN	26,367	1,750,313
TOTAL CONSUMER STAPLES		3,504,652
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd	62,867	2,337,573
Imperial Oil Ltd	30,117	3,042,776
TOTAL ENERGY		5,380,349
TOTAL CANADA		11,241,778
FRANCE - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA	56,078	1,187,191
GERMANY - 0.5%
Industrials - 0.5%
Industrial Conglomerates - 0.5%
Siemens AG	6,415	1,939,449
ITALY - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
Prysmian SpA	18,323	2,181,690
JAPAN - 0.6%
Industrials - 0.6%
Industrial Conglomerates - 0.6%
Hitachi Ltd	67,816	2,353,224
KOREA (SOUTH) - 1.9%
Information Technology - 1.9%
Technology Hardware, Storage & Peripherals - 1.9%
Samsung Electronics Co Ltd	73,150	8,092,874
NETHERLANDS - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV	16,204	3,664,373
TAIWAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	21,753	7,190,672
UNITED KINGDOM - 2.5%
Consumer Staples - 0.5%
Personal Care Products - 0.3%
Unilever PLC	20,710	1,408,889
Tobacco - 0.2%
Imperial Brands PLC	17,389	732,386
TOTAL CONSUMER STAPLES		2,141,275
Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC	24,761	4,613,323
Industrials - 0.9%
Aerospace & Defense - 0.9%
Rolls-Royce Holdings PLC	215,701	3,605,869
TOTAL UNITED KINGDOM		10,360,467
UNITED STATES - 85.3%
Communication Services - 8.0%
Diversified Telecommunication Services - 2.0%
AT&T Inc	108,325	2,839,198
Comcast Corp Class A	82,939	2,467,435
Verizon Communications Inc	68,542	3,051,490
		8,358,123
Entertainment - 1.1%
Walt Disney Co/The	39,335	4,436,988
Interactive Media & Services - 4.1%
Alphabet Inc Class A	45,156	15,262,728
Meta Platforms Inc Class A	2,363	1,693,090
		16,955,818
Media - 0.0%
Versant Media Group Inc Class A	3,317	108,068
Wireless Telecommunication Services - 0.8%
T-Mobile US Inc	19,205	3,787,418
TOTAL COMMUNICATION SERVICES		33,646,415
Consumer Discretionary - 7.1%
Broadline Retail - 0.8%
Amazon.com Inc (a)	13,228	3,165,460
Diversified Consumer Services - 0.3%
H&R Block Inc	28,750	1,134,188
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp	15,325	4,827,375
Starbucks Corp	18,767	1,725,626
		6,553,001
Specialty Retail - 3.3%
Burlington Stores Inc (a)	7,644	2,261,554
Dick's Sporting Goods Inc	10,121	2,044,442
Lowe's Cos Inc	19,810	5,290,459
TJX Cos Inc/The	29,210	4,375,950
		13,972,405
Textiles, Apparel & Luxury Goods - 1.1%
Columbia Sportswear Co	2,302	127,254
NIKE Inc Class B	21,500	1,328,915
Tapestry Inc	26,312	3,339,256
		4,795,425
TOTAL CONSUMER DISCRETIONARY		29,620,479
Consumer Staples - 7.6%
Beverages - 1.8%
Coca-Cola Co/The	63,740	4,768,389
Keurig Dr Pepper Inc	99,856	2,740,049
		7,508,438
Consumer Staples Distribution & Retail - 3.3%
Albertsons Cos Inc Class A	27,754	462,104
BJ's Wholesale Club Holdings Inc (a)	24,225	2,239,359
Costco Wholesale Corp	376	353,534
Target Corp	26,129	2,755,826
Walmart Inc	67,580	8,051,481
		13,862,304
Food Products - 0.6%
JM Smucker Co	9,521	998,372
Mondelez International Inc	26,850	1,569,920
		2,568,292
Household Products - 1.6%
Procter & Gamble Co/The	44,892	6,813,259
Personal Care Products - 0.3%
Kenvue Inc	69,658	1,212,049
TOTAL CONSUMER STAPLES		31,964,342
Energy - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Chevron Corp	8,582	1,518,156
Enterprise Products Partners LP	60,337	2,002,585
Exxon Mobil Corp	95,123	13,450,392
Phillips 66	8,616	1,236,913
Shell PLC	64,481	2,478,618
Valero Energy Corp	7,090	1,286,339
TOTAL ENERGY		21,973,003
Financials - 19.8%
Banks - 11.4%
Bank of America Corp	153,311	8,156,145
Huntington Bancshares Inc/OH	172,896	3,022,222
JPMorgan Chase & Co	45,931	14,049,834
M&T Bank Corp	18,724	4,148,677
PNC Financial Services Group Inc/The	26,788	5,981,760
US Bancorp	55,699	3,125,271
Wells Fargo & Co	98,309	8,895,981
		47,379,890
Capital Markets - 1.8%
Blackrock Inc	2,936	3,285,208
Charles Schwab Corp/The	41,091	4,270,177
		7,555,385
Consumer Finance - 0.8%
Capital One Financial Corp	14,405	3,153,687
Financial Services - 0.9%
Apollo Global Management Inc	14,580	1,961,593
Visa Inc Class A	5,935	1,910,061
		3,871,654
Insurance - 4.9%
American Financial Group Inc/OH	19,199	2,501,053
Chubb Ltd	21,053	6,517,167
Hartford Insurance Group Inc/The	31,310	4,228,729
Marsh & McLennan Cos Inc	15,926	2,997,114
Travelers Companies Inc/The	15,224	4,331,380
		20,575,443
TOTAL FINANCIALS		82,536,059
Health Care - 11.3%
Biotechnology - 3.4%
AbbVie Inc	27,682	6,173,362
Gilead Sciences Inc	56,889	8,075,394
		14,248,756
Health Care Providers & Services - 1.4%
Cigna Group/The	6,110	1,674,812
UnitedHealth Group Inc	14,781	4,241,112
		5,915,924
Life Sciences Tools & Services - 0.9%
Danaher Corp	16,743	3,664,875
Pharmaceuticals - 5.6%
Eli Lilly & Co	3,110	3,225,537
GSK PLC	116,444	3,011,435
Johnson & Johnson	36,044	8,191,000
Merck & Co Inc	60,238	6,642,444
Royalty Pharma PLC Class A	46,435	1,935,411
		23,005,827
TOTAL HEALTH CARE		46,835,382
Industrials - 9.7%
Aerospace & Defense - 3.4%
GE Aerospace	13,743	4,216,215
General Dynamics Corp	8,810	3,093,103
Huntington Ingalls Industries Inc	7,835	3,294,696
Northrop Grumman Corp	4,938	3,418,380
		14,022,394
Building Products - 0.8%
Johnson Controls International plc	29,097	3,470,108
Commercial Services & Supplies - 0.4%
GFL Environmental Inc Subordinate Voting Shares	18,767	806,141
Veralto Corp	9,089	899,629
		1,705,770
Electrical Equipment - 1.5%
AMETEK Inc	12,430	2,784,071
GE Vernova Inc	4,552	3,306,437
		6,090,508
Ground Transportation - 0.9%
Norfolk Southern Corp	12,760	3,716,222
Machinery - 2.1%
Crane Co	14,717	2,687,913
ITT Inc	33,163	6,045,615
		8,733,528
Professional Services - 0.1%
KBR Inc	11,945	511,365
Trading Companies & Distributors - 0.5%
Watsco Inc (b)	5,889	2,275,804
TOTAL INDUSTRIALS		40,525,699
Information Technology - 6.3%
Communications Equipment - 1.3%
Cisco Systems Inc	71,101	5,568,630
Electronic Equipment, Instruments & Components - 0.2%
Crane NXT Co	18,259	922,445
IT Services - 1.7%
Accenture PLC Class A	9,802	2,584,199
Amdocs Ltd	25,417	2,082,669
IBM Corporation	8,100	2,484,270
		7,151,138
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices Inc	9,643	2,997,816
Broadcom Inc	4,711	1,560,754
		4,558,570
Software - 1.5%
Gen Digital Inc	45,286	1,086,411
Microsoft Corp	12,019	5,171,656
		6,258,067
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc	7,565	1,962,966
TOTAL INFORMATION TECHNOLOGY		26,421,816
Materials - 2.9%
Chemicals - 2.0%
Linde PLC	18,054	8,250,136
Containers & Packaging - 0.9%
Ball Corp	35,762	2,033,785
Crown Holdings Inc	19,167	2,006,402
		4,040,187
TOTAL MATERIALS		12,290,323
Real Estate - 1.9%
Specialized REITs - 1.9%
American Tower Corp	9,496	1,702,442
Lamar Advertising Co Class A	26,967	3,460,136
Public Storage	10,813	2,986,442
TOTAL REAL ESTATE		8,149,020
Utilities - 5.4%
Electric Utilities - 3.6%
Constellation Energy Corp	10,402	2,919,633
Exelon Corp	27,921	1,250,302
FirstEnergy Corp	22,218	1,051,800
NextEra Energy Inc	64,231	5,645,906
PG&E Corp	76,666	1,182,190
Southern Co/The	34,152	3,050,115
		15,099,946
Gas Utilities - 0.1%
Southwest Gas Holdings Inc	9,132	756,311
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	14,813	2,345,639
Multi-Utilities - 1.1%
Ameren Corp	14,071	1,453,253
CenterPoint Energy Inc	38,047	1,510,085
WEC Energy Group Inc	13,995	1,548,827
		4,512,165
TOTAL UTILITIES		22,714,061
TOTAL UNITED STATES		356,676,599
TOTAL COMMON STOCKS (Cost $302,213,993)		404,888,317

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	12,853,419	12,855,990
Fidelity Securities Lending Cash Central Fund (c)(d)	3.70	625,937	626,000
TOTAL MONEY MARKET FUNDS (Cost $13,481,990)			13,481,990

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $315,695,983)	418,370,307
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(292,086)
NET ASSETS - 100.0%	418,078,221

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,878,469	120,232,344	114,254,747	239,228	(76)	-	12,855,990	12,853,419	0.0%
Fidelity Securities Lending Cash Central Fund	2,124,798	21,043,602	22,542,645	4,524	245	-	626,000	625,937	0.0%
Total	9,003,267	141,275,946	136,797,392	243,752	169	-	13,481,990

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	33,646,415	33,646,415	-	-
Consumer Discretionary	31,977,256	31,977,256	-	-
Consumer Staples	37,610,269	35,468,994	2,141,275	-
Energy	28,540,543	26,061,925	2,478,618	-
Financials	82,536,059	82,536,059	-	-
Health Care	51,448,705	43,823,947	7,624,758	-
Industrials	50,605,931	42,707,389	7,898,542	-
Information Technology	45,369,735	45,369,735	-	-
Materials	12,290,323	12,290,323	-	-
Real Estate	8,149,020	8,149,020	-	-
Utilities	22,714,061	22,714,061	-	-

Money Market Funds	13,481,990	13,481,990	-	-
Total Investments in Securities:	418,370,307	398,227,114	20,143,193	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value (including securities loaned of $618,320) - See accompanying schedule:
Unaffiliated issuers (cost $302,213,993)	$404,888,317
Fidelity Central Funds (cost $13,481,990)	13,481,990

Total Investment in Securities (cost $315,695,983)		$418,370,307
Cash		245
Foreign currency held at value (cost $169)		173
Receivable for fund shares sold		707,125
Dividends receivable		502,116
Distributions receivable from Fidelity Central Funds		37,796
Total assets		419,617,762
Liabilities
Payable for fund shares redeemed	$798,087
Accrued management fee	115,454
Collateral on securities loaned	626,000
Total liabilities		1,539,541
Net Assets		$418,078,221
Net Assets consist of:
Paid in capital		$315,601,320
Total accumulated earnings (loss)		102,476,901
Net Assets		$418,078,221
Net Asset Value, offering price and redemption price per share ($418,078,221 ÷ 22,166,049 shares)		$18.86
Statement of Operations
Year ended January 31, 2026
Investment Income
Dividends		$6,233,900
Interest		93
Income from Fidelity Central Funds (including $4,524 from security lending)		243,752
Total income		6,477,745
Expenses
Management fee	$1,002,906
Independent trustees' fees and expenses	1,057
Total expenses before reductions	1,003,963
Expense reductions	(61)
Total expenses after reductions		1,003,902
Net Investment income (loss)		5,473,843
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,210,124
Fidelity Central Funds	169
Foreign currency transactions	(8,269)
Total net realized gain (loss)		4,202,024
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	44,600,895
Assets and liabilities in foreign currencies	7,897
Total change in net unrealized appreciation (depreciation)		44,608,792
Net gain (loss)		48,810,816
Net increase (decrease) in net assets resulting from operations		$54,284,659
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,473,843	$3,810,308
Net realized gain (loss)	4,202,024	2,432,203
Change in net unrealized appreciation (depreciation)	44,608,792	27,991,161
Net increase (decrease) in net assets resulting from operations	54,284,659	34,233,672
Distributions to shareholders	(9,261,673)	(6,676,667)

Share transactions
Proceeds from sales of shares	211,672,914	89,957,174
Reinvestment of distributions	9,261,673	6,676,667
Cost of shares redeemed	(83,311,192)	(44,117,821)

Net increase (decrease) in net assets resulting from share transactions	137,623,395	52,516,020
Total increase (decrease) in net assets	182,646,381	80,073,025

Net Assets
Beginning of period	235,431,840	155,358,815
End of period	$418,078,221	$235,431,840

Other Information
Shares
Sold	12,162,358	5,701,358
Issued in reinvestment of distributions	529,521	427,966
Redeemed	(4,876,352)	(2,802,878)
Net increase (decrease)	7,815,527	3,326,446

Financial Highlights
Fidelity® Equity-Income K6 Fund

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$16.41	$14.09	$13.46	$13.68	$11.44
Income from Investment Operations
Net investment income (loss) A,B	.32	.30	.29	.27	.24
Net realized and unrealized gain (loss)	2.64	2.53	.62	(.24)	2.51
Total from investment operations	2.96	2.83	.91	.03	2.75
Distributions from net investment income	(.31)	(.32)	(.28)	(.25)	(.23)
Distributions from net realized gain	(.20)	(.19)	-	- C	(.27)
Total distributions	(.51)	(.51)	(.28)	(.25)	(.51) D
Net asset value, end of period	$18.86	$16.41	$14.09	$13.46	$13.68
Total Return E	18.32%	20.35%	6.91%	.35%	24.13%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.34%	.34%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.34%	.34%	.34%	.34%	.34%
Expenses net of all reductions, if any	.34%	.34%	.34%	.34%	.34%
Net investment income (loss)	1.85%	1.94%	2.16%	2.12%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$418,078	$235,432	$155,359	$157,286	$107,954
Portfolio turnover rate H	14 % I	23%	36% I	37% I	43% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity Equity-Income K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$110,107,435
Gross unrealized depreciation	(8,605,754)
Net unrealized appreciation (depreciation)	$101,501,681
Tax Cost	$316,868,626

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$651,891
Undistributed long-term capital gain	$723,570
Net unrealized appreciation (depreciation) on securities and other investments	$101,101,439

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Ordinary Income	$6,290,173	$4,026,634
Long-term Capital Gains	2,971,500	2,650,033
Total	$9,261,673	$6,676,667

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity-Income K6 Fund	165,668,191	41,483,502

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Equity-Income K6 Fund	257,356	4,287,547
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .34% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Equity-Income K6 Fund	518

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity-Income K6 Fund	8,169,783	4,043,200	62,673
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Equity-Income K6 Fund	490	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $61.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income K6 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Equity-Income K6 Fund (the "Fund"), a fund of Fidelity Devonshire Trust, including the schedule of investments, as of January 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 16, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2026, $3,695,069, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.76%% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $191,762 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 79%, 71%, 71%, and 71% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 90.94%, 87.42%, 87.42%, and 87.42% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 2.85%, 3.95%, 3.95%, and 3.95% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9893876.106
EQU-K6-ANN-0426
Fidelity® Equity-Income Fund

Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Equity-Income Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Common Stocks - 96.3%
	Shares	Value ($)
CANADA - 2.7%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Restaurant Brands International Inc	924,129	61,916,270
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard Inc	815,642	42,433,870
Metro Inc/CN	672,392	44,635,195
TOTAL CONSUMER STAPLES		87,069,065
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Canadian Natural Resources Ltd	1,647,253	61,249,527
Imperial Oil Ltd	849,896	85,866,554
TOTAL ENERGY		147,116,081
TOTAL CANADA		296,101,416
FRANCE - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA	1,408,722	29,823,139
GERMANY - 0.5%
Industrials - 0.5%
Industrial Conglomerates - 0.5%
Siemens AG	162,103	49,008,647
ITALY - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
Prysmian SpA	471,844	56,181,714
JAPAN - 0.6%
Industrials - 0.6%
Industrial Conglomerates - 0.6%
Hitachi Ltd	1,774,816	61,586,357
KOREA (SOUTH) - 1.9%
Information Technology - 1.9%
Technology Hardware, Storage & Peripherals - 1.9%
Samsung Electronics Co Ltd	1,875,214	207,462,344
NETHERLANDS - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV	427,411	96,654,724
TAIWAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	569,222	188,162,024
UNITED KINGDOM - 2.5%
Consumer Staples - 0.5%
Personal Care Products - 0.3%
Unilever PLC	514,008	34,967,670
Tobacco - 0.2%
Imperial Brands PLC	463,808	19,534,563
TOTAL CONSUMER STAPLES		54,502,233
Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC	651,893	121,456,854
Industrials - 0.9%
Aerospace & Defense - 0.9%
Rolls-Royce Holdings PLC	5,688,304	95,091,245
TOTAL UNITED KINGDOM		271,050,332
UNITED STATES - 84.7%
Communication Services - 8.1%
Diversified Telecommunication Services - 2.0%
AT&T Inc	2,856,627	74,872,194
Comcast Corp Class A	2,187,194	65,069,021
Verizon Communications Inc	1,807,403	80,465,582
		220,406,797
Entertainment - 1.1%
Walt Disney Co/The	1,036,192	116,882,458
Interactive Media & Services - 4.1%
Alphabet Inc Class A	1,171,857	396,087,666
Meta Platforms Inc Class A	64,058	45,897,557
		441,985,223
Media - 0.0%
Versant Media Group Inc Class A	87,487	2,850,326
Wireless Telecommunication Services - 0.9%
T-Mobile US Inc	507,815	100,146,196
TOTAL COMMUNICATION SERVICES		882,271,000
Consumer Discretionary - 7.0%
Broadline Retail - 0.8%
Amazon.com Inc (b)	348,345	83,358,959
Diversified Consumer Services - 0.3%
H&R Block Inc	689,350	27,194,857
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp	385,970	121,580,550
Starbucks Corp	469,912	43,208,408
		164,788,958
Specialty Retail - 3.3%
Burlington Stores Inc (b)	198,081	58,604,245
Dick's Sporting Goods Inc	258,599	52,236,998
Lowe's Cos Inc	500,590	133,687,565
TJX Cos Inc/The	770,571	115,439,242
		359,968,050
Textiles, Apparel & Luxury Goods - 1.1%
Columbia Sportswear Co	60,098	3,322,217
NIKE Inc Class B	526,200	32,524,422
Tapestry Inc	691,525	87,761,438
		123,608,077
TOTAL CONSUMER DISCRETIONARY		758,918,901
Consumer Staples - 7.5%
Beverages - 1.8%
Coca-Cola Co/The	1,603,713	119,973,770
Keurig Dr Pepper Inc	2,632,397	72,232,973
		192,206,743
Consumer Staples Distribution & Retail - 3.3%
Albertsons Cos Inc Class A	796,147	13,255,848
BJ's Wholesale Club Holdings Inc (b)	630,085	58,245,057
Costco Wholesale Corp	10,296	9,680,814
Target Corp	688,741	72,641,513
Walmart Inc	1,734,183	206,610,563
		360,433,795
Food Products - 0.6%
JM Smucker Co	254,779	26,716,126
Mondelez International Inc	663,834	38,814,374
		65,530,500
Household Products - 1.6%
Procter & Gamble Co/The	1,144,886	173,759,348
Personal Care Products - 0.2%
Kenvue Inc	1,647,608	28,668,379
TOTAL CONSUMER STAPLES		820,598,765
Energy - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Chevron Corp	207,398	36,688,706
Enterprise Products Partners LP	1,517,649	50,370,770
Exxon Mobil Corp	2,463,285	348,308,500
Phillips 66	203,399	29,199,960
Shell PLC	1,700,260	65,357,163
Valero Energy Corp	168,113	30,500,742
TOTAL ENERGY		560,425,841
Financials - 19.7%
Banks - 11.3%
Bank of America Corp	3,945,262	209,887,938
Huntington Bancshares Inc/OH	4,557,133	79,658,685
JPMorgan Chase & Co	1,193,378	365,042,397
M&T Bank Corp	495,056	109,689,558
PNC Financial Services Group Inc/The	680,092	151,864,544
US Bancorp	1,467,401	82,335,870
Wells Fargo & Co	2,533,535	229,259,582
		1,227,738,574
Capital Markets - 1.8%
Blackrock Inc	76,264	85,334,840
Charles Schwab Corp/The	1,031,109	107,152,847
		192,487,687
Consumer Finance - 0.8%
Capital One Financial Corp	379,839	83,158,152
Financial Services - 0.9%
Apollo Global Management Inc	376,820	50,697,363
Visa Inc Class A	145,607	46,860,701
		97,558,064
Insurance - 4.9%
American Financial Group Inc/OH	505,402	65,838,718
Chubb Ltd	535,680	165,825,101
Hartford Insurance Group Inc/The	825,559	111,499,999
Marsh & McLennan Cos Inc	416,429	78,367,774
Travelers Companies Inc/The	402,144	114,413,989
		535,945,581
TOTAL FINANCIALS		2,136,888,058
Health Care - 11.0%
Biotechnology - 3.3%
AbbVie Inc	704,358	157,078,878
Gilead Sciences Inc	1,455,374	206,590,339
		363,669,217
Health Care Providers & Services - 1.4%
Cigna Group/The	151,648	41,568,233
UnitedHealth Group Inc	373,008	107,027,186
		148,595,419
Life Sciences Tools & Services - 0.9%
Danaher Corp	441,589	96,659,416
Pharmaceuticals - 5.4%
Eli Lilly & Co	81,575	84,605,511
GSK PLC	3,070,175	79,399,821
Johnson & Johnson	925,245	210,261,926
Merck & Co Inc	1,539,418	169,751,623
Royalty Pharma PLC Class A	1,132,450	47,200,516
		591,219,397
TOTAL HEALTH CARE		1,200,143,449
Industrials - 9.8%
Aerospace & Defense - 3.4%
GE Aerospace	362,519	111,217,205
General Dynamics Corp	231,290	81,203,606
Huntington Ingalls Industries Inc	206,769	86,948,432
Northrop Grumman Corp	129,909	89,930,804
		369,300,047
Building Products - 0.8%
Johnson Controls International plc	767,313	91,509,748
Commercial Services & Supplies - 0.4%
GFL Environmental Inc Subordinate Voting Shares	490,833	21,083,848
Veralto Corp	239,127	23,668,791
		44,752,639
Electrical Equipment - 1.5%
AMETEK Inc	327,672	73,391,975
GE Vernova Inc	118,687	86,210,676
		159,602,651
Ground Transportation - 0.9%
Norfolk Southern Corp	335,740	97,780,918
Machinery - 2.1%
Crane Co	389,107	71,066,502
ITT Inc	842,529	153,593,037
		224,659,539
Professional Services - 0.2%
KBR Inc	410,704	17,582,237
Trading Companies & Distributors - 0.5%
Watsco Inc (a)	153,790	59,432,146
TOTAL INDUSTRIALS		1,064,619,925
Information Technology - 6.3%
Communications Equipment - 1.3%
Cisco Systems Inc	1,799,860	140,965,035
Electronic Equipment, Instruments & Components - 0.2%
Crane NXT Co	531,822	26,867,647
IT Services - 1.8%
Accenture PLC Class A	255,091	67,252,192
Amdocs Ltd	656,086	53,759,687
IBM Corporation	212,200	65,081,740
		186,093,619
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices Inc	254,257	79,043,416
Broadcom Inc	117,261	38,848,569
		117,891,985
Software - 1.5%
Gen Digital Inc	1,067,788	25,616,234
Microsoft Corp	315,380	135,704,860
		161,321,094
Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc	187,983	48,777,829
TOTAL INFORMATION TECHNOLOGY		681,917,209
Materials - 2.9%
Chemicals - 2.0%
Linde PLC	461,808	211,032,402
Containers & Packaging - 0.9%
Ball Corp	901,938	51,293,214
Crown Holdings Inc	473,362	49,551,534
		100,844,748
TOTAL MATERIALS		311,877,150
Real Estate - 1.8%
Specialized REITs - 1.8%
American Tower Corp	238,066	42,680,472
Lamar Advertising Co Class A	712,325	91,398,421
Public Storage	278,961	77,046,239
TOTAL REAL ESTATE		211,125,132
Utilities - 5.4%
Electric Utilities - 3.7%
Constellation Energy Corp	274,222	76,968,631
Exelon Corp	751,627	33,657,857
FirstEnergy Corp (a)	619,063	29,306,442
NextEra Energy Inc	1,627,802	143,083,796
PG&E Corp	1,834,148	28,282,562
Southern Co/The	901,250	80,490,638
		391,789,926
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	276,068	22,863,951
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	375,756	59,500,963
Multi-Utilities - 1.0%
Ameren Corp	342,430	35,366,170
CenterPoint Energy Inc	940,511	37,328,882
WEC Energy Group Inc (a)	346,298	38,324,800
		111,019,852
TOTAL UTILITIES		585,174,692
TOTAL UNITED STATES		9,213,960,122
TOTAL COMMON STOCKS (Cost $5,956,892,519)		10,469,990,819

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	290,837,729	290,895,897
Fidelity Securities Lending Cash Central Fund (c)(d)	3.70	45,646,235	45,650,799
TOTAL MONEY MARKET FUNDS (Cost $336,547,363)			336,546,696

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $6,293,439,882)	10,806,537,515
NET OTHER ASSETS (LIABILITIES) - 0.6%	67,156,706
NET ASSETS - 100.0%	10,873,694,221

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	260,663,994	761,594,544	731,359,790	6,791,016	(2,184)	(667)	290,895,897	290,837,729	0.5%
Fidelity Securities Lending Cash Central Fund	2,656,800	1,693,727,322	1,650,737,391	130,796	4,068	-	45,650,799	45,646,235	0.1%
Total	263,320,794	2,455,321,866	2,382,097,181	6,921,812	1,884	(667)	336,546,696

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	882,271,000	882,271,000	-	-
Consumer Discretionary	820,835,171	820,835,171	-	-
Consumer Staples	962,170,063	907,667,830	54,502,233	-
Energy	737,365,061	672,007,898	65,357,163	-
Financials	2,136,888,058	2,136,888,058	-	-
Health Care	1,321,600,303	1,120,743,628	200,856,675	-
Industrials	1,326,487,888	1,120,801,639	205,686,249	-
Information Technology	1,174,196,301	1,174,196,301	-	-
Materials	311,877,150	311,877,150	-	-
Real Estate	211,125,132	211,125,132	-	-
Utilities	585,174,692	585,174,692	-	-

Money Market Funds	336,546,696	336,546,696	-	-
Total Investments in Securities:	10,806,537,515	10,280,135,195	526,402,320	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value (including securities loaned of $63,207,284) - See accompanying schedule:
Unaffiliated issuers (cost $5,956,892,519)	$10,469,990,819
Fidelity Central Funds (cost $336,547,363)	336,546,696

Total Investment in Securities (cost $6,293,439,882)		$10,806,537,515
Cash		6,425
Foreign currency held at value (cost $507,915)		517,141
Receivable for fund shares sold		106,463,162
Dividends receivable		14,923,740
Distributions receivable from Fidelity Central Funds		923,692
Prepaid expenses		6,308
Other receivables		120,997
Total assets		10,929,498,980
Liabilities
Payable for fund shares redeemed	$5,522,146
Accrued management fee	4,489,918
Other payables and accrued expenses	145,964
Collateral on securities loaned	45,646,731
Total liabilities		55,804,759
Net Assets		$10,873,694,221
Net Assets consist of:
Paid in capital		$6,317,745,999
Total accumulated earnings (loss)		4,555,948,222
Net Assets		$10,873,694,221

Net Asset Value and Maximum Offering Price
Equity-Income :
Net Asset Value, offering price and redemption price per share ($10,136,743,651 ÷ 116,936,289 shares)		$86.69
Class K :
Net Asset Value, offering price and redemption price per share ($736,950,570 ÷ 8,509,781 shares)		$86.60
Statement of Operations
Year ended January 31, 2026
Investment Income
Dividends		$203,435,795
Interest		11,219
Income from Fidelity Central Funds (including $130,796 from security lending)		6,921,812
Total income		210,368,826
Expenses
Management fee	$48,601,734
Custodian fees and expenses	88,329
Independent trustees' fees and expenses	35,936
Registration fees	140,635
Audit fees	112,448
Legal	16,640
Miscellaneous	32,029
Total expenses		49,027,751
Net Investment income (loss)		161,341,075
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	354,422,808
Redemptions in-kind	2,146,295
Fidelity Central Funds	1,884
Foreign currency transactions	(188,422)
Total net realized gain (loss)		356,382,565
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,101,864,091
Fidelity Central Funds	(667)
Assets and liabilities in foreign currencies	441,015
Total change in net unrealized appreciation (depreciation)		1,102,304,439
Net gain (loss)		1,458,687,004
Net increase (decrease) in net assets resulting from operations		$1,620,028,079
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$161,341,075	$148,632,982
Net realized gain (loss)	356,382,565	316,510,005
Change in net unrealized appreciation (depreciation)	1,102,304,439	1,040,814,825
Net increase (decrease) in net assets resulting from operations	1,620,028,079	1,505,957,812
Distributions to shareholders	(462,143,383)	(462,968,350)

Share transactions - net increase (decrease)	575,380,594	391,356,195
Total increase (decrease) in net assets	1,733,265,290	1,434,345,657

Net Assets
Beginning of period	9,140,428,931	7,706,083,274
End of period	$10,873,694,221	$9,140,428,931

Financial Highlights
Fidelity® Equity-Income Fund

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$76.89	$67.64	$66.16	$69.17	$61.74
Income from Investment Operations
Net investment income (loss) A,B	1.36	1.32	1.25	1.27	1.12
Net realized and unrealized gain (loss)	12.34	11.99	3.11	(1.37)	13.26
Total from investment operations	13.70	13.31	4.36	(.10)	14.38
Distributions from net investment income	(1.41)	(1.28)	(1.20)	(1.23)	(1.09)
Distributions from net realized gain	(2.49)	(2.78)	(1.68)	(1.67)	(5.86)
Total distributions	(3.90)	(4.06)	(2.88)	(2.91) C	(6.95)
Net asset value, end of period	$86.69	$76.89	$67.64	$66.16	$69.17
Total Return D	18.19%	20.01%	6.83%	.05%	23.70%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.52%	.54%	.57%	.57%	.57%
Expenses net of fee waivers, if any	.52%	.53%	.57%	.57%	.57%
Expenses net of all reductions, if any	.52%	.53%	.57%	.57%	.57%
Net investment income (loss)	1.70%	1.76%	1.92%	1.94%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$10,136,744	$8,459,192	$7,147,239	$6,698,906	$7,162,591
Portfolio turnover rate G	11 % H	19%	17% H	22% H	27% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Equity-Income Fund Class K

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$76.81	$67.57	$66.10	$69.11	$61.69
Income from Investment Operations
Net investment income (loss) A,B	1.42	1.37	1.30	1.33	1.17
Net realized and unrealized gain (loss)	12.33	11.99	3.10	(1.38)	13.26
Total from investment operations	13.75	13.36	4.40	(.05)	14.43
Distributions from net investment income	(1.47)	(1.34)	(1.26)	(1.29)	(1.15)
Distributions from net realized gain	(2.49)	(2.78)	(1.68)	(1.67)	(5.86)
Total distributions	(3.96)	(4.12)	(2.93) C	(2.96)	(7.01)
Net asset value, end of period	$86.60	$76.81	$67.57	$66.10	$69.11
Total Return D	18.28%	20.11%	6.92%	.14%	23.80%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.46%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.46%	.48%	.48%	.48%
Expenses net of all reductions, if any	.45%	.46%	.48%	.48%	.48%
Net investment income (loss)	1.78%	1.84%	2.00%	2.03%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$736,951	$681,237	$558,844	$541,489	$718,546
Portfolio turnover rate G	11 % H	19%	17% H	22% H	27% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,686,768,343
Gross unrealized depreciation	(157,914,412)
Net unrealized appreciation (depreciation)	$4,528,853,931
Tax Cost	$6,277,683,584

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$12,054,163
Undistributed long-term capital gain	$31,276,914
Net unrealized appreciation (depreciation) on securities and other investments	$4,512,617,145

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Ordinary Income	$165,712,324	$142,811,344
Long-term Capital Gains	296,431,059	320,157,006
Total	$462,143,383	$462,968,350
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity-Income Fund	1,178,776,226	1,035,290,900

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Equity-Income Fund	55,032	-	2,146,295	2,146,295	4,287,547
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Equity-Income	.53
Class K	.45

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Equity-Income	.52
Class K	.44

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Equity-Income Fund	$62,685

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Equity-Income Fund	7,641

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity-Income Fund	164,133,050	126,557,660	33,669,432
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Equity-Income Fund	12,144
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Equity-Income Fund	14,293	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Equity-Income Fund	18,458,153
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2026	Year ended January 31, 2025
Fidelity Equity-Income Fund
Distributions to shareholders
Equity-Income	$430,344,593	$427,563,514
Class K	31,798,790	35,404,836
Total	$462,143,383	$462,968,350
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2026	Year ended January 31, 2025	Year ended January 31, 2026	Year ended January 31, 2025
Fidelity Equity-Income Fund
Equity-Income
Shares sold	19,014,920	16,104,696	$1,552,656,044	$1,226,359,600
Reinvestment of distributions	4,795,654	5,303,523	391,328,233	391,413,602
Shares redeemed	(16,897,966)	(17,057,720)	(1,348,779,878)	(1,270,954,611)
Net increase (decrease)	6,912,608	4,350,499	$595,204,399	$346,818,591
Class K
Shares sold	2,410,525	1,972,170	$194,534,278	$147,211,752
Reinvestment of distributions	390,121	480,007	31,793,814	35,404,836
Shares redeemed	(3,160,113)	(1,853,063)	(246,151,897)	(138,078,984)
Net increase (decrease)	(359,467)	599,114	$(19,823,805)	$44,537,604
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and Shareholders of Fidelity Equity-Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Equity-Income Fund (one of the funds constituting Fidelity Devonshire Trust, referred to hereafter as the "Fund") as of January 31, 2026, the related statement of operations for the year ended January 31, 2026, the statement of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2026 and the financial highlights for each of the five years in the period ended January 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 13, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2026, $348,324,574, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.66% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $5,309,357 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

Equity-Income designates 89%, 86%, 86%, and 86%; and Class K designates 88%, 82%, 82%, and 83%; of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Equity-Income and Class K designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
Fidelity Equity-Income Fund
At its November 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for each of the new classes of the fund: Class A, Class M, Class C, Class I and Class Z (each a New Class and together, the New Classes). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2025 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its November 2025 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the New Classes of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of each New Class of the fund and the estimated total expense ratio of each New Class of the fund. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee and proposed maximum class-level management fee rate for each New Class of the fund is below the median of its competitor funds. The Board also considered that the estimated total net expense ratio of Class A, Class C, Class I and Class Z of the fund is below the median of those funds and classes used by the Board for management fee comparisons and that the estimated total net expense ratio of Class M is above the median of those funds and classes used by the Board for management fee comparisons primarily because of higher 12b-1 fees.
The Board noted that the difference in management fee rates between classes of the fund is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of each New Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the  revenues earned and the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its May 2025 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the fund and of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2025 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee structure for the New Classes of the fund was fair and reasonable in light of all of the surrounding circumstances and that the fund's Amended Contract should be approved through May 31, 2026.

1.471443.129
EQU-ANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2026